UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006-1806	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006-1806

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Aggressive Growth Stock Fund
	Shares	Value($)
Common Stocks 101.2%
Consumer Discretionary 35.2%
Alibaba Group Holding Ltd. SP ADR*	12,050	1,252,477
Amazon.com, Inc.*	6,550	2,032,793
Chipotle Mexican Grill, Inc.*	1,250	855,638
HomeAway, Inc.*	28,500	848,730
Lululemon Athletica, Inc.*	15,200	848,008
Michael Kors Holdings Ltd.*	8,300	623,330
Mobileye*	5,350	216,996
Netflix, Inc.*	6,050	2,066,740
Priceline Group Inc. (The)*	1,050	1,197,221
Tesla Motors, Inc.*	12,950	2,880,209
Vince Holding Corp.*	17,000	444,380
Vipshop Holdings Ltd.*	50,300	982,862

		14,249,384

Energy 1.1%
Pioneer Natural Resources Co.	3,000	446,550

Financials 9.3%
Charles Schwab Corp. (The)	44,700	1,349,493
First Republic Bank	14,500	755,740
PRA Group, Inc.*	28,700	1,662,591

		3,767,824

Health Care 13.5%
Celgene Corp.*	17,850	1,996,701
Gilead Sciences, Inc.*	15,800	1,489,308
Medidata Solutions, Inc.*	22,700	1,083,925
Salix Pharmaceuticals Ltd.*	8,000	919,520

		5,489,454

Industrials 5.8%
Precision Castparts Corp.	2,000	481,760
XPO Logistics, Inc.*	45,900	1,876,392

		2,358,152

Information Technology 36.3%
Alliance Data Systems Corp.*	4,400	1,258,620
Facebook, Inc., Cl A*	23,750	1,852,975
Google, Inc., Cl A*	2,400	1,273,584
LinkedIn Corp., Cl A*	8,000	1,837,680
MercadoLibre, Inc.	8,000	1,021,360
Palo Alto Networks, Inc.*	7,600	931,532
Pandora Media, Inc.*	46,700	832,661
Qihoo 360 Technology Co. Ltd. ADR*	8,500	486,710
ServiceNow, Inc.*	10,600	719,210

See Notes to Schedules of Portfolio Investments.

Splunk, Inc.*	10,800	636,660
Twitter, Inc.*	14,250	511,148
Xoom Corp.*	30,000	525,300
Yelp, Inc.*	19,500	1,067,235
Zillow, Inc.*	16,550	1,752,479

		14,707,154

Total Common Stocks (Cost $25,691,119)		41,018,518

Total Investments (Cost $25,691,119) — 101.2%		41,018,518
Liabilities in Excess of Other Assets — (1.2)%		(478,273)

Net Assets — 100.0%		$40,540,245

*	Non-income producing security.

Investment Abbreviations

ADR       – American Depositary Receipt

SP ADR – Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 96.8%
Austria 1.2%(a)
Voestalpine AG	6,772	266,957

Belgium 5.4%(a)
Ageas	13,430	476,278
Anheuser-Busch InBev NV	6,582	740,697

		1,216,975

China 4.6%(a)
Agricultural Bank of China Ltd., H Shares	1,008,480	506,487
China CITIC Bank Corp. Ltd., H Shares	483,000	385,298
Kaisa Group Holdings Ltd.	699,000	143,752

		1,035,537

Denmark 2.9%(a)
A.P. Moller - Maersk A/S, Cl B	190	377,665
Danske Bank A/S	10,439	280,962

		658,627

France 17.5%(a)
AXA SA	30,711	709,318
Cap Gemini SA	5,903	420,459
CNP Assurances	13,528	239,552
Credit Agricole SA	34,924	448,972
Publicis Groupe SA	4,914	351,956
Renault SA	4,465	326,282
Sanofi-Aventis	5,607	510,999
Valeo SA	2,733	340,415
Vinci SA	6,589	360,555
Vivendi SA*	10,721	267,437

		3,975,945

Germany 10.2%
Continental AG	1,775	377,053
Deutsche Lufthansa AG	11,666	195,230
Deutsche Post AG	14,671	480,120
Fresenius SE	8,418	439,637
Infineon Technologies AG(a)	28,236	302,720
Siemens AG	4,591	520,813

		2,315,573

Hong Kong 0.9%
TCC International Holdings Ltd.	558,000	215,151

Japan 21.8%(a)
Aisin Seiki Co. Ltd.	8,100	291,136
Canon, Inc.	13,500	428,785
Heiwa Corp.	12,900	257,606

See Notes to Schedules of Portfolio Investments.

Marubeni Corp.	45,550	273,040
Mitsubishi UFJ Financial Group, Inc.	107,050	586,756
Mitsui & Co. Ltd.	22,708	303,564
Oki Electric Industry Co. Ltd.	114,000	218,803
ORIX Corp.	17,900	223,766
Resona Holdings, Inc.	89,343	450,924
Ricoh Co. Ltd.	32,900	334,218
Sekisui Chemical Co. Ltd.	28,012	337,223
Sumitomo Corp.	22,111	227,102
Sumitomo Mitsui Financial Group, Inc.	15,925	575,410
Toyota Motor Corp.	7,049	439,580

		4,947,913

Netherlands 3.5%
Koninklijke Ahold NV(a)	32,066	570,007
Royal Dutch Shell PLC, Cl A	6,422	214,944

		784,951

Norway 1.6%(a)
Telenor ASA	17,748	357,859

Singapore 1.3%(a)
Yangzijiang Shipbuilding Holdings Ltd.	333,000	302,424

South Korea 1.1%(a)
SK Hynix, Inc.*	5,961	256,676

Switzerland 9.3%(a)
Pargesa Holding SA	4,370	336,636
Roche Holding AG	2,603	705,518
Swiss Life Holding AG*	2,621	619,379
Swiss Re AG*	5,493	459,618

		2,121,151

United Kingdom 15.5%(a)
AstraZeneca PLC	8,760	616,228
Bodycote PLC	35,755	358,758
BP PLC	31,827	202,093
British American Tobacco PLC	13,222	718,403
BT Group PLC	109,673	680,802
SABMiller PLC	9,277	480,106
WPP PLC	22,337	463,408

		3,519,798

Total Common Stocks (Cost $17,804,125)		21,975,537

Preferred Stock 1.8%
Germany 1.8%
Volkswagen AG, 1.78%	1,822	407,100

Total Preferred Stock (Cost $314,043)		407,100

Money Market Fund 0.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(b)	169,085	169,085

Total Money Market Fund (Cost $169,085)		169,085

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $18,287,253) — 99.3%	22,551,722
Other Assets in Excess of Liabilities — 0.7%	155,217

Net Assets — 100.0%	$22,706,939

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 86.0% of net assets as of December 31, 2014.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks 0.0%(a)
Australia 0.0%(a)
BGP Holdings PLC*(b)(c)	737,041	—

Ireland 0.0%(a)
Irish Bank Resolution Corp. Ltd.*(b)(c)	8,839	—
Irish Bank Resolution Corp. Ltd.*(b)(c)(d)	131,459	—

		—

Portugal 0.0%(a)
Banco Espirito Santo SA(b)*	47,418	6,885

Total Common Stocks (Cost $1,748,245)		6,885

Right 0.0%(a)
Austria 0.0%(a)
IMMOEAST AG*(b)(c)(e)	175,419	—

Total Right (Cost $—)		—

Warrant 0.0%(a)
Hong Kong 0.0%(a)
Sun Hung Kai Properties Ltd.*	175	442

Total Warrant (Cost $—)		442

Short-Term Investment 0.0%(a)
RidgeWorth Funds Securities Lending Joint Account(f)	17,220	17,220

Total Short-Term Investment (Cost $17,220)		17,220

Money Market Fund 99.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(g)	55,476,144	55,476,144

Total Money Market Fund (Cost $55,476,144)		55,476,144

Total Investments (Cost $57,241,609) — 99.9%		55,500,691
Other Assets in Excess of Liabilities — 0.1%		64,646

Net Assets — 100.0%		$55,565,337

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(c)	Valued at fair value using procedures approved by the Board (See Note 2(a)). Fair valued securities held by the Fund represent 0% of net assets as of December 31, 2014.
(d)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $0.
(e)	Escrowed rights that are not tradable.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 21.1%
Alibaba Group Holding Ltd. SP ADR*	381	39,601
Amazon.com, Inc.*	17,931	5,564,886
BorgWarner, Inc.	68,397	3,758,415
Chipotle Mexican Grill, Inc.*	4,898	3,352,730
DR Horton, Inc.	154,756	3,913,779
Johnson Controls, Inc.	55,774	2,696,115
Michael Kors Holdings Ltd.*	32,947	2,474,320
Netflix, Inc.*	9,179	3,135,638
Priceline Group Inc. (The)*	5,155	5,877,783
Royal Caribbean Cruises Ltd.	43,726	3,604,334
Scripps Networks Interactive, Cl A	37,499	2,822,550
Starbucks Corp.	76,334	6,263,205
Ulta Salon Cosmetics & Fragrance, Inc.*	15,490	1,980,242
Under Armour, Inc., Cl A*	64,540	4,382,266
VF Corp.	62,526	4,683,197
Viacom, Inc., Cl B	39,557	2,976,664

		57,525,725

Consumer Staples 7.0%
Colgate-Palmolive Co.	69,142	4,783,935
Costco Wholesale Corp.	43,922	6,225,943
Estee Lauder Cos., Inc. (The), Cl A	53,109	4,046,906
WhiteWave Foods Co. (The), Cl A*	112,722	3,944,143

		19,000,927

Energy 4.3%
EOG Resources, Inc.	44,490	4,096,194
Phillips 66	23,535	1,687,460
Schlumberger Ltd.	70,961	6,060,779

		11,844,433

Financials 4.1%
Discover Financial Services	50,860	3,330,821
Morgan Stanley	114,806	4,454,473
T. Rowe Price Group, Inc.	38,978	3,346,651

		11,131,945

Health Care 17.3%
Alexion Pharmaceuticals, Inc.*	43,315	8,014,575
Biogen Idec, Inc.*	25,777	8,750,003
Cerner Corp.*	56,767	3,670,554
Express Scripts Holding Co.*	54,745	4,635,259
Gilead Sciences, Inc.*	98,787	9,311,663
HCA Holdings, Inc.*	30,103	2,209,259
Illumina, Inc.*	12,545	2,315,556

See Notes to Schedules of Portfolio Investments.

Mylan, Inc.*	113,620	6,404,759
Pharmacyclics, Inc.*	14,943	1,826,931

		47,138,559

Industrials 11.0%
BE Aerospace, Inc.*	29,416	1,706,716
Cummins, Inc.	21,144	3,048,330
Delta Air Lines, Inc.	94,007	4,624,204
Fluor Corp.	36,558	2,216,512
Fortune Brands Home & Security, Inc.	54,026	2,445,757
HD Supply Holdings, Inc.*	74,235	2,189,190
Honeywell International, Inc.	50,439	5,039,865
IHS, Inc., CL A*	12,968	1,476,796
J.B. Hunt Transport Services, Inc.	25,272	2,129,166
Union Pacific Corp.	41,996	5,002,984

		29,879,520

Information Technology 32.5%
Analog Devices, Inc.	59,472	3,301,885
Apple, Inc.	192,695	21,269,674
ARM Holdings PLC SP ADR	61,635	2,853,701
Baidu, Inc. SP ADR*	11,218	2,557,367
Cognizant Technology Solutions Corp., Cl A*	65,862	3,468,293
Facebook, Inc., Cl A*	109,491	8,542,488
Google, Inc., Cl C*	11,820	6,222,048
Google, Inc., Cl A*	11,857	6,292,036
LinkedIn Corp., Cl A*	10,187	2,340,056
Palo Alto Networks, Inc.*	19,246	2,358,982
QUALCOMM, Inc.	89,884	6,681,078
Salesforce.com, Inc.*	71,657	4,249,977
Splunk, Inc.*	43,075	2,539,271
Tableau Software, Inc., CL A*	15,260	1,293,438
VeriFone Systems, Inc.*	41,252	1,534,574
Visa, Inc., Cl A	29,826	7,820,377
Workday, Inc., Cl A*	26,754	2,183,394
Xilinx, Inc.	65,076	2,817,140

		88,325,779

Materials 2.3%
Monsanto Co.	36,255	4,331,385
Vulcan Materials Co.	27,384	1,799,950

		6,131,335

Total Common Stocks (Cost $144,744,258)		270,978,223

Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(a)	1,420,047	1,420,047

Total Money Market Fund (Cost $1,420,047)		1,420,047

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $146,164,305) — 100.1%	272,398,270
Liabilities in Excess of Other Assets — (0.1)%	(272,757)

Net Assets — 100.0%	$272,125,513

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

SP ADR	–	Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 95.8%
Consumer Discretionary 5.9%
Comcast Corp., Cl A	223,730	12,978,577
DR Horton, Inc.	501,584	12,685,059
Johnson Controls, Inc.	807,435	39,031,408
PulteGroup, Inc.	580,404	12,455,470
PVH Corp.	317,461	40,688,976
Walt Disney Co. (The)	273,260	25,738,360

		143,577,850

Consumer Staples 5.9%
Procter & Gamble Co. (The)	605,600	55,164,104
Sysco Corp.	683,250	27,118,192
Wal-Mart Stores, Inc.	713,451	61,271,172

		143,553,468

Energy 8.7%
Chevron Corp.	729,520	81,837,554
ConocoPhillips	359,240	24,809,114
Exxon Mobil Corp.	876,709	81,051,747
Occidental Petroleum Corp.	281,677	22,705,983

		210,404,398

Financials 28.2%
American Tower Corp., REIT	247,430	24,458,456
Ameriprise Financial, Inc.	344,410	45,548,222
Aon PLC	413,831	39,243,594
BlackRock, Inc.	75,725	27,076,231
Citigroup, Inc.	1,127,930	61,032,292
Crown Castle International Corp., REIT	633,270	49,838,349
Franklin Resources, Inc.	640,290	35,452,857
JPMorgan Chase & Co.	897,690	56,177,440
MetLife, Inc.	928,100	50,200,929
Morgan Stanley	978,607	37,969,952
Regions Financial Corp.	2,415,130	25,503,773
Simon Property Group, Inc., REIT	193,807	35,294,193
T. Rowe Price Group, Inc.	502,610	43,154,095
Travelers Cos., Inc. (The)	266,480	28,206,908
U.S. Bancorp	1,260,830	56,674,308
Wells Fargo & Co.	1,057,910	57,994,626
Zions Bancorp.	428,770	12,224,233

		686,050,458

Health Care 12.9%
Aetna, Inc.	317,235	28,179,985
Agilent Technologies, Inc.	643,929	26,362,453
Baxter International, Inc.	461,461	33,820,477

See Notes to Schedules of Portfolio Investments.

Cigna Corp.	689,110	70,916,310
Johnson & Johnson	460,110	48,113,703
Merck & Co., Inc.	612,690	34,794,665
Pfizer, Inc.	2,282,950	71,113,892

		313,301,485

Industrials 9.2%
A.O. Smith Corp.	222,780	12,567,020
Delta Air Lines, Inc.	564,180	27,752,014
FedEx Corp.	139,290	24,189,101
Flowserve Corp.	418,977	25,067,394
General Dynamics Corp.	169,890	23,380,262
General Electric Co.	2,395,550	60,535,548
Honeywell International, Inc.	248,780	24,858,098
Union Pacific Corp.	206,590	24,611,067

		222,960,504

Information Technology 17.8%
Cisco Systems, Inc.	1,928,430	53,639,280
EMC Corp.	1,639,920	48,771,221
Intel Corp.	1,351,980	49,063,354
Juniper Networks, Inc.	1,422,960	31,760,467
Maxim Integrated Products, Inc.	1,265,500	40,331,485
Microsoft Corp.	1,022,407	47,490,805
NetApp, Inc.	468,510	19,419,740
Oracle Corp.	1,485,350	66,796,190
SanDisk Corp.	382,460	37,473,431
Texas Instruments, Inc.	713,030	38,122,149

		432,868,122

Materials 1.6%
Airgas, Inc.	106,730	12,293,162
Ashland, Inc.	229,170	27,445,399

		39,738,561

Telecommunication Services 2.5%
Verizon Communications, Inc.	1,316,420	61,582,128

Utilities 3.1%
Duke Energy Corp.	431,048	36,009,750
NextEra Energy, Inc.	377,002	40,071,542

		76,081,292

Total Common Stocks (Cost $1,756,672,444)		2,330,118,266

Money Market Fund 4.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(a)	101,140,717	101,140,717

Total Money Market Fund (Cost $101,140,717)		101,140,717

Total Investments (Cost $1,857,813,161) — 100.0%		2,431,258,983
Liabilities in Excess of Other Assets — (0.0)%(b)		(363,443)

Net Assets — 100.0%		$2,430,895,540

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.
(b)	Less than 0.05% of Net Assets.

Investment Abbreviations

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 96.1%
Consumer Discretionary 7.0%
Cheesecake Factory, Inc. (The)	450,000	22,639,500
DR Horton, Inc.	1,500,000	37,935,000
Johnson Controls, Inc.	1,000,000	48,340,000
KB Home(a)	1,825,000	30,203,750
PVH Corp.	675,000	86,514,750
Ralph Lauren Corp.	240,000	44,438,400
Wynn Resorts Ltd.	170,000	25,289,200

		295,360,600

Consumer Staples 1.2%
Sysco Corp.	1,300,000	51,597,000

Energy 6.6%
Cabot Oil & Gas Corp.	1,475,000	43,674,750
Noble Energy, Inc.	1,985,000	94,148,550
Pioneer Natural Resources Co.	360,000	53,586,000
Tidewater, Inc.(a)	2,685,000	87,020,850

		278,430,150

Financials 27.3%
Allstate Corp. (The)	600,000	42,150,000
American Campus Communities, Inc., REIT	1,500,000	62,040,000
Ameriprise Financial, Inc.	910,000	120,347,500
Aon PLC	500,000	47,415,000
Arthur J Gallagher & Co.	940,000	44,255,200
BankUnited, Inc.	1,300,000	37,661,000
Comerica, Inc.	1,385,000	64,873,400
Crown Castle International Corp., REIT	1,125,000	88,537,500
Hartford Financial Services Group, Inc. (The)	2,550,000	106,309,500
Invesco Ltd.	2,100,000	82,992,000
Lazard Ltd., Cl A	2,125,000	106,313,750
MB Financial, Inc.	1,700,000	55,862,000
Regions Financial Corp.	6,450,000	68,112,000
T. Rowe Price Group, Inc.	1,150,000	98,739,000
Umpqua Holdings Corp.	5,000,000	85,050,000
Zions Bancorp.	1,350,000	38,488,500

		1,149,146,350

Health Care 12.8%
Aetna, Inc.	950,000	84,388,500
Agilent Technologies, Inc.	900,000	36,846,000
Anthem, Inc.	490,000	61,578,300
Cigna Corp.	1,000,000	102,910,000
Hill-Rom Holdings, Inc.	915,000	41,742,300
Omnicare, Inc.	1,525,000	111,218,250
STERIS Corp.(a)	1,575,000	102,138,750

		540,822,100

See Notes to Schedules of Portfolio Investments.

Industrials 13.5%
A.O. Smith Corp.	800,000	45,128,000
Delta Air Lines, Inc.	1,000,000	49,190,000
Flowserve Corp.	785,000	46,966,550
Ingersoll-Rand PLC	825,000	52,296,750
KAR Auction Services, Inc.	1,440,000	49,896,000
Oshkosh Corp.	910,000	44,271,500
Rockwell Automation, Inc.	765,000	85,068,000
Timken Co. (The)	850,000	36,278,000
Towers Watson & Co., Cl A	725,000	82,048,250
Tyco International PLC	1,750,000	76,755,000

		567,898,050

Information Technology 15.5%
Cypress Semiconductor Corp.*(a)	2,500,000	35,700,000
Intersil Corp., Cl A	6,500,000	94,055,000
Juniper Networks, Inc.	4,700,000	104,904,000
Maxim Integrated Products, Inc.	3,350,000	106,764,500
NetApp, Inc.	2,550,000	105,697,500
SanDisk Corp.	1,470,000	144,030,600
Seagate Technology PLC	935,000	62,177,500

		653,329,100

Materials 6.0%
Ashland, Inc.	605,000	72,454,800
Cabot Corp.	1,550,000	67,983,000
Martin Marietta Materials, Inc.	460,000	50,747,200
MeadWestvaco Corp.	1,435,000	63,699,650

		254,884,650

Utilities 6.2%
Exelon Corp.	1,650,000	61,182,000
NextEra Energy Partners LP(a)	1,000,000	33,750,000
NRG Energy, Inc.	3,200,000	86,240,000
Sempra Energy	700,000	77,952,000

		259,124,000

Total Common Stocks (Cost $3,500,470,404)		4,050,592,000

Short-Term Investment 3.8%
RidgeWorth Funds Securities Lending Joint Account(b)	162,556,350	162,556,350

Total Short-Term Investment (Cost $162,556,350)		162,556,350

Money Market Fund 4.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(c)	182,416,222	182,416,222

Total Money Market Fund (Cost $182,416,222)		182,416,222

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $3,845,442,976) — 104.2%	4,395,564,572
Liabilities in Excess of Other Assets — (4.2)%	(179,006,521)

Net Assets — 100.0%	$4,216,558,051

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $157,952,352.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.3%
Consumer Discretionary 19.9%
Amazon.com, Inc.*	931	288,936
BorgWarner, Inc.	5,011	275,354
MGM Resorts International*	9,515	203,431
NIKE, Inc., CL B	4,404	423,444
Polaris Industries, Inc.	2,496	377,495
Priceline Group Inc. (The)*	370	421,878
Royal Caribbean Cruises Ltd.	3,716	306,310
Starbucks Corp.	5,304	435,193
Under Armour, Inc., Cl A*	3,964	269,156
VF Corp.	6,697	501,605

		3,502,802

Consumer Staples 2.2%
Estee Lauder Cos., Inc. (The), Cl A	5,136	391,363

Energy 4.9%
Devon Energy Corp.	3,676	225,008
EOG Resources, Inc.	4,486	413,026
Phillips 66	3,119	223,632

		861,666

Financials 7.5%
American Express Co.	3,801	353,645
Charles Schwab Corp. (The)	15,492	467,704
Morgan Stanley	12,799	496,601

		1,317,950

Health Care 21.5%
Alexion Pharmaceuticals, Inc.*	3,896	720,877
Biogen Idec, Inc.*	1,177	399,533
Cerner Corp.*	7,642	494,132
Gilead Sciences, Inc.*	6,286	592,518
Illumina, Inc.*	2,316	427,487
McKesson Corp.	2,679	556,107
Mylan, Inc.*	10,521	593,069

		3,783,723

Industrials 7.5%
Cummins, Inc.	3,253	468,985
Delta Air Lines, Inc.	11,337	557,667
Precision Castparts Corp.	1,273	306,640

		1,333,292

Information Technology 33.4%
Adobe Systems, Inc.*	7,313	531,655
Analog Devices, Inc.	6,857	380,701

See Notes to Schedules of Portfolio Investments.

Apple, Inc.	10,982	1,212,193
Facebook, Inc., Cl A*	7,757	605,201
Google, Inc., Cl C*	896	471,654
Google, Inc., Cl A*	896	475,471
Palo Alto Networks, Inc.*	2,102	257,642
QUALCOMM, Inc.	4,043	300,516
Salesforce.com, Inc.*	6,134	363,808
Visa, Inc., Cl A	2,411	632,164
Workday, Inc., Cl A*	2,827	230,712
Xilinx, Inc.	9,758	422,424

		5,884,141

Materials 2.4%
PPG Industries, Inc.	1,831	423,236

Total Common Stocks (Cost $11,436,037)		17,498,173

Money Market Fund 0.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(a)	122,938	122,938

Total Money Market Fund (Cost $122,938)		122,938

Total Investments (Cost $11,558,975) — 100.0%		17,621,111
Other Assets in Excess of Liabilities — 0.0%(b)		429

Net Assets — 100.0%		$17,621,540

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.
(b)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Small Cap Growth Stock Fund
	Shares	Value($)
Common Stocks 99.5%
Consumer Discretionary 16.0%
Beazer Homes USA, Inc.*	56,703	1,097,770
Belmond Ltd., CI A*	73,745	912,226
Buffalo Wild Wings, Inc.*	9,252	1,668,876
Capella Education Co.	29,739	2,288,713
Five Below, Inc.*(a)	42,401	1,731,233
G-III Apparel Group Ltd.*	19,615	1,981,311
Gray Television, Inc.*	137,398	1,538,857
Hibbett Sports, Inc.*	21,409	1,036,838
HomeAway, Inc.*	46,572	1,386,914
Krispy Kreme Doughnuts, Inc.*	63,978	1,262,926
Lumber Liquidators Holdings, Inc.*(a)	22,813	1,512,730
Movado Group, Inc.	19,976	566,719
Noodles & Co.*(a)	42,443	1,118,373
Restoration Hardware Holdings, Inc.*(a)	13,161	1,263,588
RetailMeNot, Inc.*(a)	28,403	415,252
Ryland Group, Inc. (The)	38,135	1,470,485
Strayer Education, Inc.*	17,825	1,324,041
Tenneco, Inc.*	34,679	1,963,178
Zoe’s Kitchen, Inc.*(a)	4,959	148,324

		24,688,354

Consumer Staples 2.3%
Diamond Foods, Inc.*	10,717	302,541
Hain Celestial Group, Inc. (The)*	11,892	693,185
United Natural Foods, Inc.*	33,323	2,576,701

		3,572,427

Energy 2.4%
C&J Energy Services, Inc.*	50,886	672,204
Callon Petroleum Co.*	113,499	618,569
Helix Energy Solutions Group, Inc.*	16,506	358,180
RigNet, Inc.*	18,119	743,423
Whiting Petroleum Corp.*	20,580	679,140
Willbros Group, Inc.*	87,958	551,497

		3,623,013

Financials 8.1%
Cardtronics, Inc.*	30,673	1,183,364
Encore Capital Group, Inc.*(a)	44,645	1,982,238
Financial Engines, Inc.(a)	36,737	1,342,737
MGIC Investment Corp.*	155,910	1,453,081
PRA Group, Inc.*(a)	76,162	4,412,065
Radian Group, Inc.(a)	127,097	2,125,062

		12,498,547

See Notes to Schedules of Portfolio Investments.

Health Care 22.7%
ABIOMED, Inc.*(a)	28,555	1,086,803
Acadia Healthcare Co., Inc.*	25,032	1,532,209
Air Methods Corp.*	30,885	1,359,867
Align Technology, Inc.*	6,365	355,867
AMN Healthcare Services, Inc.*	77,900	1,526,840
Anika Therapeutics, Inc.*	14,391	586,289
Arena Pharmaceuticals, Inc.*(a)	108,124	375,190
Auxilium Pharmaceuticals, Inc.*(a)	25,204	866,640
Cambrex Corp.*	38,911	841,256
Cepheid, Inc.*	29,258	1,584,028
Fluidigm Corp.*	33,637	1,134,576
HealthSouth Corp.	40,104	1,542,400
HeartWare International, Inc.*	20,274	1,488,720
HMS Holdings Corp.*	38,804	820,317
ICON PLC*	9,586	488,790
Insmed, Inc.*	29,617	458,175
Isis Pharmaceuticals, Inc.*(a)	13,050	805,707
Keryx Biopharmaceuticals, Inc.*(a)	89,785	1,270,458
Lannett Co., Inc.*	22,188	951,421
LifePoint Hospitals, Inc.*	30,225	2,173,480
Ligand Pharmaceuticals, Inc.*	22,115	1,176,739
Medidata Solutions, Inc.*	19,193	916,466
Neurocrine Biosciences, Inc.*	41,023	916,454
NPS Pharmaceuticals, Inc.*	36,386	1,301,527
NuVasive, Inc.*	45,087	2,126,303
Omnicell, Inc.*	48,778	1,615,527
Pacira Pharmaceuticals, Inc.*	12,032	1,066,757
Puma Biotechnology, Inc.*	6,957	1,316,751
Sangamo BioSciences, Inc.*	39,773	604,947
Team Health Holdings, Inc.*	47,009	2,704,428

		34,994,932

Industrials 18.7%
Allegiant Travel Co.	11,832	1,778,705
ARC Document Solutions, Inc.*	122,195	1,248,833
Astronics Corp.*	18,252	1,009,518
Astronics Corp., CL B*	3,650	202,940
Badger Meter, Inc.	19,260	1,143,081
Corporate Executive Board Co. (The)	15,250	1,106,083
EMCOR Group, Inc.	24,410	1,086,001
H&E Equipment Services, Inc.	45,550	1,279,499
HEICO Corp.	33,349	2,014,280
HNI Corp.	31,937	1,630,703
JetBlue Airways Corp.*(a)	85,819	1,361,089
Kforce, Inc.	60,644	1,463,340
MSA Safety, Inc.	13,427	712,839
Mueller Water Products, Inc., Cl A	157,031	1,607,997
Power Solutions International, Inc.*(a)	9,800	505,778
Proto Labs, Inc.*(a)	11,238	754,744
Rexnord Corp.*	37,797	1,066,253

See Notes to Schedules of Portfolio Investments.

Simpson Manufacturing Co., Inc.	40,465	1,400,089
TrueBlue, Inc.*	47,446	1,055,674
Universal Forest Products, Inc.	24,300	1,292,760
USG Corp.*(a)	43,732	1,224,059
WageWorks, Inc.*	31,488	2,033,180
Woodward, Inc.	37,061	1,824,513

		28,801,958

Information Technology 25.2%
Aspen Technology, Inc.*	61,803	2,164,341
Bottomline Technologies, Inc.*	32,007	809,137
Constant Contact, Inc.*	45,919	1,685,227
Cornerstone OnDemand, Inc.*(a)	29,115	1,024,848
Demandware, Inc.*	32,253	1,855,838
Ellie Mae, Inc.*	47,493	1,914,918
FleetMatics Group PLC*(a)	53,114	1,885,016
Guidewire Software, Inc.*	34,699	1,756,810
Heartland Payment Systems, Inc.	36,895	1,990,485
Imperva, Inc.*	39,682	1,961,481
Integrated Device Technology, Inc.*	74,463	1,459,475
Littelfuse, Inc.	10,430	1,008,268
LogMeIn, Inc.*	30,118	1,486,022
Manhattan Associates, Inc.*	48,510	1,975,327
Marketo, Inc.*	50,063	1,638,061
MAXIMUS, Inc.	52,982	2,905,533
Proofpoint, Inc.*	44,159	2,129,789
PROS Holdings, Inc.*	17,727	487,138
QLIK Technologies, Inc.*	64,240	1,984,374
Qualys, Inc.*	52,120	1,967,530
SciQuest, Inc.*	38,058	549,938
Ultimate Software Group, Inc.*	19,625	2,881,245
Yelp, Inc.*	24,073	1,317,515

		38,838,316

Materials 2.9%
Flotek Industries, Inc.*	42,212	790,631
Globe Specialty Metals, Inc.	48,962	843,615
Headwaters, Inc.*	113,852	1,706,642
Stillwater Mining Co.*	73,311	1,080,604

		4,421,492

Telecommunication Services 1.2%
8x8, Inc.*	205,469	1,882,096

Total Common Stocks (Cost $121,083,808)		153,321,135

Short-Term Investment 14.0%
RidgeWorth Funds Securities Lending Joint Account(b)	21,638,925	21,638,925

Total Short-Term Investment (Cost $21,638,925)		21,638,925

Money Market Fund 1.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(c)	1,488,800	1,488,800

Total Money Market Fund (Cost $1,488,800)		1,488,800

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $144,211,533) — 114.5%	176,448,860
Liabilities in Excess of Other Assets — (14.5)%	(22,350,719)

Net Assets — 100.0%	$154,098,141

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $21,100,524.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Small Cap Value Equity Fund
	Shares	Value($)
Common Stocks 99.8%
Consumer Discretionary 22.7%
AMC Entertainment Holdings, Inc., Cl A	1,436,840	37,616,471
Brunswick Corp.	221,050	11,331,023
Cheesecake Factory, Inc. (The)	209,900	10,560,069
Chico’s FAS, Inc.	1,566,800	25,397,828
CST Brands, Inc.	248,960	10,857,146
Destination Maternity Corp.	143,779	2,293,275
Guess?, Inc.	1,616,954	34,085,390
HSN, Inc.	755,260	57,399,760
Lithia Motors, Inc., Cl A	257,660	22,336,545
Matthews International Corp., Cl A	280,540	13,653,882
Meredith Corp.	489,390	26,583,665
NutriSystem, Inc.	292,480	5,717,984
Ruth’s Hospitality Group, Inc.	305,170	4,577,550
Scholastic Corp.	557,090	20,289,218
Sonic Automotive, Inc., Cl A	718,770	19,435,541
Sotheby’s	241,300	10,419,334
Thor Industries, Inc.	604,480	33,772,297

		346,326,978

Consumer Staples 1.2%
Inter Parfums, Inc.	260,100	7,139,745
WD-40 Co.	126,577	10,769,171

		17,908,916

Energy 6.1%
Bristow Group, Inc.	481,860	31,701,569
CARBO Ceramics, Inc.	626,250	25,081,313
Patterson-UTI Energy, Inc.	225,390	3,739,220
Peabody Energy Corp.	2,622,900	20,301,246
Tidewater, Inc.	378,180	12,256,814

		93,080,162

Financials 26.7%
Alexander & Baldwin, Inc.	408,610	16,042,029
Banco Latinoamericano de Expectaciones SA, Cl E	225,770	6,795,677
Bank of Hawaii Corp.	374,640	22,219,898
Campus Crest Communities, Inc., REIT	936,660	6,846,985
Cash America International, Inc.	740,360	16,746,943
Cohen & Steers, Inc.	311,100	13,091,088
CubeSmart, REIT	2,110,430	46,577,190
Evercore Partners, Inc., Cl A	503,420	26,364,105
Hanover Insurance Group, Inc. (The)	611,170	43,588,644
HCC Insurance Holdings, Inc.	494,150	26,446,908
Horace Mann Educators Corp.	533,800	17,711,484

See Notes to Schedules of Portfolio Investments.

Medical Properties Trust, Inc., REIT	1,154,330	15,906,667
Monmouth Real Estate Investment Corp., Cl A REIT	97,150	1,075,451
Oppenheimer Holdings, Inc., Cl A	150,110	3,490,058
Parkway Properties, Inc., REIT	1,584,850	29,145,391
Post Properties, Inc., REIT	448,450	26,355,407
StanCorp Financial Group, Inc.	867,020	60,570,017
Trust Co Bank Corp. NY	358,150	2,600,169
UMB Financial Corp.	463,850	26,388,427

		407,962,538

Health Care 5.2%
Ensign Group, Inc.	173,970	7,722,528
Hill-Rom Holdings, Inc.	382,030	17,428,208
Landauer, Inc.	319,340	10,902,268
STERIS Corp.	669,607	43,424,014

		79,477,018

Industrials 23.9%
AAR Corp.	533,270	14,814,241
ABM Industries, Inc.	672,000	19,252,800
Barnes Group, Inc.	63,400	2,346,434
China Yuchai International Ltd.	103,590	1,968,210
CLARCOR, Inc.	388,350	25,879,644
EMCOR Group, Inc.	484,240	21,543,837
Granite Construction, Inc.	275,140	10,460,823
Great Lakes Dredge & Dock Corp.*	946,360	8,100,842
Herman Miller, Inc.	1,186,180	34,909,277
Interface, Inc.	1,780,561	29,325,840
Kelly Services, Inc., Cl A	726,110	12,358,392
Knoll, Inc.	840,500	17,793,385
Luxfer Holdings PLC ADR	454,310	6,782,848
Macquarie Infrastructure Co. LLC	291,340	20,711,360
Manitowoc Co., Inc. (The)	276,110	6,102,031
MSA Safety, Inc.	321,140	17,049,323
Mueller Water Products, Inc., Cl A	2,571,730	26,334,515
Progressive Waste Solutions Ltd.	1,766,464	53,135,237
Sun Hydraulics Corp.	43,520	1,713,818
TAL International Group, Inc.*	355,070	15,470,400
Tennant Co.	94,380	6,811,405
Viad Corp.	436,290	11,631,491

		364,496,153

Information Technology 6.8%
Black Box Corp.	234,200	5,597,380
Daktronics, Inc.	1,130,450	14,141,930
Fair Isaac Corp.	642,050	46,420,215
Plantronics, Inc.	703,360	37,292,147

		103,451,672

Materials 4.3%
A. Schulman, Inc.	257,500	10,436,475
Cabot Corp.	209,970	9,209,284
Carpenter Technology Corp.	330,300	16,267,275

See Notes to Schedules of Portfolio Investments.

Globe Specialty Metals, Inc.	86,070	1,482,986
Haynes International, Inc.	144,930	7,029,105
Hecla Mining Co.	7,927,640	22,118,116

		66,543,241

Utilities 2.9%
ALLETE, Inc.	241,640	13,324,030
Avista Corp.	21,690	766,741
California Water Service Group	670,990	16,513,064
NorthWestern Corp.	231,900	13,120,902

		43,724,737

Total Common Stocks (Cost $1,159,916,756)		1,522,971,415

Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.07%(a)	7,885,994	7,885,994

Total Money Market Fund (Cost $7,885,994)		7,885,994

Total Investments (Cost $1,167,802,750) — 100.3%		1,530,857,409
Liabilities in Excess of Other Assets — (0.3)%		(3,960,382)

Net Assets — 100.0%		$1,526,897,027

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 78.7%
RidgeWorth International Equity Fund(a)	67,000	667,322
RidgeWorth Large Cap Growth Stock Fund(b)	430,432	4,192,403
RidgeWorth Large Cap Value Equity Fund(b)	184,279	3,127,209
RidgeWorth Mid-Cap Value Equity Fund(b)	89,255	1,221,900
RidgeWorth Select Large Cap Growth Stock Fund(a)	874	19,251
RidgeWorth Small Cap Growth Stock Fund(b)	35,477	498,800
RidgeWorth Small Cap Value Equity Fund(a)	31,817	484,577

Total Equity Funds (Cost $7,931,268)		10,211,462

Fixed Income Funds 11.3%
RidgeWorth Corporate Bond Fund(a)	32	284
RidgeWorth High Income Fund(b)	12,058	79,702
RidgeWorth Intermediate Bond Fund(a)	30	297
RidgeWorth Seix Floating Rate High Income Fund(a)	10,213	89,364
RidgeWorth Seix High Yield Fund(a)	9,602	82,962
RidgeWorth Total Return Bond Fund(b)	107,884	1,148,963
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	6,878	69,674

Total Fixed Income Funds (Cost $1,492,994)		1,471,246

Exchange Traded Funds 15.0%
Consumer Discretionary Select Sector SPDR Fund	966	69,697
Consumer Staples Select Sector SPDR Fund	855	41,459
Energy Select Sector SPDR Fund	755	59,766
Financial Select Sector SPDR Fund	4,491	111,062
Health Care Select Sector SPDR Fund	1,514	103,527
Industrial Select Sector SPDR Fund	1,279	72,353
iShares Barclays 20+ Year Treasury Bond Fund	353	44,450
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	153	17,138
iShares Core S&P 500 Fund	3,101	641,597
iShares Core U.S. Aggregate Bond Fund	1,508	166,061
iShares Dow Jones U.S. Real Estate Index Fund	134	10,297
iShares MSCI EAFE Fund	3,493	212,514
iShares MSCI Emerging Markets Index Fund	5,231	205,526
iShares Russell 2000 Index Fund	48	5,744
Market Vectors Gold Miners Fund	101	1,856
Materials Select Sector SPDR Fund	461	22,395
Technology Select Sector SPDR Fund	3,568	147,537
Utilities Select Sector SPDR Fund	116	5,478

Total Exchange Traded Funds (Cost $1,598,229)		1,938,457

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	156,962	156,962

Total Money Market Fund (Cost $156,962)		156,962

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $11,179,453) — 106.2%	13,778,127
Liabilities in Excess of Other Assets — (6.2)%	(803,844)

Net Assets — 100.0%	$12,974,283

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 29.8%
RidgeWorth International Equity Fund(a)	129,353	1,288,356
RidgeWorth Large Cap Growth Stock Fund(b)	806,307	7,853,426
RidgeWorth Large Cap Value Equity Fund(b)	340,295	5,774,802
RidgeWorth Mid-Cap Value Equity Fund(b)	172,425	2,360,501
RidgeWorth Select Large Cap Growth Stock Fund(a)	1,545	34,031
RidgeWorth Small Cap Growth Stock Fund(b)	65,894	926,469
RidgeWorth Small Cap Value Equity Fund(a)	60,046	914,499

Total Equity Funds (Cost $16,881,757)		19,152,084

Fixed Income Funds 51.1%
RidgeWorth Corporate Bond Fund(a)	1,145	10,061
RidgeWorth High Income Fund(b)	289,172	1,911,424
RidgeWorth Intermediate Bond Fund(a)	843	8,269
RidgeWorth Seix Floating Rate High Income Fund(a)	244,305	2,137,671
RidgeWorth Seix High Yield Fund(a)	230,166	1,988,635
RidgeWorth Total Return Bond Fund(b)	2,361,945	25,154,710
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	164,969	1,671,134

Total Fixed Income Funds (Cost $33,055,705)		32,881,904

Exchange Traded Funds 18.2%
Consumer Discretionary Select Sector SPDR Fund	1,223	88,239
Consumer Staples Select Sector SPDR Fund	1,082	52,466
Energy Select Sector SPDR Fund	956	75,677
Financial Select Sector SPDR Fund	5,677	140,392
Health Care Select Sector SPDR Fund	1,915	130,948
Industrial Select Sector SPDR Fund	1,613	91,247
iShares Barclays 20+ Year Treasury Bond Fund	8,450	1,064,024
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,657	409,621
iShares Core S&P 500 Fund	10,449	2,161,898
iShares Core U.S. Aggregate Bond Fund	57,736	6,357,888
iShares Dow Jones U.S. Real Estate Index Fund	244	18,749
iShares MSCI EAFE Fund	6,735	409,757
iShares MSCI Emerging Markets Index Fund	10,103	396,947
iShares Russell 2000 Index Fund	582	69,648
Market Vectors Gold Miners Fund	193	3,547
Materials Select Sector SPDR Fund	584	28,371
Technology Select Sector SPDR Fund	4,513	186,613
Utilities Select Sector SPDR Fund	150	7,083

Total Exchange Traded Funds (Cost $10,254,593)		11,693,115

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	734,884	734,884

Total Money Market Fund (Cost $734,884)		734,884

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $60,926,939) — 100.3%	64,461,987
Liabilities in Excess of Other Assets — (0.3)%	(167,088)

Net Assets — 100.0%	$64,294,899

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 63.5%
RidgeWorth International Equity Fund(a)	279,917	2,787,973
RidgeWorth Large Cap Growth Stock Fund(b)	1,739,019	16,938,048
RidgeWorth Large Cap Value Equity Fund(b)	733,096	12,440,631
RidgeWorth Mid-Cap Value Equity Fund(b)	372,918	5,105,248
RidgeWorth Select Large Cap Growth Stock Fund(a)	3,172	69,873
RidgeWorth Small Cap Growth Stock Fund(b)	142,247	1,999,987
RidgeWorth Small Cap Value Equity Fund(a)	129,662	1,974,755

Total Equity Funds (Cost $33,555,052)		41,316,515

Fixed Income Funds 18.5%
RidgeWorth Corporate Bond Fund(a)	381	3,353
RidgeWorth High Income Fund(b)	105,972	700,472
RidgeWorth Intermediate Bond Fund(a)	165	1,623
RidgeWorth Seix Floating Rate High Income Fund(a)	89,532	783,401
RidgeWorth Seix High Yield Fund(a)	84,363	728,895
RidgeWorth Total Return Bond Fund(b)	865,054	9,212,828
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	60,460	612,455

Total Fixed Income Funds (Cost $11,657,470)		12,043,027

Exchange Traded Funds 17.4%
Consumer Discretionary Select Sector SPDR Fund	3,084	222,511
Consumer Staples Select Sector SPDR Fund	2,757	133,687
Energy Select Sector SPDR Fund	2,430	192,359
Financial Select Sector SPDR Fund	14,430	356,854
Health Care Select Sector SPDR Fund	4,863	332,532
Industrial Select Sector SPDR Fund	4,105	232,220
iShares Barclays 20+ Year Treasury Bond Fund	3,100	390,352
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,337	149,757
iShares Core S&P 500 Fund	21,655	4,480,419
iShares Core U.S. Aggregate Bond Fund	21,156	2,329,699
iShares Dow Jones U.S. Real Estate Index Fund	534	41,033
iShares MSCI EAFE Fund	14,553	885,405
iShares MSCI Emerging Markets Index Fund	21,880	859,665
iShares Russell 2000 Index Fund	1,305	156,169
Market Vectors Gold Miners Fund	293	5,385
Materials Select Sector SPDR Fund	1,484	72,093
Technology Select Sector SPDR Fund	11,464	474,036
Utilities Select Sector SPDR Fund	383	18,085

Total Exchange Traded Funds (Cost $8,648,510)		11,332,261

Money Market Fund 1.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	651,295	651,295

Total Money Market Fund (Cost $651,295)		651,295

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $54,512,327) — 100.4%	65,343,098
Liabilities in Excess of Other Assets — (0.4)%	(257,798)

Net Assets — 100.0%	$65,085,300

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 46.4%
RidgeWorth International Equity Fund(a)	405,961	4,043,369
RidgeWorth Large Cap Growth Stock Fund(b)	2,511,072	24,457,843
RidgeWorth Large Cap Value Equity Fund(b)	1,059,134	17,973,502
RidgeWorth Mid-Cap Value Equity Fund(b)	540,360	7,397,530
RidgeWorth Select Large Cap Growth Stock Fund(a)	4,772	105,122
RidgeWorth Small Cap Growth Stock Fund(b)	205,476	2,888,997
RidgeWorth Small Cap Value Equity Fund(a)	185,231	2,821,075

Total Equity Funds (Cost $47,739,982)		59,687,438

Fixed Income Funds 35.1%
RidgeWorth Corporate Bond Fund(a)	1,073	9,430
RidgeWorth High Income Fund(b)	397,233	2,625,712
RidgeWorth Intermediate Bond Fund(a)	1,372	13,462
RidgeWorth Seix Floating Rate High Income Fund(a)	336,006	2,940,050
RidgeWorth Seix High Yield Fund(a)	316,079	2,730,926
RidgeWorth Total Return Bond Fund(b)	3,244,031	34,548,932
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	226,409	2,293,528

Total Fixed Income Funds (Cost $43,573,583)		45,162,040

Exchange Traded Funds 18.0%
Consumer Discretionary Select Sector SPDR Fund	4,915	354,617
Consumer Staples Select Sector SPDR Fund	4,422	214,423
Energy Select Sector SPDR Fund	3,908	309,357
Financial Select Sector SPDR Fund	23,156	572,648
Health Care Select Sector SPDR Fund	7,814	534,321
Industrial Select Sector SPDR Fund	6,593	372,966
iShares Barclays 20+ Year Treasury Bond Fund	11,618	1,462,939
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,014	561,618
iShares Core S&P 500 Fund	30,559	6,322,657
iShares Core U.S. Aggregate Bond Fund	79,304	8,732,957
iShares Dow Jones U.S. Real Estate Index Fund	795	61,088
iShares MSCI EAFE Fund	21,097	1,283,541
iShares MSCI Emerging Markets Index Fund	31,652	1,243,607
iShares Russell 2000 Index Fund	2,309	276,318
Market Vectors Gold Miners Fund	484	8,896
Materials Select Sector SPDR Fund	2,384	115,815
Technology Select Sector SPDR Fund	18,417	761,543
Utilities Select Sector SPDR Fund	602	28,426

Total Exchange Traded Funds (Cost $18,686,470)		23,217,737

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	988,609	988,609

Total Money Market Fund (Cost $988,609)		988,609

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $110,988,644) — 100.3%	129,055,824
Liabilities in Excess of Other Assets — (0.3)%	(384,085)

Net Assets — 100.0%	$128,671,739

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 4.8%
Automobiles 0.6%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	1,145,000	1,147,950

Credit Card 3.0%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20	580,000	578,610
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	1,934,000	1,954,738
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.511%, 03/16/20(b)	413,000	412,885
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.441%, 01/15/19(b)	823,000	820,297
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	1,140,000	1,135,470
Discover Card Execution Note Trust, Series 2012-B3, Cl B3, 0.611%, 05/15/18(b)	1,585,000	1,583,358

		6,485,358

Other 1.2%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,655,186	1,735,219
SBA Tower Trust, Series 2014-2A, Cl C, 3.869%, 10/15/49(a)	775,000	788,413

		2,523,632

Total Asset-Backed Securities (Cost $10,043,365)		10,156,940

Collateralized Mortgage Obligations 4.9%
Agency Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	37,588
Series 3800, Cl CB, REMIC, 3.500%, 02/15/26	42,000	44,400
Series 3806, Cl L, 3.500%, 02/15/26	794,000	839,953
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	27,482

		949,423

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,457,155

		2,406,578

Commercial Mortgage Backed Securities 3.8%
Federal National Mortgage Association
Series 2014-M8, Cl A2, 3.056%, 06/25/24(b)	1,288,000	1,325,109

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	746,000	777,301
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,193,460

		1,970,761

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(a)(b)	440,000	498,597

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.567%, 02/15/46(a)(b)	1,314,000	1,457,570
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	380,000	396,234

		1,853,804

See Notes to Schedules of Portfolio Investments.

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	385,000	397,975

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(a)	866,000	959,357

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.550%, 03/15/44(a)(b)	1,019,000	1,081,484

		8,087,087

Total Collateralized Mortgage Obligations (Cost $10,351,561)		10,493,665

Corporate Bonds 21.4%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	568,000	572,699

Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	693,000	699,253

Airlines 0.8%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	1,006,270	1,077,967
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	594,000	602,910

		1,680,877

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	434,000	462,444
Volkswagen International Finance, 2.375%, 03/22/17(a)	381,000	388,102

		850,546

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	306,000	316,308

Banks 5.4%
Bank of America Corp., 1.700%, 08/25/17, MTN	512,000	512,116
Bank of America Corp., 4.250%, 10/22/26, MTN	415,000	414,068
Bank of America Corp., Series L, 2.600%, 01/15/19	550,000	554,277
Bank of America NA, 1.250%, 02/14/17	279,000	278,359
Citigroup, Inc., 2.500%, 09/26/18	827,000	836,663
Citigroup, Inc., 4.950%, 11/07/43	539,000	600,810
Credit Suisse New York, 3.625%, 09/09/24, MTN	430,000	437,413
Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	440,000	438,393
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19(c)	478,000	480,919
HSBC USA, Inc., 2.375%, 11/13/19	292,000	291,915
Huntington National Bank (The), 1.300%, 11/20/16	602,000	599,515
JPMorgan Chase & Co., 4.125%, 12/15/26	767,000	767,775
JPMorgan Chase & Co., Series V, 5.000%(b)(d)	653,000	638,919
KeyBank NA, 1.650%, 02/01/18	831,000	827,875
Morgan Stanley, 3.700%, 10/23/24	637,000	645,676
Morgan Stanley, Series F, 3.875%, 04/29/24	396,000	406,310
UBS AG, 2.375%, 08/14/19, MTN	694,000	693,959
US Bancorp, 3.600%, 09/11/24, MTN	734,000	745,388
US Bank NA, 1.100%, 01/30/17	719,000	718,400
Wells Fargo & Co., 1.250%, 02/13/15, MTN	589,000	589,567

		11,478,317

Beverages 0.3%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	683,000	696,843

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	196,000	203,304
Gilead Sciences, Inc., 4.500%, 02/01/45	240,000	256,512

		459,816

See Notes to Schedules of Portfolio Investments.

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	414,000	418,183

Commercial Services 0.7%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	260,000	266,930
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	210,000	212,971
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	401,000	451,462
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	589,000	598,252

		1,529,615

Computers 0.3%
Apple, Inc., 2.850%, 05/06/21	690,000	705,842

Diversified Financial Services 1.6%
American Express Credit Corp., 2.375%, 03/24/17, MTN	254,000	259,752
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	733,000	796,440
General Electric Capital Corp., 3.450%, 05/15/24, MTN	659,000	680,935
Lazard Group LLC, 4.250%, 11/14/20	660,000	695,607
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	370,000	375,213
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	241,000	244,005
Woodside Finance Ltd., 4.600%, 05/10/21(a)	383,000	408,028

		3,459,980

Electric 0.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	177,000	222,371
Dominion Resources, Inc., 1.950%, 08/15/16	195,000	197,095
Exelon Generation Co. LLC, 6.200%, 10/01/17	222,000	246,692

		666,158

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	190,000	218,214

Healthcare—Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	171,000	184,160
Medtronic, Inc., 3.500%, 03/15/25(a)	140,000	143,216
Medtronic, Inc., 4.625%, 03/15/45(a)	360,000	390,236

		717,612

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	323,000	337,757
UnitedHealth Group, Inc., 4.250%, 03/15/43	152,000	159,352

		497,109

Insurance 1.5%
American International Group, Inc., 5.850%, 01/16/18, MTN	559,000	625,018
Arch Capital Group US, Inc., 5.144%, 11/01/43	513,000	569,972
Berkshire Hathaway, Inc., 3.200%, 02/11/15	517,000	518,479
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	114,000	122,279
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	650,000	731,317
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	207,000	222,433
TIAA Asset Management Finance Co. LLC, 2.950%, 11/01/19(a)	105,000	105,203
TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24(a)	310,000	317,569

		3,212,270

Media 0.4%
Comcast Corp., 4.650%, 07/15/42	286,000	313,030
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	134,000	135,055
Sky PLC, 2.625%, 09/16/19(a)	200,000	200,074
Time Warner Cable, Inc., 4.500%, 09/15/42	166,000	170,639

		818,798

See Notes to Schedules of Portfolio Investments.

Mining 1.5%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	144,000	153,643
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	885,000	847,851
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	685,000	697,472
Barrick North America Finance LLC, 5.750%, 05/01/43	127,000	126,013
Newmont Mining Corp., 6.250%, 10/01/39	1,445,000	1,465,740

		3,290,719

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	194,000	196,171
General Electric Co., 4.125%, 10/09/42	194,000	200,831
General Electric Co., 5.250%, 12/06/17	181,000	200,786

		597,788

Oil & Gas 0.8%
BP Capital Markets PLC, 2.248%, 11/01/16	301,000	306,810
Continental Resources, Inc., 3.800%, 06/01/24	609,000	544,778
Ensco PLC, 5.750%, 10/01/44(c)	301,000	302,014
Marathon Petroleum Corp., 5.000%, 09/15/54	516,000	485,900

		1,639,502

Oil & Gas Services 0.5%
Schlumberger Investment SA, 3.300%, 09/14/21(a)	292,000	299,694
Weatherford International Ltd., 5.125%, 09/15/20	174,000	170,948
Weatherford International Ltd., 5.950%, 04/15/42	319,000	270,106
Weatherford International Ltd., 6.500%, 08/01/36	349,000	319,738

		1,060,486

Pharmaceuticals 0.4%
Express Scripts Holding Co., 2.650%, 02/15/17	270,000	276,073
Novartis Securities Investment Ltd., 5.125%, 02/10/19	162,000	181,899
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	310,000	383,484

		841,456

Pipelines 0.4%
Boardwalk Pipelines LP, 4.950%, 12/15/24	117,000	116,320
Enterprise Products Operating LLC, 4.850%, 03/15/44	161,000	167,878
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	660,000	627,243

		911,441

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	291,000	281,166
American Tower Corp., 5.000%, 02/15/24	565,000	599,164
Digital Realty Trust LP, 5.875%, 02/01/20(c)	472,000	527,921

		1,408,251

Retail 0.6%
Kohl’s Corp., 6.875%, 12/15/37	320,000	404,129
Wal-Mart Stores, Inc., 1.125%, 04/11/18	892,000	881,770

		1,285,899

Semiconductors 0.5%
Analog Devices, Inc., 3.000%, 04/15/16	131,000	134,007
Intel Corp., 1.950%, 10/01/16	226,000	230,384
TSMC Global Ltd., 1.625%, 04/03/18(a)	657,000	644,858

		1,009,249

Software 0.2%
Oracle Corp., 1.200%, 10/15/17	177,000	176,370
Oracle Corp., 2.375%, 01/15/19	219,000	222,790

		399,160

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 1.5%
AT&T, Inc., 2.375%, 11/27/18	423,000	426,276
AT&T, Inc., 4.350%, 06/15/45	168,000	158,383
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	711,000	706,245
Cisco Systems, Inc., 2.125%, 03/01/19	366,000	367,722
Cisco Systems, Inc., 5.500%, 02/22/16	229,000	241,599
Verizon Communications, Inc., 5.012%, 08/21/54(a)	1,271,000	1,314,912

		3,215,137

Transportation 0.5%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	802,000	860,797
Union Pacific Corp., 4.150%, 01/15/45	232,000	241,794

		1,102,591

Total Corporate Bonds (Cost $44,627,764)		45,760,119

Municipal Bond 0.5%
New York 0.5%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	961,000	978,183

Total Municipal Bonds (Cost $960,972)		978,183

U.S. Government Agency Mortgages 24.3%
Federal Home Loan Mortgage Corporation
Pool #J17791, 3.000%, 01/01/27	449,979	468,252
Pool #G14517, 2.500%, 07/01/27	1,220,922	1,245,142
Pool #J20118, 2.500%, 08/01/27	85,733	87,432
Pool #G14599, 2.500%, 11/01/27	137,959	140,697
Pool #G30614, 3.500%, 12/01/32	1,680,877	1,769,017
Pool #A12413, 5.000%, 08/01/33	162,192	179,620
Pool #G05052, 5.000%, 10/01/33	102,030	112,469
Pool #G01779, 5.000%, 04/01/35	214,327	237,340
Pool #G01838, 5.000%, 07/01/35	47,809	52,959
Pool #G01837, 5.000%, 07/01/35	841,421	931,664
Pool #A37619, 4.500%, 09/01/35	29,645	32,314
Pool #G05254, 5.000%, 01/01/37	566,669	626,364
Pool #G04997, 5.000%, 01/01/37	55,469	61,349
Pool #Q06160, 4.000%, 02/01/37	140,072	149,572
Pool #G03296, 6.000%, 09/01/37	422,202	482,256
Pool #G05326, 5.000%, 02/01/38	213,503	236,075
Pool #G04337, 5.500%, 04/01/38	57,940	64,804
Pool #G08347, 4.500%, 06/01/39	236,567	256,382
Pool #G08353, 4.500%, 07/01/39	1,491,972	1,617,269
Pool #G06079, 6.000%, 07/01/39	95,981	108,515
Pool #A87874, 4.000%, 08/01/39	316,121	340,144
Pool #A89148, 4.000%, 10/01/39	477,558	509,669
Pool #A89384, 4.000%, 10/01/39	93,805	100,112
Pool #G08372, 4.500%, 11/01/39	874,356	947,959
Pool #A93101, 5.000%, 07/01/40	103,489	114,594
Pool #G06990, 5.500%, 08/01/40	929,162	1,039,229
Pool #A93996, 4.500%, 09/01/40	349,563	379,292
Pool #G06061, 4.000%, 10/01/40	690,370	739,626
Pool #A94362, 4.000%, 10/01/40	446,028	480,041
Pool #A95085, 4.000%, 11/01/40	599,062	639,562
Pool #A95084, 4.000%, 11/01/40	80,106	86,559
Pool #A94742, 4.000%, 11/01/40	74,292	79,724
Pool #A95822, 4.000%, 12/01/40	732,938	786,621
Pool #A95796, 4.000%, 12/01/40	302,076	322,683
Pool #A97047, 4.500%, 02/01/41	77,992	84,641
Pool #G06802, 4.500%, 10/01/41	663,641	719,807
Pool #G08499, 3.000%, 07/01/42	164,186	166,202
Pool #849167, 3.002%, 10/01/43(b)	1,250,938	1,287,766
Pool #C09049, 4.500%, 10/01/43	919,229	996,908
Pool #G08611, 4.500%, 10/01/44	703,332	766,141
Pool #G08621, 4.500%, 12/01/44	235,000	255,746

		19,702,518

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Pool #AM0322, 2.440%, 08/01/22	1,361,322	1,363,884
Pool #AM7742, 2.850%, 01/01/23(e)	135,000	136,519
Pool #AM3353, 2.450%, 05/01/23	162,217	160,787
Pool #AM3893, 2.940%, 07/01/23	108,519	111,596
Pool #AM4353, 3.740%, 09/01/23	1,542,667	1,671,095
Pool #AM5146, 3.470%, 01/01/24	193,549	205,769
Pool #AM6713, 2.890%, 10/01/24	898,340	915,593
Pool #AM7395, 2.950%, 11/01/24	244,658	250,372
Pool #AM7528, 2.930%, 12/01/24	582,000	594,066
Pool #AM7760, 3.090%, 01/01/25(e)	743,000	751,827
Pool #AM3933, 3.360%, 07/01/25	368,637	386,248
Pool #AB6472, 2.000%, 10/01/27	438,430	437,035
Pool #AR1524, 2.000%, 01/01/28	929,545	926,583
Pool #AB1763, 4.000%, 11/01/30	155,705	167,719
Pool #MA0949, 3.500%, 01/01/32	209,705	221,243
Pool #AP9592, 3.500%, 10/01/32	1,169,444	1,233,917
Pool #MA1630, 4.000%, 10/01/33	227,313	244,839
Pool #745044, 4.500%, 08/01/35	275,034	300,531
Pool #878094, 6.000%, 04/01/36	1,200,270	1,368,797
Pool #190370, 6.000%, 06/01/36	424,994	483,251
Pool #AI7951, 4.500%, 08/01/36	343,252	374,205
Pool #890547, 4.000%, 11/01/36	858,081	917,771
Pool #AJ5974, 4.000%, 12/01/36	127,846	136,839
Pool #995082, 5.500%, 08/01/37	610,094	685,401
Pool #890248, 6.000%, 08/01/37	122,904	140,391
Pool #AB7572, 3.000%, 01/01/38	117,010	119,719
Pool #889529, 6.000%, 03/01/38	22,202	25,512
Pool #995243, 4.500%, 08/01/38	446,392	485,888
Pool #AU4728, 4.000%, 09/01/38	403,851	432,948
Pool #930672, 4.500%, 03/01/39	173,706	190,691
Pool #AC1877, 4.500%, 09/01/39	239,161	259,908
Pool #AC2817, 4.000%, 10/01/39	125,842	134,464
Pool #AE0215, 4.000%, 12/01/39	198,349	211,939
Pool #932441, 4.000%, 01/01/40	1,176,864	1,257,496
Pool #AC9564, 4.500%, 02/01/40	334,004	365,176
Pool #AD1649, 4.000%, 03/01/40	214,335	229,104
Pool #AE0216, 4.000%, 08/01/40	452,325	483,535
Pool #AD8033, 4.000%, 08/01/40	82,295	87,941
Pool #AB1343, 4.500%, 08/01/40	759,858	833,252
Pool #AE4192, 4.000%, 10/01/40	629,224	677,641
Pool #AE4113, 4.000%, 10/01/40	135,971	145,839
Pool #AE0624, 4.000%, 11/01/40	235,965	252,421
Pool #AE9284, 4.000%, 11/01/40	175,994	188,200
Pool #AE5143, 4.000%, 11/01/40	97,000	103,722
Pool #AE4414, 4.000%, 11/01/40	702,483	751,023
Pool #AE0625, 4.000%, 12/01/40	217,783	235,244
Pool #MA0583, 4.000%, 12/01/40	167,804	179,302
Pool #AH3586, 4.000%, 01/01/41	453,972	485,100
Pool #MA0639, 4.000%, 02/01/41	330,696	353,353
Pool #AL0240, 4.000%, 04/01/41	520,199	560,591
Pool #AL0215, 4.500%, 04/01/41	1,157,894	1,258,475
Pool #AB3274, 4.500%, 07/01/41	1,590,125	1,740,806
Pool #MA1044, 3.000%, 04/01/42	511,676	518,610
Pool #AP4613, 4.000%, 08/01/42	482,701	516,839
Pool #AP4784, 3.000%, 09/01/42	248,624	252,021

See Notes to Schedules of Portfolio Investments.

Pool #AR9198, 3.000%, 03/01/43	1,509,756	1,529,949
Pool #AT0682, 3.000%, 04/01/43	929,201	941,559
Pool #AT2014, 3.000%, 04/01/43	1,285,799	1,302,878
Pool #AT2723, 3.000%, 05/01/43	570,733	578,219
Pool #AW4685, 2.805%, 05/01/44(b)	475,646	490,814

		32,366,457

Total U.S. Government Agency Mortgages (Cost $50,615,822)		52,068,975

U.S. Treasury Obligations 40.7%
U.S. Treasury Bond 4.1%
3.125%, 08/15/44	8,073,000	8,691,085

U.S. Treasury Notes 36.6%
0.250%, 01/15/15	9,451,000	9,451,000
0.500%, 06/15/16	4,643,000	4,646,626
0.875%, 02/28/17	22,432,000	22,486,330
0.625%, 09/30/17	1,629,000	1,611,565
1.500%, 01/31/19	3,044,000	3,045,190
1.500%, 10/31/19(e)(f)	19,780,000	19,659,461
2.250%, 11/15/24	17,420,000	17,537,045

		78,437,217

Total U.S. Treasury Obligations (Cost $86,394,775)		87,128,302

Foreign Government Bonds 1.0%
Sovereign 1.0%
Brazilian Government International Bond, 7.125%, 01/20/37	633,000	802,327
Indonesia Government International Bond, 6.625%, 02/17/37 (a)	621,000	726,570
Mexico Government International Bond, 5.550%, 01/21/45	278,000	323,175
Turkey Government International Bond, 6.875%, 03/17/36	303,000	374,584

		2,226,656

Total Foreign Government Bonds (Cost $2,089,436)		2,226,656

Short-Term Investment 0.4%
RidgeWorth Funds Securities Lending Joint Account(g)	867,620	867,620

Total Short-Term Investment (Cost $867,620)		867,620

Money Market Fund 4.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	9,041,316	9,041,316

Total Money Market Fund (Cost $9,041,316)		9,041,316

Total Investments (Cost $214,992,631) — 102.2%		218,721,776
Liabilities in Excess of Other Assets — (2.2)%		(4,790,171)

Net Assets — 100.0%		$213,931,605

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.7% of net assets as of December 31, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $848,227.
(d)	Perpetual maturity.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

See Notes to Schedules of Portfolio Investments.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(h)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 98.2%
Aerospace/Defense 1.1%
L-3 Communications Corp., 3.950%, 05/28/24	365,000	368,020

Agriculture 1.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	450,000	454,060

Airlines 3.4%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	647,562	693,701
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	460,000	466,900

		1,160,601

Auto Manufacturers 1.6%
General Motors Co., 5.200%, 04/01/45	525,000	553,875

Auto Parts & Equipment 1.4%
Delphi Corp., 4.150%, 03/15/24	313,000	323,544
Lear Corp., 4.750%, 01/15/23	163,000	162,593

		486,137

Banks 20.6%
Bank of America Corp., 1.700%, 08/25/17, MTN	409,000	409,093
Bank of America Corp., 2.600%, 01/15/19	537,000	541,176
Bank of America Corp., 4.250%, 10/22/26, MTN	289,000	288,351
Citigroup, Inc., 2.500%, 09/26/18	794,000	803,277
Citigroup, Inc., 4.950%, 11/07/43	299,000	333,288
Credit Suisse New York, 3.625%, 09/09/24, MTN	342,000	347,896
Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	234,000	233,145
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	332,000	334,027
HSBC USA, Inc., 2.375%, 11/13/19	203,000	202,941
JPMorgan Chase & Co., 4.125%, 12/15/26	546,000	546,552
JPMorgan Chase & Co., Series V, 5.000%(b)(c)	529,000	517,593
KeyBank NA, 1.650%, 02/01/18	299,000	297,875
Morgan Stanley, 3.700%, 10/23/24	494,000	500,728
Morgan Stanley, Series F, 3.875%, 04/29/24	231,000	237,014
Morgan Stanley, Series H, 5.450%(b)(c)	500,000	500,900
UBS AG, 2.375%, 08/14/19, MTN	555,000	554,967
US Bancorp, 3.600%, 09/11/24, MTN	448,000	454,951

		7,103,774

Beverages 1.1%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	392,000	399,945

Biotechnology 0.9%
Celgene Corp., 4.625%, 05/15/44	118,000	122,397
Gilead Sciences, Inc., 4.500%, 02/01/45	164,000	175,283

		297,680

Commercial Services 2.8%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	334,000	342,902
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	353,000	360,568
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	282,586

		986,056

See Notes to Schedules of Portfolio Investments.

Computers 1.7%
Apple, Inc., 2.850%, 05/06/21	574,000	587,178

Diversified Financial Services 10.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17(a)	448,000	439,040
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	587,000	637,804
General Electric Capital Corp., 3.450%, 05/15/24, MTN	486,000	502,177
Lazard Group LLC, 4.250%, 11/14/20	515,000	542,784
Lazard Group LLC, 6.850%, 06/15/17	596,000	663,467
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	266,000	269,748
Woodside Finance Ltd., 4.600%, 05/10/21(a)	430,000	458,099

		3,513,119

Electric 4.5%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	193,000	242,472
Dominion Resources, Inc., 1.950%, 08/15/16	220,000	222,364
Exelon Generation Co. LLC, 6.200%, 10/01/17	316,000	351,147
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	500,000	538,933
Pacific Gas & Electric Co., 5.125%, 11/15/43	175,000	200,457

		1,555,373

Electronics 1.2%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	377,000	432,983

Healthcare—Products 1.5%
Becton Dickinson and Co., 4.685%, 12/15/44	121,000	130,312
Medtronic, Inc., 3.500%, 03/15/25(a)	100,000	102,297
Medtronic, Inc., 4.625%, 03/15/45(a)	257,000	278,586

		511,195

Healthcare—Services 2.4%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	822,000	827,208

Insurance 5.6%
American International Group, Inc., 5.850%, 01/16/18, MTN	555,000	620,545
Arch Capital Group US, Inc., 5.144%, 11/01/43	422,000	468,866
AXIS Specialty Finance PLC, 5.150%, 04/01/45	199,000	215,545
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	157,000	168,402
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	163,000	175,153
TIAA Asset Management Finance Co. LLC, 2.950%, 11/01/19(a)	73,000	73,141
TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24(a)	216,000	221,274

		1,942,926

Media 1.8%
Comcast Corp., 4.650%, 07/15/42	195,000	213,430
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	96,000	96,756
Sky PLC, 2.625%, 09/16/19(a)	200,000	200,074
Time Warner Cable, Inc., 4.500%, 09/15/42	118,000	121,297

		631,557

Mining 3.8%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	157,000	150,410
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	554,000	564,087
Barrick North America Finance LLC, 5.750%, 05/01/43	174,000	172,648
Newmont Mining Corp., 6.250%, 10/01/39	426,000	432,114

		1,319,259

Miscellaneous Manufacturer 1.1%
General Electric Co., 5.250%, 12/06/17	335,000	371,619

See Notes to Schedules of Portfolio Investments.

Oil & Gas 2.3%
Continental Resources, Inc., 3.800%, 06/01/24	418,000	373,920
Ensco PLC, 5.750%, 10/01/44(d)	128,000	128,431
Marathon Petroleum Corp., 5.000%, 09/15/54	328,000	308,867

		811,218

Oil & Gas Services 2.2%
Weatherford International Ltd., 5.125%, 09/15/20	201,000	197,474
Weatherford International Ltd., 5.950%, 04/15/42	257,000	217,609
Weatherford International Ltd., 6.500%, 08/01/36	364,000	333,480

		748,563

Pharmaceuticals 2.4%
Express Scripts Holding Co., 2.650%, 02/15/17	485,000	495,909
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	280,000	346,373

		842,282

Pipelines 3.3%
Boardwalk Pipelines LP, 4.950%, 12/15/24	82,000	81,523
Enterprise Products Operating LLC, 4.850%, 03/15/44	130,000	135,554
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	589,000	559,767
NuStar Logistics LP, 4.800%, 09/01/20	380,000	357,200

		1,134,044

Real Estate Investment Trust 4.9%
American Tower Corp., 3.500%, 01/31/23	335,000	323,680
American Tower Corp., 5.000%, 02/15/24	558,000	591,740
Digital Realty Trust LP, 5.250%, 03/15/21	184,000	201,520
Digital Realty Trust LP, 5.875%, 02/01/20(d)	515,000	576,016

		1,692,956

Retail 3.5%
Kohl’s Corp., 6.875%, 12/15/37	206,000	260,158
Wal-Mart Stores, Inc., 1.125%, 04/11/18	569,000	562,474
Wesfarmers Ltd., 1.874%, 03/20/18(a)	381,000	379,674

		1,202,306

Semiconductors 2.2%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	242,440
TSMC Global Ltd., 1.625%, 04/03/18(a)	531,000	521,187

		763,627

Telecommunication Services 7.3%
AT&T, Inc., 2.375%, 11/27/18	471,000	474,648
AT&T, Inc., 4.350%, 06/15/45	105,000	98,989
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	555,000	551,288
Cisco Systems, Inc., 2.125%, 03/01/19	364,000	365,713
Verizon Communications, Inc., 5.012%, 08/21/54(a)	992,000	1,026,273

		2,516,911

Transportation 2.1%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	519,000	557,050
Union Pacific Corp., 4.150%, 01/15/45	149,000	155,290

		712,340

Total Corporate Bonds (Cost $33,312,037)		33,926,812

Short-Term Investment 2.1%
RidgeWorth Funds Securities Lending Joint Account(e)	705,510	705,510

Total Short-Term Investment (Cost $705,510)		705,510

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	283,616	283,616

Total Money Market Fund (Cost $283,616)		283,616

Total Investments (Cost $34,301,163) — 101.1%		34,915,938
Liabilities in Excess of Other Assets — (1.1)%		(370,176)

Net Assets — 100.0%		$34,545,762

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 22.9% of net assets as of December 31, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $689,469.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(f)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN – Medium Term Note

At December 31, 2014, the Fund’s open credit default swap contracts were as follows:

OTC Credit Default Swap Contract – Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Depreciation
Target Corp.	Barclays Bank PLC	$75,000	1.000%	06/20/19	2.711%	$(1,965)	$(2,518)	$(553)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract – Sell Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Appreciation
Kohl’s Corp.	JPMorgan	$75,000	1.000%	09/20/19	9.317%	$(659)	$233	$892

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Kohl’s Corp.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 94.9%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	650,944

Georgia 83.1%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,368,699
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,943,162
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,425,000	1,667,521
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38	4,000,000	4,560,440
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33	3,000,000	3,477,450
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,327,600
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,504,854
Atlanta Development Authority, Series A, RB, 4.375%, 09/01/36, Pre-refunded 09/01/2015 @ 100, XLCA	1,000,000	1,028,030
Barrow County, GO, 5.000%, 10/01/25, Pre-refunded 10/01/2015 @ 100, NATL-RE	2,000,000	2,072,760
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	153,799
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,313,480
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/County Guaranteed, AMT	1,000,000	1,038,280
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,343,182
College Park Business & Industrial Development Authority, RB, 5.250%, 09/01/19, AMBAC	565,000	608,206
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,198,290
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,800,045
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	6,300,000	7,178,283
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	135,000	137,178
Forsyth County, GO, 5.000%, 03/01/25	6,825,000	7,801,589
Forsyth County School District, GO, 5.000%, 02/01/20	3,385,000	3,986,718
Forsyth County School District, GO, 5.000%, 02/01/28	250,000	300,912
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, Country Guaranteed	645,000	777,406
Fulton County Development Authority, 5.000%, 05/01/39	5,145,000	5,913,766
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42	3,025,000	3,330,525
Fulton County Development Authority, RB, 5.000%, 10/01/22	750,000	892,087
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,462,760
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/20	2,485,000	2,905,064
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/29	975,000	1,140,730
Georgia State, Series B, GO, 5.000%, 10/01/16	2,000,000	2,158,960
Georgia State, Series D, GO, 5.000%, 05/01/15	600,000	609,774
Georgia State, Series G, GO, 5.000%, 11/01/16	1,620,000	1,754,185
Greene County Development Authority, RB, 5.000%, 11/15/37	1,955,000	2,180,822

See Notes to Schedules of Portfolio Investments.

Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/22, Country Guaranteed	1,500,000	1,803,165
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/25, Country Guaranteed	3,000,000	3,554,250
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,524,431
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,162,280
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	1,000,000	1,162,930
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	3,845,000	4,515,530
Private Colleges & Universities Authority, Emory University, Series A, RB, 5.000%, 10/01/43	5,250,000	6,017,760
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,268,120
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,121,810
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	2,500,000	2,721,825
Richmond County Board of Education, GO, 5.000%, 10/01/15, State Aid Withholding	1,500,000	1,554,330
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,813,886

		105,156,874

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	860,000	911,222

New York 3.3%
New York City Water & Sewer System, Series EE, RB, 5.000%, 06/15/47	3,750,000	4,228,762

North Carolina 2.2%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,846,676
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	680,000	865,837

		2,712,513

South Carolina 1.9%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,386,000

Texas 3.2%
Texas State, Series A, GO, 5.000%, 10/01/44	3,500,000	4,091,010

Total Municipal Bonds (Cost $112,198,544)		120,137,325

Money Market Fund 4.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	5,139,690	5,139,690

Total Money Market Fund (Cost $5,139,690)		5,139,690

Total Investments (Cost $117,338,234) — 99.0%		125,277,015
Other Assets in Excess of Liabilities — 1.0%		1,319,334

Net Assets — 100.0%		$126,596,349

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2014.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST GTD	– State Guaranteed
XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.0%
Alabama 4.4%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	2,001,640
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,322,740

		4,324,380

Alaska 2.4%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	2,000,000	2,396,460

California 7.7%
California State, GO, 5.000%, 05/01/31	1,500,000	1,777,455
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,449,060
Port of Los Angeles, Series A, AMT, RB, 5.000%, 08/01/44	3,000,000	3,353,250

		7,579,765

Connecticut 2.7%
Connecticut State Special Tax Revenue, Series A, RB, 5.000%, 09/01/31	2,275,000	2,711,095

District of Columbia 2.4%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,353,960

Florida 10.1%
Lake County School Board, Series A, COP, 5.000%, 06/01/29, AGM	1,000,000	1,162,990
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/32(c)	5,000,000	5,734,200
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,199,970
Polk County Public Facilities, RB, 5.000%, 12/01/28	1,595,000	1,900,012

		9,997,172

Georgia 3.8%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,477,312
Private Colleges & Universities Authority, RB, 5.000%, 04/01/31	1,000,000	1,115,930
Private Colleges & Universities Authority, RB, 5.000%, 04/01/33	1,000,000	1,109,260

		3,702,502

Guam 1.1%
Guam Power Authority, Series A, RB, 5.000%, 10/01/31	1,000,000	1,130,010

Idaho 2.9%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,872,150

Illinois 2.3%
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/33	1,000,000	1,136,320
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,144,690

		2,281,010

Kansas 3.6%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,724,505
Wichita, GO, 5.000%, 06/01/24	1,500,000	1,838,190

		3,562,695

See Notes to Schedules of Portfolio Investments.

Louisiana 1.2%
Shreveport, GO, 5.000%, 09/01/32	1,000,000	1,166,710

Maine 3.0%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,951,375

Massachusetts 5.7%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,771,110
Commonwealth of Massachusetts, Series F, GO, 5.000%, 11/01/24	2,000,000	2,430,280
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/44, ST INTERCEPT	1,250,000	1,441,150

		5,642,540

Minnesota 1.8%
Western Minnesota Municipal Power Agency, Series A, RB, 5.000%, 01/01/40	1,500,000	1,729,980

New Jersey 4.5%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38(b)	1,955,000	2,266,080
New Jersey Transportation Trust Fund Authority, Series D, RB, 5.000%, 06/15/32	2,000,000	2,218,360

		4,484,440

New York 9.4%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,134,640
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/36	2,250,000	2,641,590
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/39	2,500,000	2,914,475
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/31	2,150,000	2,611,992

		9,302,697

Ohio 3.6%
Northeast Ohio Regional Sewer District, RB, 4.000%, 11/15/49	3,500,000	3,580,605

Oregon 2.5%
Clackamas County School District No 12 North Clackamas, GO, 5.000%, 06/15/27, SCH BD GTY	2,000,000	2,429,480

Texas 15.1%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,150,710
Dallas Independent School District, GO, 6.375%, 02/15/34, Pre-refunded 02/15/2018 @ 100, PSF-GTD(b)	4,000,000	4,675,760
Spring Branch Independent School District, Series B, GO, 5.000%, 02/01/20, PSF-GTD	2,000,000	2,350,600
Texas State, Series A, GO, 5.000%, 10/01/39	2,750,000	3,234,742
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	3,000,000	3,495,420

		14,907,232

Virginia 1.6%
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/29(c)	1,350,000	1,568,794

Washington 3.2%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,903,729
Washington State, Series R-2015 C, GO, 5.000%, 07/01/30	1,000,000	1,210,140

		3,113,869

Total Municipal Bonds (Cost $88,287,614)		93,788,921

See Notes to Schedules of Portfolio Investments.

Money Market Fund 9.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	9,632,116	9,632,116

Total Money Market Fund (Cost $9,632,116)		9,632,116

Total Investments (Cost $97,919,730) — 104.8%		103,421,037
Liabilities in Excess of Other Assets — (4.8)%		(4,694,672)

Net Assets — 100.0%		$98,726,365

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	– Certificate of Participation
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
SCH BD GTY	– School Bond Guaranty Program
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.8%
Aerospace/Defense 0.1%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	770,000	746,900

Chemicals 0.4%
Ineos US Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	2,882,430	2,788,434

Electric 0.3%
Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 10/10/17(a)(b)(c)(d)(e)	3,240,000	2,091,161

Energy 0.4%
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	4,880,000	3,494,080

Health Care 0.3%
Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21(a)(b)	76,244	75,974
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	2,250,000	2,237,805

		2,313,779

Insurance 0.4%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,321,099	2,287,536
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	770,000	762,939

		3,050,475

Lodging 0.4%
Caesars Entertainment Operating Company, Extended Term Loan B6, 6.985%, 03/01/17(a)(b)	3,138,319	2,736,771

Media 0.6%
Clear Channel Communications, Inc., Term Loan D, 6.919%, 01/30/19(a)(b)	4,620,000	4,346,080

Retail 1.6%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	2,149,607	2,104,830
Lands’ End, Inc., Term Loan B, 4.250%, 04/04/21(a)(b)	2,796,313	2,764,854
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	3,974,077	3,815,114
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	4,305,562	3,951,688

		12,636,486

Telecommunication Services 0.3%
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/07/20(a)(b)	2,585,000	2,534,877

Total Bank Loans (Cost $39,309,842)		36,739,043

Corporate Bonds 84.5%
Advertising 0.3%
Affinion Group, Inc., 7.875%, 12/15/18(f)	2,865,000	2,077,125

Aerospace/Defense 2.0%
KLX, Inc., 5.875%, 12/01/22(b)	4,660,000	4,706,600
TransDigm, Inc., 6.000%, 07/15/22	4,070,000	4,059,825
TransDigm, Inc., 6.500%, 07/15/24(f)	4,070,000	4,090,350
Triumph Group, Inc., 5.250%, 06/01/22	2,930,000	2,922,675

		15,779,450

See Notes to Schedules of Portfolio Investments.

Airlines 1.6%
Air Canada, 7.750%, 04/15/21(b)(f)	1,255,000	1,306,769
Air Canada, 8.750%, 04/01/20(b)	4,285,000	4,574,238
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,968,953	4,048,332
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,494,000	2,469,060

		12,398,399

Auto Manufacturers 0.0%(a)(g)
General Motors Co. Escrow, 7.200%(e)(f)(h)(i)(j)	17,182,000	—
General Motors Co. Escrow, 8.375%(e)(f)(h)(i)(j)	36,800,000	—

		—

Banks 2.1%
Ally Financial, Inc., 5.125%, 09/30/24	3,615,000	3,669,225
Ally Financial, Inc., 7.500%, 09/15/20	2,404,000	2,818,690
Ally Financial, Inc., 8.000%, 03/15/20	619,000	730,420
CIT Group, Inc., 5.375%, 05/15/20	4,100,000	4,333,290
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	3,000,000	2,910,000
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	1,645,000	1,727,250

		16,188,875

Building Materials 1.3%
Cemex Finance LLC, 9.375%, 10/12/22(b)	1,570,000	1,750,550
Cemex SAB de CV, 5.700%, 01/11/25(b)	4,150,000	4,025,500
Cemex SAB de CV, 7.250%, 01/15/21(b)	945,000	989,887
US Concrete, Inc., 8.500%, 12/01/18	1,330,000	1,389,850
USG Corp., 5.875%, 11/01/21(b)	1,730,000	1,747,300

		9,903,087

Chemicals 0.2%
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	1,685,000	1,697,638

Coal 1.1%
CONSOL Energy, Inc., 5.875%, 04/15/22(b)	4,300,000	3,999,000
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	1,862,000	1,806,140
Peabody Energy Corp., 6.250%, 11/15/21(f)	3,005,000	2,569,275

		8,374,415

Commercial Services 5.5%
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	2,990,000	2,952,625
Cenveo Corp., 6.000%, 08/01/19(b)	4,900,000	4,434,500
Cenveo Corp., 11.500%, 05/15/17(f)	3,310,000	3,012,100
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	1,680,000	1,638,000
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	5,465,000	5,198,581
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,912,000	8,366,940
Hertz Corp. (The), 5.875%, 10/15/20	3,030,000	3,052,725
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	4,577,000	4,885,948
Quad/Graphics, Inc., 7.000%, 05/01/22(b)	4,965,000	4,691,925
TMS International Corp., 7.625%, 10/15/21(b)	4,350,000	4,534,875

		42,768,219

Computers 0.3%
j2 Global, Inc., 8.000%, 08/01/20	1,845,000	1,985,681

Diversified Financial Services 6.4%
CNG Holdings, Inc., 9.375%, 05/15/20(b)	2,980,000	1,966,800
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	1,680,250
DFC Finance Corp., 10.500%, 06/15/20(b)	4,485,000	3,801,038
Enova International, Inc., 9.750%, 06/01/21(b)	2,725,000	2,684,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,700,000	4,841,940
International Lease Finance Corp., 6.250%, 05/15/19	2,450,000	2,676,625
International Lease Finance Corp., 8.250%, 12/15/20	7,415,000	8,935,075

See Notes to Schedules of Portfolio Investments.

Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)(f)	2,610,000	2,427,300
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	3,171,000	2,885,610
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	4,040,000	3,686,500
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,607,540
Navient Corp., 5.000%, 10/26/20	2,275,000	2,232,344
Navient Corp., 5.500%, 01/15/19, MTN	1,190,000	1,216,775
Navient Corp., 6.125%, 03/25/24, MTN	5,245,000	5,153,212
Walter Investment Management Corp., 7.875%, 12/15/21(f)	2,640,000	2,356,200

		49,151,334

Electric 3.2%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.750%, 11/01/19(b)	3,845,000	3,912,287
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/22(b)	2,415,000	2,457,263
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/24(b)	1,605,000	1,637,100
Dynegy, Inc., 5.875%, 06/01/23(f)	5,352,000	5,084,400
GenOn Energy, Inc., 9.500%, 10/15/18	5,655,000	5,626,725
GenOn Energy, Inc., 9.875%, 10/15/20	2,070,000	2,038,950
NRG Energy, Inc., 6.250%, 05/01/24(b)	4,190,000	4,263,325

		25,020,050

Electrical Components & Equipment 0.4%
Zebra Technologies Corp., 7.250%, 10/15/22(b)	2,765,000	2,903,250

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(b)	1,600,000	1,696,000

Engineering & Construction 0.6%
Aguila 3 SA, 7.875%, 01/31/18(b)	5,000,000	4,837,500

Entertainment 1.3%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	2,647,000	2,541,120
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)(f)	4,645,000	4,633,387
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(f)	960,000	979,200
WMG Acquisition Corp., 5.625%, 04/15/22(b)	2,378,000	2,306,660

		10,460,367

Environmental Control 0.3%
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(f)	4,370,000	2,622,000

Food 1.9%
Post Holdings, Inc., 6.000%, 12/15/22(b)(f)	1,570,000	1,471,875
Post Holdings, Inc., 6.750%, 12/01/21(b)	6,105,000	5,921,850
Post Holdings, Inc., 7.375%, 02/15/22	5,125,000	5,125,000
SUPERVALU, Inc., 7.750%, 11/15/22	2,265,000	2,219,700

		14,738,425

Forest Products & Paper 0.5%
Resolute Forest Products, Inc., 5.875%, 05/15/23(f)	4,504,000	4,278,800

Gas 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19(b)	2,087,000	2,003,520

Healthcare—Products 1.2%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,473,562
Physio-Control International, Inc., 9.875%, 01/15/19(b)	5,000,000	5,300,000
Teleflex, Inc., 5.250%, 06/15/24(b)	2,248,000	2,248,000

		9,021,562

Healthcare—Services 2.1%
HCA Holdings, Inc., 6.250%, 02/15/21	4,230,000	4,504,950
HCA, Inc., 6.500%, 02/15/20	1,215,000	1,361,408
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	4,240,000	4,452,000
Tenet Healthcare Corp., 6.000%, 10/01/20	4,305,000	4,622,838
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,280,000	1,321,600

		16,262,796

See Notes to Schedules of Portfolio Investments.

Home Builders 0.6%
K Hovnanian Enterprises, Inc., 8.000%, 11/01/19(b)	2,310,000	2,217,600
Standard Pacific Corp., 5.875%, 11/15/24	2,200,000	2,200,000

		4,417,600

Household Products/Wares 0.1%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	863,000	906,150

Insurance 1.3%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,710,000	2,396,732
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)	1,825,000	1,697,250
Hub Holdings LLC/Hub Holdings Finance, Inc., PIK, 8.125%, 07/15/19(b)	3,705,000	3,667,950
MBIA, Inc., 6.625%, 10/01/28	2,500,000	2,525,000

		10,286,932

Internet 0.6%
Mood Media Corp., 9.250%, 10/15/20(b)	2,010,000	1,658,250
Zayo Group LLC/Zayo Capital Inc., 8.125%, 01/01/20	2,700,000	2,862,000

		4,520,250

Leisure Time 0.6%
NCL Corp. Ltd., 5.250%, 11/15/19(b)(f)	1,175,000	1,183,813
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,860,000	3,095,950

		4,279,763

Lodging 1.2%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(b)	3,150,000	3,087,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)(k)	4,005,000	3,724,650
Golden Nugget Escrow, Inc., 8.500%, 12/01/21(b)(f)	2,490,000	2,384,175

		9,195,825

Media 6.8%
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,743,800
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,465,000	2,495,813
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	230,000	223,100
DISH DBS Corp., 5.000%, 03/15/23	980,000	948,150
DISH DBS Corp., 5.125%, 05/01/20	1,910,000	1,924,325
DISH DBS Corp., 5.875%, 07/15/22(k)	7,435,000	7,620,875
DISH DBS Corp., 5.875%, 11/15/24(b)	4,050,000	4,070,250
DISH DBS Corp., 6.750%, 06/01/21	1,410,000	1,515,750
iHeartCommunications, Inc., 9.000%, 03/01/21	2,145,000	2,102,100
iHeartCommunications, Inc., PIK, 14.000%, 02/01/21(f)(l)	5,879,750	4,791,996
Lee Enterprises, Inc., 9.500%, 03/15/22(b)	1,375,000	1,411,094
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	825,000	911,625
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(b)(f)	3,085,000	3,007,875
Numericable-SFR, 6.000%, 05/15/22(b)	3,300,000	3,318,150
Numericable-SFR, 6.250%, 05/15/24(b)	2,450,000	2,468,375
Sinclair Television Group, Inc., 5.625%, 08/01/24(b)	2,615,000	2,530,012
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)	2,530,000	2,593,250
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(b)	1,870,000	1,991,550
Univision Communications, Inc., 6.750%, 09/15/22(b)	2,784,000	2,978,880
VTR Finance BV, 6.875%, 01/15/24(b)	3,000,000	3,060,000

		52,706,970

Mining 2.6%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)	2,771,000	2,507,755
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)	4,871,000	4,383,900

See Notes to Schedules of Portfolio Investments.

FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(f)	6,975,000	6,347,250
Imperial Metals Corp., 7.000%, 03/15/19(b)(f)	5,860,000	5,391,200
Lundin Mining Corp., 7.500%, 11/01/20(b)	1,175,000	1,163,250

		19,793,355

Miscellaneous Manufacturer 1.0%
Bombardier, Inc., 5.750%, 03/15/22(b)(f)	1,675,000	1,695,938
Bombardier, Inc., 6.125%, 01/15/23(b)(f)(k)	6,185,000	6,308,700

		8,004,638

Oil & Gas 8.3%
Antero Resources Corp., 5.125%, 12/01/22(b)	6,855,000	6,460,837
Antero Resources Finance Corp., 6.000%, 12/01/20	270,000	269,325
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 9.250%, 08/15/21	2,077,000	1,609,675
Chesapeake Energy Corp., 6.875%, 11/15/20	6,030,000	6,482,250
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	2,655,000	2,694,825
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,050,000	1,916,750
EXCO Resources, Inc., 7.500%, 09/15/18(f)	3,475,000	2,656,203
Halcon Resources Corp., 8.875%, 05/15/21(f)	2,407,000	1,811,268
Halcon Resources Corp., 9.750%, 07/15/20	3,007,000	2,255,250
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	5,650,000	4,972,000
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,820,000	1,995,150
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	4,480,000	3,897,600
MEG Energy Corp., 6.375%, 01/30/23(b)	6,486,000	5,788,755
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20(f)	2,105,000	1,115,650
Offshore Drilling Holding SA, 8.625%, 09/20/20(b)	3,725,000	3,240,750
PetroQuest Energy, Inc., 10.000%, 09/01/17	1,255,000	1,098,125
Precision Drilling Corp., 5.250%, 11/15/24(b)	2,285,000	1,873,700
Range Resources Corp., 5.000%, 03/15/23	3,095,000	3,095,000
Rice Energy, Inc., 6.250%, 05/01/22(b)(f)	2,880,000	2,678,400
Seadrill Ltd., 6.125%, 09/15/17(b)(f)	3,275,000	2,898,375
United Refining Co., 10.500%, 02/28/18(k)	5,038,000	5,189,140

		63,999,028

Oil & Gas Services 0.5%
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,575,000	3,751,500

Pharmaceuticals 1.1%
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(b)	3,430,000	3,507,861
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)	2,160,000	2,297,743
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	2,165,000	2,338,200

		8,143,804

Pipelines 4.5%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	4,520,000	4,316,600
Energy Transfer Equity LP, 5.875%, 01/15/24	2,225,000	2,258,375
Energy Transfer Equity LP, 7.500%, 10/15/20	2,875,000	3,191,250
Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	938,000	886,410
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	4,180,000	4,169,550
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	9,605,000	9,436,912
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	3,600,000	3,519,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,050,000	1,978,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,234,000	2,217,245
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,471,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	1,128,000	1,125,180

		34,570,085

Real Estate 0.8%
Howard Hughes Corp., 6.875%, 10/01/21(b)	5,770,000	5,971,950

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 0.4%
iStar Financial, Inc., 5.000%, 07/01/19	3,325,000	3,225,250

Retail 4.2%
1011778 BC ULC/New Red Finance, Inc., 6.000%, 04/01/22(b)(f)	4,200,000	4,305,000
GameStop Corp., 5.500%, 10/01/19(b)(f)	2,200,000	2,205,500
Guitar Center, Inc., 6.500%, 04/15/19(b)(f)	2,340,000	2,012,400
JC Penney Corp., Inc., 5.650%, 06/01/20(f)	5,765,000	4,467,875
JC Penney Corp., Inc., 6.375%, 10/15/36	4,592,000	2,984,800
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	720,000	741,600
Limited Brands, Inc., 6.625%, 04/01/21	6,057,000	6,814,125
Sears Holdings Corp., 6.625%, 10/15/18(f)	10,045,000	9,241,400

		32,772,700

Semiconductors 0.6%
Advanced Micro Devices, Inc., 7.000%, 07/01/24(f)	2,315,000	1,961,963
Micron Technology, Inc., 5.875%, 02/15/22(b)	2,920,000	3,066,000

		5,027,963

Software 1.2%
First Data Corp., 12.625%, 01/15/21	7,600,000	9,025,000

Telecommunication Services 13.6%
Alcatel-Lucent USA, Inc., 6.750%, 11/15/20(b)	2,490,000	2,628,195
Altice Financing SA, 6.500%, 01/15/22(b)	3,210,000	3,137,775
Altice SA, 7.750%, 05/15/22(b)	4,085,000	4,092,659
Avaya, Inc., 7.000%, 04/01/19(b)	1,985,000	1,935,375
Avaya, Inc., 9.000%, 04/01/19(b)	2,130,000	2,177,925
B Communications Ltd., 7.375%, 02/15/21(b)	3,975,000	4,203,562
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,550,000	2,422,500
Intelsat Luxembourg SA, 7.750%, 06/01/21	10,995,000	11,022,487
Level 3 Communications, Inc., 5.750%, 12/01/22(b)(f)	2,475,000	2,490,469
Level 3 Financing, Inc., 6.125%, 01/15/21	6,895,000	7,136,325
Level 3 Financing, Inc., 8.125%, 07/01/19	1,695,000	1,800,938
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,158,581
NII International Telecom SCA, 7.875%, 08/15/19(b)(e)(f)	4,815,000	3,442,725
NII International Telecom SCA., 11.375%, 08/15/19(b)(e)(f)	3,705,000	2,667,600
Nortel Networks Ltd., 10.750%, 07/15/16(e)(f)(k)	2,385,000	2,689,088
PAETEC Holding Corp., 9.875%, 12/01/18	465,000	488,250
Sprint Capital Corp., 6.875%, 11/15/28	14,848,000	13,066,240
Sprint Capital Corp., 8.750%, 03/15/32	1,605,000	1,552,838
Sprint Corp., 7.125%, 06/15/24	3,440,000	3,199,200
Sprint Corp., 7.875%, 09/15/23	1,970,000	1,944,784
T-Mobile USA, Inc., 6.125%, 01/15/22	3,630,000	3,684,450
T-Mobile USA, Inc., 6.375%, 03/01/25	2,330,000	2,367,280
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	3,992,112
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(b)	7,855,000	7,855,000
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,102,800
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	6,925,000	6,535,815

		104,794,973

Transportation 1.6%
CHC Helicopter SA, 9.250%, 10/15/20	3,807,000	3,702,307
Eletson Holdings, 9.625%, 01/15/22(b)	2,600,000	2,548,000
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	2,270,000	2,247,300
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(b)	1,916,000	1,868,100
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(b)	2,375,000	2,173,125

		12,538,832

See Notes to Schedules of Portfolio Investments.

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	835,000	826,650

Total Corporate Bonds (Cost $676,467,920)		652,927,711

Convertible Preferred Stocks 0.3%
Telecommunication Services 0.3%
Intelsat SA, Series A, 5.750%, 05/01/16	23,470	1,103,090
T-Mobile US, Inc., 5.500%, 12/15/17	24,485	1,297,460

Total Convertible Preferred Stocks (Cost $2,306,167)		2,400,550

Municipal Bonds 1.1%
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	7,800,000	6,786,000
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	2,165,000	1,708,358

Total Municipal Bonds (Cost $8,913,542)		8,494,358

Preferred Stock 0.4%
Diversified Financial Services 0.4%
GMAC Capital Trust I, Series 2, 8.125%	121,110	3,194,882

Total Preferred Stock (Cost $3,027,750)		3,194,882

Common Stocks 1.1%
Auto Manufacturers 1.0%
General Motors Co.	228,862	7,989,573

Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.*(h)	52,974	609,201

Total Common Stocks (Cost $12,340,553)		8,598,774

Short-Term Investment 10.7%
RidgeWorth Funds Securities Lending Joint Account(m)	82,725,723	82,725,723

Total Short-Term Investment (Cost $82,725,723)		82,725,723

Money Market Fund 6.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(n)	47,022,900	47,022,900

Total Money Market Fund (Cost $47,022,900)		47,022,900

Total Investments (Cost $872,114,397) — 109.0%		842,103,941
Liabilities in Excess of Other Assets — (9.0)%		(69,422,701)

Net Assets — 100.0%		$772,681,240

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 47.7% of net assets as of December 31, 2014.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security has not settled as of December 31, 2014 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Security is in default.
(f)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $80,534,681.
(g)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

(h)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0% of net assets as of December 31, 2014.
(j)	Perpetual maturity.
(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(l)	Rate shown is 12.000% Cash and 2.000% PIK.
(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(n)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

GO	– General Obligation
MTN	– Medium Term Note
PIK	– Payment in-kind
RB	– Revenue Bond
ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 4.0%
Automobiles 0.6%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	1,655,000	1,659,263

Credit Card 3.4%
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	2,920,000	2,951,311
Capital One Multi-Asset Execution Trust, Series 2014-A2, Cl A2, 1.260%, 01/15/20	2,955,000	2,951,398
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl A6, 2.150%, 07/15/21	2,900,000	2,901,981

		8,804,690

Total Asset-Backed Securities (Cost $10,433,482)		10,463,953

Corporate Bonds 28.0%
Aerospace/Defense 0.4%
L-3 Communications Corp., 3.950%, 05/28/24	989,000	997,182

Agriculture 0.4%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,147,000	1,157,349

Airlines 0.8%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	1,179,960	1,264,032
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26(b)	882,000	895,230

		2,159,262

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	525,000	559,408
Volkswagen International Finance, 2.375%, 03/22/17(a)	492,000	501,171

		1,060,579

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	505,000	522,012

Banks 6.8%
Bank of America Corp., 1.700%, 08/25/17, MTN	845,000	845,192
Bank of America Corp., 4.250%, 10/22/26, MTN	627,000	625,592
Bank of America Corp., Series L, 2.600%, 01/15/19	919,000	926,146
Bank of America NA, 1.250%, 02/14/17	512,000	510,824
Citigroup, Inc., 2.500%, 09/26/18	1,440,000	1,456,825
Credit Suisse New York, 3.625%, 09/09/24, MTN	898,000	913,480
Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	526,000	524,079
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19(b)	723,000	727,415
HSBC USA, Inc., 2.375%, 11/13/19	532,000	531,845
Huntington National Bank (The), 1.300%, 11/20/16	962,000	958,030
JPMorgan Chase & Co., 4.125%, 12/15/26	1,370,000	1,371,384
JPMorgan Chase & Co., Series V, 5.000%(c)(d)	1,133,000	1,108,569
KeyBank NA, 1.650%, 02/01/18	731,000	728,251
Morgan Stanley, 3.700%, 10/23/24	1,866,000	1,891,415
Morgan Stanley, Series F, 3.875%, 04/29/24	661,000	678,210
UBS AG, 2.375%, 08/14/19, MTN	1,183,000	1,182,930
US Bancorp, 3.600%, 09/11/24, MTN	1,141,000	1,158,702
US Bank NA, 1.100%, 01/30/17	760,000	759,366
Wells Fargo & Co., 1.250%, 02/13/15, MTN	817,000	817,786

		17,716,041

See Notes to Schedules of Portfolio Investments.

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	523,000	508,295
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	650,000	663,174

		1,171,469

Biotechnology 0.4%
Gilead Sciences, Inc., 3.500%, 02/01/25	895,000	918,628

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	605,000	611,113

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	307,000	315,182
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	363,000	368,136
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	487,000	494,650

		1,177,968

Computers 0.7%
Apple, Inc., 2.850%, 05/06/21	1,057,000	1,081,268
IBM Corp., 1.250%, 02/06/17	690,000	692,112

		1,773,380

Diversified Financial Services 1.8%
American Express Credit Corp., 2.375%, 03/24/17, MTN	326,000	333,383
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	763,000	829,036
General Electric Capital Corp., 3.450%, 05/15/24, MTN	577,000	596,206
Lazard Group LLC, 4.250%, 11/14/20	1,141,000	1,202,557
Lazard Group LLC, 6.850%, 06/15/17	199,000	221,527
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	454,000	460,396
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	410,000	415,112
Woodside Finance Ltd., 4.600%, 05/10/21(a)	549,000	584,876

		4,643,093

Electric 0.2%
Dominion Resources, Inc., 1.950%, 08/15/16	249,000	251,675
Exelon Generation Co. LLC, 6.200%, 10/01/17	243,000	270,028

		521,703

Electronics 0.2%
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	560,000	590,569

Healthcare—Products 1.0%
Becton Dickinson and Co., 3.734%, 12/15/24	1,117,000	1,150,035
Medtronic, Inc., 3.500%, 03/15/25(a)	1,439,000	1,472,054

		2,622,089

Healthcare—Services 0.4%
Howard Hughes Medical Institute, 3.500%, 09/01/23	461,000	482,062
UnitedHealth Group, Inc., 2.875%, 03/15/23	509,000	505,720

		987,782

Insurance 1.5%
American International Group, Inc., 5.850%, 01/16/18, MTN	915,000	1,023,061
Berkshire Hathaway, Inc., 3.200%, 02/11/15	814,000	816,329
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	163,000	174,838
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	606,000	681,812
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	347,000	372,871
TIAA Asset Management Finance Co. LLC, 2.950%, 11/01/19(a)	192,000	192,371
TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24(a)	569,000	582,893

		3,844,175

See Notes to Schedules of Portfolio Investments.

Media 1.3%
Comcast Corp., 3.375%, 02/15/25	2,511,000	2,565,248
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	240,000	241,888
Sky PLC, 2.625%, 09/16/19(a)	354,000	354,131
Time Warner Cable, Inc., 4.000%, 09/01/21	249,000	265,009

		3,426,276

Mining 2.4%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	327,000	348,898
Barrick Gold Corp., 3.850%, 04/01/22	1,864,000	1,793,807
Barrick Gold Corp., 4.100%, 05/01/23	910,000	885,610
Newmont Mining Corp., 3.500%, 03/15/22	3,349,000	3,147,213

		6,175,528

Miscellaneous Manufacturer 0.4%
3M Co., 1.375%, 09/29/16	256,000	258,865
General Electric Co., 2.700%, 10/09/22	426,000	426,173
General Electric Co., 5.250%, 12/06/17	214,000	237,393

		922,431

Oil & Gas 1.3%
BP Capital Markets PLC, 2.248%, 11/01/16	342,000	348,601
Continental Resources, Inc., 3.800%, 06/01/24	919,000	822,087
Ensco PLC, 4.500%, 10/01/24(b)	454,000	441,278
Marathon Petroleum Corp., 3.625%, 09/15/24	1,842,000	1,805,165

		3,417,131

Oil & Gas Services 0.4%
Schlumberger Investment SA, 3.300%, 09/14/21(a)	272,000	279,167
Weatherford International Ltd., 5.125%, 09/15/20	817,000	802,669

		1,081,836

Pharmaceuticals 0.2%
Express Scripts Holding Co., 2.650%, 02/15/17	303,000	309,816
Novartis Securities Investment Ltd., 5.125%, 02/10/19	183,000	205,478

		515,294

Pipelines 1.1%
Boardwalk Pipelines LP, 4.950%, 12/15/24	209,000	207,785
Enterprise Products Operating LLC, 3.350%, 03/15/23	824,000	815,012
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	931,000	891,208
Spectra Energy Partners LP, 2.950%, 09/25/18	1,017,000	1,040,793

		2,954,798

Real Estate Investment Trust 0.8%
American Tower Corp., 3.500%, 01/31/23	340,000	328,511
American Tower Corp., 5.000%, 02/15/24(b)	885,000	938,513
Digital Realty Trust LP, 5.875%, 02/01/20(b)	804,000	899,256

		2,166,280

Retail 0.4%
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,095,000	1,082,443

Semiconductors 0.7%
Analog Devices, Inc., 3.000%, 04/15/16	360,000	368,263
Intel Corp., 1.950%, 10/01/16	298,000	303,780
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,304,000	1,279,902

		1,951,945

Software 0.2%
Oracle Corp., 1.200%, 10/15/17	266,000	265,053
Oracle Corp., 2.375%, 01/15/19	326,000	331,641

		596,694

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 1.7%
AT&T, Inc., 2.375%, 11/27/18	697,000	702,399
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	708,000	703,265
Cisco Systems, Inc., 2.125%, 03/01/19	600,000	602,823
Cisco Systems, Inc., 5.500%, 02/22/16	298,000	314,395
Verizon Communications, Inc., 5.150%, 09/15/23	1,850,000	2,042,831

		4,365,713

Transportation 0.9%
Burlington Northern Santa Fe LLC, 3.400%, 09/01/24	1,716,000	1,747,321
Union Pacific Corp., 3.250%, 01/15/25	497,000	510,278

		2,257,599

Total Corporate Bonds (Cost $71,889,008)		73,388,362

Municipal Bond 1.0%
New York 1.0%
Utility Debt Securitization Authority, Series T, RB, 2.554%, 06/15/22	2,605,000	2,635,114

Total Municipal Bond (Cost $2,604,873)		2,635,114

U.S. Government Agency Mortgages 0.7%
Federal National Mortgage Association
Pool #AM7772, 2.890%, 01/01/25(e)	875,000	879,646
Pool #AM7820, 3.110%, 01/01/25(e)	930,000	950,349

Total U.S. Government Agency Mortgages (Cost $1,824,010)		1,829,995

U.S. Treasury Obligations 61.8%
U.S. Treasury Notes 61.8%
0.250%, 01/15/15(f)	6,374,000	6,374,000
0.500%, 06/15/16	24,896,000	24,915,444
0.875%, 02/28/17	47,737,000	47,852,619
0.625%, 09/30/17	11,181,000	11,061,330
1.375%, 07/31/18	1,583,000	1,584,608
1.500%, 01/31/19	40,558,000	40,573,858
1.500%, 10/31/19	18,223,000	18,111,949
2.250%, 11/15/24	11,457,000	11,533,980

Total U.S. Treasury Obligations (Cost $161,619,115)		162,007,788

Foreign Government Bonds 1.1%
Sovereign 1.1%
Brazilian Government International Bond, 4.250%, 01/07/25	723,000	723,000
Indonesia Government International Bond, 3.375%, 04/15/23(a)	1,475,000	1,393,875
Mexico Government International Bond, 3.600%, 01/30/25	300,000	298,950
Turkey Government International Bond, 7.375%, 02/05/25(b)	392,000	487,797

Total Foreign Government Bonds (Cost $2,839,178)		2,903,622

Short-Term Investment 1.6%
RidgeWorth Funds Securities Lending Joint Account(g)	4,106,940	4,106,940

Total Short-Term Investment (Cost $4,106,940)		4,106,940

See Notes to Schedules of Portfolio Investments.

Money Market Fund 3.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	10,312,776	10,312,776

Total Money Market Fund (Cost $10,312,776)		10,312,776

Total Investments (Cost $265,629,382) — 102.1%		267,648,550
Liabilities in Excess of Other Assets — (2.1)%		(5,401,617)

Net Assets — 100.0%		$262,246,933

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.0% of net assets as of December 31, 2014.
(b)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $4,013,744.
(c)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(d)	Perpetual maturity.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(h)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.8%
Alabama 2.4%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,596,000
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	3,002,460
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,452,330

		16,050,790

Alaska 7.2%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	21,103,920
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	15,500,000	18,572,565
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,596,108

		48,272,593

California 18.6%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,182,395
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,502,464
California State, GO, 5.000%, 11/01/20	7,500,000	8,945,175
California State, GO, 5.000%, 12/01/27	8,890,000	10,671,378
California State, GO, 5.000%, 12/01/28	2,500,000	2,990,100
California State, GO, 5.000%, 05/01/31	9,000,000	10,664,730
California State, GO, 6.500%, 04/01/33(b)	24,500,000	30,000,985
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(b)	10,000,000	12,171,600
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,871,500
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	1,500,000	1,528,500
Port of Los Angeles, Series B, RB, 5.000%, 08/01/30	1,285,000	1,543,889
Port of Los Angeles, Series B, RB, 5.000%, 08/01/36	1,985,000	2,329,735
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,644,400
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,579,390
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,881,600
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	6,046,491

		124,554,332

District of Columbia 1.4%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,415,840

Florida 4.8%
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,676,169
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,319,240
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,479,340
Miami-Dade County School Board Foundation, Inc, Series A, COP, 5.000%, 05/01/28(c)	5,000,000	5,810,250
Miami-Dade County School Board Foundation, Inc, Series A, COP, 5.000%, 05/01/31(c)	6,590,000	7,588,846
Orange County School Board, Series C, COP, 5.000%, 08/01/31(c)	5,000,000	5,886,000
Orlando FL Contract Tourist DE, 5.250%, 11/01/34	3,785,000	4,507,595

		32,267,440

See Notes to Schedules of Portfolio Investments.

Georgia 0.3%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/27	1,900,000	2,158,856

Guam 0.2%
Guam Power Authority, Series A, RB, 5.000%, 10/01/28	1,000,000	1,136,230

Illinois 9.3%
Chicago, Series A, GO, 5.000%, 01/01/34	4,750,000	4,931,307
Chicago, Series A, GO, 5.250%, 01/01/30	7,200,000	7,717,104
Chicago, Series A, GO, 5.250%, 01/01/32	6,000,000	6,384,840
Chicago, Series A, GO, 5.250%, 01/01/33	6,000,000	6,357,360
Chicago, Series C, GO, 5.000%, 01/01/26	3,400,000	3,520,734
Chicago, Series C, GO, 5.000%, 01/01/27	8,000,000	8,227,440
Chicago Board of Education, Series A, GO, 5.250%, 12/01/26, AGC-ICC	3,290,000	3,599,096
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	7,710,643
Chicago IL Waterworks Revenue, RB, 5.000%, 11/01/31	1,500,000	1,723,455
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	2,625,000	2,922,570
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	4,975,029
Illinois State, GO, 5.250%, 04/01/27	1,500,000	1,608,510
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,289,380

		61,967,468

Kansas 5.6%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,994,890
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,218,740
Wichita, GO, 5.000%, 06/01/24	4,500,000	5,514,570

		37,728,200

Louisiana 1.5%
East Baton Rouge Sewerage Commission, Series B, RB, 5.000%, 02/01/39	2,000,000	2,323,100
Shreveport, GO, 5.000%, 09/01/29	3,650,000	4,315,614
Shreveport, GO, 5.000%, 09/01/31	3,000,000	3,511,110

		10,149,824

Maryland 2.2%
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,373,205
Maryland State Department of Transportation, Series B, RB, 5.000%, 02/15/19	9,000,000	10,188,000

		14,561,205

Massachusetts 2.5%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,517,685
Commonwealth of Massachusetts, Series F, GO, 5.000%, 11/01/24	3,500,000	4,252,990
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,772,730
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/44, ST INTERCEPT	2,000,000	2,305,840

		16,849,245

Michigan 2.4%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,911,840

New Jersey 2.8%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,936,815
New Jersey Transportation Trust Fund Authority, RB, 5.000%, 06/15/32	3,000,000	3,327,540
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,437,246

		18,701,601

See Notes to Schedules of Portfolio Investments.

New York 14.0%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,058,978
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,542,426
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,648,925
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,557,400
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	3,031,625
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/31	5,500,000	6,599,175
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/32	14,250,000	17,046,277
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/34	2,500,000	2,963,550
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 10/15/31	3,775,000	4,379,868
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 10/15/33	8,340,000	9,592,668
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/27	4,000,000	4,953,760
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/30	1,750,000	2,134,545
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/20	2,000,000	2,128,580
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/21	2,000,000	2,191,060
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,093,520

		93,922,357

North Carolina 0.3%
North Carolina State, Series C, GO, 5.000%, 05/01/18	1,880,000	2,130,792

Ohio 1.3%
Northeast Ohio Regional Sewer District, RB, 4.000%, 11/15/49	5,530,000	5,657,356
Northeast Ohio Regional Sewer District, RB, 5.000%, 11/15/44	2,500,000	2,887,425

		8,544,781

Oregon 0.4%
Clackamas County School District No 12 North Clackamas, GO, 5.000%, 06/15/28, SCH BD GTY	2,500,000	3,016,575

Pennsylvania 3.4%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,386,800
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,314,610
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,913,363
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,926,650

		22,541,423

Texas 11.7%
Cypress-Fairbanks Independent School District, Series C, GO, 5.000%, 02/15/28, PSF-GTD	1,000,000	1,205,480
Dallas, GO, 5.000%, 02/15/30	2,005,000	2,402,491
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,537,375
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	7,013,640
Lewisville Independent School District, Series B, GO, 5.000%, 08/15/24	5,290,000	6,444,648
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,546
Texas State, GO, 5.000%, 04/01/30	3,250,000	3,914,203
Texas State, GO, 5.000%, 04/01/31	7,000,000	8,404,970
Texas State, GO, 5.000%, 04/01/35	5,000,000	5,899,650
Texas State, Series A, GO, 5.000%, 10/01/28	2,000,000	2,448,600
Texas State, Series A, GO, 5.000%, 10/01/35	5,000,000	5,942,050
Texas State, Series A, GO, 5.000%, 10/01/39	4,750,000	5,587,282

See Notes to Schedules of Portfolio Investments.

Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,712,800
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,083,991
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	5,000,000	5,825,700

		78,613,426

Virginia 1.3%
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/19(c)	1,240,000	1,408,690
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/21(c)	2,755,000	3,211,586
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28(c)	1,540,000	1,797,950
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/31(c)	1,890,000	2,174,331

		8,592,557

Washington 4.2%
Energy Northwest, Series C, RB, 5.000%, 07/01/24	4,000,000	4,493,320
Washington State, GO, 5.000%, 07/01/30	4,000,000	4,840,560
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,547,131
Washington State, Series R-2015 C, GO, 5.000%, 07/01/21	6,805,000	8,146,946

		28,027,957

Total Municipal Bonds (Cost $614,303,369)		655,115,332

Money Market Fund 5.3%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	35,046,162	35,046,162

Total Money Market Fund (Cost $35,046,162)		35,046,162

Total Investments (Cost $649,349,531) — 103.1%		690,161,494
Liabilities in Excess of Other Assets — (3.1)%		(20,535,083)

Net Assets — 100.0%		$669,626,411

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

AGC	–	Security guaranteed by Assured Guaranty Corporation
AGC-ICC	–	Assured Guaranty Corporation Insured Custody Certificates
AGM	–	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	–	Income subject to Alternative Minimum Tax
BHAC	–	Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	–	California Mortgage Insurance
COP	–	Certificate of Participation
GO	–	General Obligation
NATL-RE	–	Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	–	Security guaranteed by Permanent School Fund Guarantee Program
RB	–	Revenue Bond
SCH BD GTY	–	School Bond Guaranty Program
ST APPROP	–	State Appropriation
ST INTERCEPT	–	State Interception

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 41.6%
Automobiles 11.6%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2B, 0.437%, 10/10/17(a)	280,000	279,915
BMW Vehicle Owner Trust, Series 2011-A, Cl A4, 1.030%, 02/26/18	101,070	101,159
Mercedes Benz Auto Lease Trust, Series 2014-A, Cl A2B, 0.341%, 06/15/16(a)	309,397	309,122
Santander Drive Auto Receivables Trust, Series 2012-AA, Cl A3, 0.650%, 03/15/17(b)	84,451	84,452

		774,648

Credit Card 24.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.617%, 02/15/19(a)	400,000	398,075
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.521%, 12/16/19(a)	300,000	299,622
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.511%, 03/16/20(a)	200,000	199,944
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.441%, 01/15/19(a)	300,000	299,014
Discover Card Master Trust, Series 2013-A1, Cl A1, 0.461%, 08/17/20(a)	400,000	400,479

		1,597,134

Other 2.6%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Cl A1, 1.833%, 02/15/16	169,899	170,130

Student Loan Asset Backed Security 3.4%
SLM Student Loan Trust, Series 2012-7, Cl A1, 0.330%, 02/27/17(a)	25,292	25,277
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.420%, 09/25/19(a)	200,000	199,592

		224,869

Total Asset-Backed Securities (Cost $2,767,893)		2,766,781

Collateralized Mortgage Obligations 49.1%
Agency Collateralized Mortgage Obligations 49.1%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.361%, 03/15/24(a)	1,184,548	1,188,623
Series 4231, Cl FD, REMIC, 0.511%, 10/15/32(a)	883,713	884,862

		2,073,485

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.470%, 11/25/24(a)	905,370	907,115
Series 2010-90, Cl MF, 0.570%, 04/25/28(a)	288,356	288,892

		1,196,007

Total Collateralized Mortgage Obligations (Cost $3,253,492)		3,269,492

U.S. Government Agency Mortgages 4.3%
Federal National Mortgage Association
Pool #AM6261, 0.376%, 07/01/19(a)	285,000	285,187

Total U.S. Government Agency Mortgages (Cost $284,662)		285,187

See Notes to Schedules of Portfolio Investments.

Money Market Fund 4.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	324,440	324,440

Total Money Market Fund (Cost $324,440)		324,440

Total Investments (Cost $6,630,487) — 99.9%		6,645,900
Other Assets in Excess of Liabilities — 0.1%		5,259

Net Assets — 100.0%		$6,651,159

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.3% of net assets as of December 31, 2014.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 14.9%
Agency Collateralized Mortgage Obligations 12.5%
Federal Home Loan Mortgage Corporation
Series 3800, Cl CB, REMIC, 3.500%, 02/15/26	159,000	168,088
Series 3806, Cl L, 3.500%, 02/15/26	674,000	713,008
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	800,000	844,575

		1,725,671

Commercial Mortgage Backed Securities 2.4%
GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	109,000	108,859

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Cl AS, 5.323%, 08/15/46(a)(b)	200,000	230,289

		339,148

Total Collateralized Mortgage Obligations (Cost $2,055,934)		2,064,819

U.S. Government Agency Mortgages 77.7%
Federal Home Loan Mortgage Corporation
Pool #G14517, 2.500%, 07/01/27	98,116	100,063
Pool #C01785, 5.000%, 02/01/34	237,507	262,924
Pool #G01828, 4.500%, 04/01/35	212,098	231,276
Pool #A47828, 3.500%, 08/01/35	222,641	233,539
Pool #G03092, 5.500%, 07/01/37	186,490	209,761
Pool #A85718, 4.000%, 04/01/39	88,060	94,841
Pool #G08347, 4.500%, 06/01/39	44,626	48,364
Pool #A89148, 4.000%, 10/01/39	85,356	91,096
Pool #G08372, 4.500%, 11/01/39	224,532	243,433
Pool #A93101, 5.000%, 07/01/40	178,502	197,656
Pool #A93617, 4.500%, 08/01/40	98,302	106,657
Pool #A94362, 4.000%, 10/01/40	56,123	60,403
Pool #A95084, 4.000%, 11/01/40	47,745	51,591
Pool #A95085, 4.000%, 11/01/40	152,599	162,915
Pool #A97047, 4.500%, 02/01/41	225,786	245,036
Pool #G06802, 4.500%, 10/01/41	253,561	275,020
Pool #G08499, 3.000%, 07/01/42	73,297	74,197
Pool #Q13634, 3.000%, 11/01/42	191,655	194,238
Pool #849139, 3.175%, 09/01/43(b)	3,296	3,409
Pool #849167, 3.002%, 10/01/43(b)	173,500	178,608
Pool #C09049, 4.500%, 10/01/43	46,004	49,892
Pool #G08611, 4.500%, 10/01/44	564,647	615,071

		3,729,990

Federal National Mortgage Association
Pool #AM7839, 3.210%, 09/01/21	149,000	154,588
Pool #AM4353, 3.740%, 09/01/23	113,070	122,483
Pool #AK6980, 2.500%, 03/01/27	452,985	462,420
Pool #AR1524, 2.000%, 01/01/28	191,150	190,541

See Notes to Schedules of Portfolio Investments.

Pool #AB1763, 4.000%, 11/01/30	112,791	121,494
Pool #MA0919, 3.500%, 12/01/31	305,914	322,750
Pool #730727, 5.000%, 08/01/33	162,985	181,585
Pool #745044, 4.500%, 08/01/35	66,995	73,206
Pool #AL0049, 6.000%, 12/01/35	68,666	78,305
Pool #AI7951, 4.500%, 08/01/36	139,126	151,671
Pool #AK6960, 4.000%, 03/01/37	518,607	556,349
Pool #AK6957, 4.000%, 03/01/37	410,370	442,248
Pool #889529, 6.000%, 03/01/38	139,314	160,084
Pool #AU4728, 4.000%, 09/01/38	164,358	176,200
Pool #AC2817, 4.000%, 10/01/39	13,937	14,892
Pool #AE0215, 4.000%, 12/01/39	39,367	42,064
Pool #AD1649, 4.000%, 03/01/40	21,744	23,242
Pool #AD8033, 4.000%, 08/01/40	147,849	157,993
Pool #AB1343, 4.500%, 08/01/40	160,739	176,265
Pool #AC4624, 3.500%, 10/01/40	247,569	258,691
Pool #AE4113, 4.000%, 10/01/40	46,366	49,731
Pool #190405, 4.000%, 10/01/40	44,723	47,816
Pool #AE0624, 4.000%, 11/01/40	129,203	138,213
Pool #AE4414, 4.000%, 11/01/40	50,382	53,863
Pool #AE5143, 4.000%, 11/01/40	46,191	49,391
Pool #MA0583, 4.000%, 12/01/40	118,328	126,435
Pool #AL0005, 4.500%, 01/01/41	103,463	112,495
Pool #AB2265, 4.000%, 02/01/41	359,672	387,877
Pool #MA0639, 4.000%, 02/01/41	259,168	276,925
Pool #AL0215, 4.500%, 04/01/41	229,561	249,502
Pool #AK0205, 4.500%, 09/01/41	32,839	35,758
Pool #MA1044, 3.000%, 04/01/42	644,077	652,806
Pool #AO2970, 3.000%, 05/01/42	39,214	39,749
Pool #AP4613, 4.000%, 08/01/42	80,183	85,854
Pool #AR9198, 3.000%, 03/01/43	165,465	167,678
Pool #AT0681, 3.000%, 03/01/43	179,086	181,481
Pool #AT0682, 3.000%, 04/01/43	198,920	201,565
Pool #AT2014, 3.000%, 04/01/43	111,847	113,333
Pool #AW4685, 2.805%, 05/01/44(b)	195,063	201,283

		7,038,826

Total U.S. Government Agency Mortgages (Cost $10,507,802)		10,768,816

U.S. Treasury Obligations 3.5%
U.S. Treasury Notes 3.5%
1.500%, 10/31/19	360,000	357,806
2.250%, 11/15/24	125,000	125,840

Total U.S. Treasury Obligations (Cost $483,150)		483,646

Money Market Fund 5.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	804,938	804,938

Total Money Market Fund (Cost $804,938)		804,938

Total Investments (Cost $13,851,824) — 101.9%		14,122,219
Liabilities in Excess of Other Assets — (1.9)%		(269,628)

Net Assets — 100.0%		$13,852,591

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.5% of net assets as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 89.6%
Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	218,676

Guam 3.2%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,146,980

Illinois 0.8%
Chicago, Series A, GO, 5.250%, 01/01/33	260,000	275,486

North Carolina 82.5%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,167,860
Charlotte Storm Water Revenue, RB, 4.000%, 12/01/43	1,000,000	1,057,040
Charlotte Storm Water Revenue, RB, 5.000%, 12/01/15	1,255,000	1,310,571
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,231,492
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,104,240
Iredell County, COP, 5.000%, 06/01/17, AMBAC	1,020,000	1,083,230
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	1,000,000	1,105,980
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,140,460
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,500,000	1,646,130
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,273,290
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	1,500,000	1,722,690
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	2,000,000	2,238,540
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,950,000	2,153,131
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,690,680
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	3,000,000	3,496,260
Raleigh, Series B, GO, 5.000%, 04/01/26	1,000,000	1,191,470
Raleigh Combined Enterprise System Revenue, Series A, RB, 5.000%, 03/01/27	1,250,000	1,504,263
Union County, Series A, GO, 5.000%, 03/01/22	1,190,000	1,440,245
University of North Carolina at Greensboro, RB, 5.000%, 04/01/39	1,500,000	1,727,610

		29,285,182

South Carolina 2.5%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	894,750

Total Municipal Bonds (Cost $29,778,136)		31,821,074

Money Market Fund 9.5%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	3,373,650	3,373,650

Total Money Market Fund (Cost $3,373,650)		3,373,650

Total Investments (Cost $33,151,786) — 99.1%		35,194,724
Other Assets in Excess of Liabilities — 0.9%		326,672

Net Assets — 100.0%		$35,521,396

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2014.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
COP	– Certificate of Participation
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 92.7%
Aerospace/Defense 3.2%
Air Canada, Term Loan B, 5.500%, 09/26/19(a)(b)	37,665,725	37,806,971
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	17,261,071	15,168,167
BE Aerospace, Inc., 2014 Term Loan B, 12/16/21(b)(c)(d)	11,430,000	11,361,420
DAE Aviation Holdings, Inc., New Term Loan B1, 5.000%, 11/02/18(a)(b)	13,931,332	13,870,452
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	12,015,000	11,654,550
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	15,935,477	15,781,062
Standard Aero Ltd, 2018 Term Loan B2, 5.000%, 11/02/18(a)(b)	5,642,327	5,617,670
TASC, Inc., 2014 Term Loan B, 6.500%, 05/30/20(a)(b)	20,327,850	19,789,162
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	8,960,000	9,072,000
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	25,308,845	24,820,637
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(a)(b)	8,989,825	8,817,490
US Airways Group, Inc., New Term Loan B1, 3.500%, 05/23/19(a)(b)	21,789,900	21,287,861
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	6,739,998	6,678,192
WP CPP Holdings LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)	2,870,000	2,712,150
Wyle Services Corp., New Term Loan B, 5.000%, 05/21/21(a)(b)	5,555,052	5,527,277

		209,965,061

Auto Manufacturers 1.3%
Allison Transmission, Inc., New Term Loan B3, 3.750%, 08/23/19(a)(b)	4,422,800	4,365,923
Chrysler Group LLC, 2018 Term Loan B, 3.250%, 12/31/18(a)(b)	22,400,725	22,148,717
Chrysler Group LLC, New Term Loan B, 3.500%, 05/24/17(a)(b)	35,480,534	35,220,816
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	7,049,575	6,926,207
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	10,481,131	10,276,748
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)	6,769,511	6,769,511

		85,707,922

Chemicals 2.3%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(a)(b)	10,826,698	10,520,519
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	14,229,371	13,660,197
Ineos US Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	59,833,971	57,882,785
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	11,423,828	11,181,071
Minerals Technologies Inc., Term Loan B, 4.000%, 05/09/21(a)(b)	11,660,896	11,515,135
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	4,984,612	4,788,368
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	11,013	10,517
Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/19(a)(b)	7,058,700	6,943,996
Styrolution US Holding LLC, USD Term Loan B, 6.500%, 11/07/19(a)(b)	21,065,000	20,380,387
UTEX Industries Inc., 1st Lien Term Loan 2014, 5.000%, 05/22/21(a)(b)(d)	11,269,005	10,311,139
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(a)(b)	3,811,788	3,745,082

		150,939,196

Commercial Services 4.2%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	13,377,967	12,939,036
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.505%, 06/30/17(a)(b)	32,971,371	32,779,148
Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 08/04/19(a)(b)	32,956,739	32,750,759
Harland Clarke Holdings, Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	97,670,419	97,768,089
Infor(US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,610,299	7,363,954
Infor(US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	18,537,952	17,959,939
Merrill Communications LLC, 1st Lien Term Loan, 5.750%, 03/08/18(a)(b)	11,741,890	11,653,826

See Notes to Schedules of Portfolio Investments.

Tribune Co., 2013 Term Loan B, 4.000%, 12/27/20(a)(b)	53,594,558	52,690,418
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	5,612,879	5,542,718

		271,447,887

Consumer Discretionary 0.4%
Revlon Consumer Products Corp., Acquisition Term Loan, 4.000%, 10/08/19(a)(b)	20,033,785	19,641,523
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	5,937,406	5,915,141

		25,556,664

Consumer Non-Durables 0.2%
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	6,623,400	6,383,302
Libbey Glass Inc., Term Loan B, 3.750%, 04/09/21(a)(b)	6,164,025	6,060,038

		12,443,340

Diversified Financial Services 2.7%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	10,580,050	9,887,903
Affinion Group, Inc., 2nd Lien Term Loan, 8.500%, 10/12/18(a)(b)	4,480,000	3,981,600
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	8,593,200	8,475,044
Clipper Acquisitions Corp., New Term Loan B, 3.000%, 02/06/20(a)(b)	3,020,508	2,895,913
First Data Corp., New 2018 Extended Term Loan, 3.667%, 03/23/18(a)(b)	74,482,214	72,946,390
First Data Corp., New 2018 Term Loan, 3.667%, 09/24/18(a)(b)	38,273,139	37,373,720
First Data Corp., Extended 2021 Term Loan, 4.167%, 03/24/21(a)(b)	15,485,325	15,241,121
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	7,073,550	6,923,166
Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/19(a)(b)	3,620,420	3,511,807
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	4,751,053	4,705,538
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	5,540,571	5,028,068
USIC Holdings, Inc., 1st Lien Term Loan, 4.000%, 07/10/20(a)(b)	2,992,405	2,979,966

		173,950,236

Diversified Media 1.3%
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	5,311,594	5,152,246
AP NMT Acquisition BV, USD 1st Lien Term Loan, 08/13/21(b)(c)(d)	5,690,738	5,576,923
Block Communications, Inc., Term Loan B, 5.750%, 10/21/21(a)(b)	3,940,125	3,913,056
Quad/Graphics, Inc., 2014 Term Loan, 4.250%, 04/28/21(a)(b)	6,093,041	6,047,343
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	8,855,000	8,434,387
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.250%, 05/06/21(a)(b)	57,784,625	55,726,337

		84,850,292

Electric 1.0%
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	34,956,343	34,454,021
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	11,609,072	11,413,923
Panda Temple II Power LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	4,685,000	4,567,875
Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.648%, 10/10/17(a)(b)(d)(e)	23,500,000	15,167,370

		65,603,189

Electronics 1.4%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	8,653,988	8,550,140
Dell, Inc., USD Term Loan B, 4.500%, 04/29/20(a)(b)	56,949,394	56,778,546
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	10,933,500	10,915,241
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	7,800,788	7,620,433
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(a)(b)	6,002,113	5,987,108
Spansion LLC, 2013 Term Loan, 3.750%, 12/19/19(a)(b)	2,362,718	2,326,285

		92,177,753

Energy 3.4%
ADS Waste Holdings, Inc., New Term Loan, 3.750%, 10/09/19(a)(b)	23,879,945	23,141,100
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	12,791,750	11,384,657

See Notes to Schedules of Portfolio Investments.

BlackBrush Oil & Gas, L.P., 2nd Lien Term Loan, 7.500%, 06/19/21(a)(b)(f)	9,005,000	7,294,050
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(a)(b)	14,210,000	12,694,219
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(a)(b)	15,936,000	12,509,760
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	16,103,753	15,942,716
Granite Acquisition Inc., Term Loan B, 10/15/21(b)(c)(d)	4,190,613	4,204,568
Granite Acquisition Inc., Term Loan C, 10/15/21(b)(c)(d)	184,387	185,001
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	30,146,395	24,117,116
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	5,343,150	3,733,526
Magnum Hunter Resources, Inc., 2nd Lien Term Loan, 8.500%, 10/17/19(a)(b)	2,618,438	2,552,977
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(a)(b)(f)	1,995,826	1,596,661
Pacific Drilling SA, Term Loan B, 4.500%, 06/03/18(a)(b)	14,437,848	11,863,146
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,906,064	13,962,063
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(a)(b)	4,449,403	4,137,944
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	33,861,213	26,191,648
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	4,427,750	3,918,559
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	56,810,000	40,675,960

		220,105,671

Entertainment 0.8%
Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/20(a)(b)	5,482,075	5,468,370
ClubCorp Club Operations, Inc., New Term Loan, 4.500%, 07/24/20(a)(b)	7,085,000	6,965,476
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	9,910,200	9,823,486
Great Wolf Resorts, Inc., Term Loan B, 5.750%, 08/06/20(a)(b)	11,534,288	11,411,793
Hubbard Radio LLC, Term Loan B, 4.500%, 04/29/19(a)(b)	5,697,778	5,623,023
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	12,632,314	12,474,410

		51,766,558

Financial 0.8%
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(a)(b)	12,952,875	12,003,041
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)(d)	25,011,524	24,261,178
Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	7,155,000	6,707,812
Victory Capital Management Inc., Term Loan B, 7.000%, 10/01/21(a)(b)	6,097,813	6,006,345

		48,978,376

Food 2.1%
Albertson’s Holdings LLC, Term Loan B3, 4.000%, 08/25/19(a)(b)	7,565,000	7,513,634
Albertson’s Holdings LLC, Term Loan B4-1, 4.500%, 08/25/21(a)(b)	2,635,000	2,632,260
Dunkin’ Brands, Inc., Term Loan B4, 3.250%, 02/07/21(a)(b)	15,611,690	15,153,175
H.J. Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	30,432,726	30,098,879
H.J. Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	27,190,793	26,991,756
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	11,040,250	10,778,044
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	16,225,959	16,096,151
New Albertson’s, Inc., Term Loan, 4.750%, 06/27/21(a)(b)	12,438,825	12,197,885
Post Holdings Inc., Series A Incremental Term Loan, 3.750%, 06/02/21(a)(b)	7,188,875	7,141,716
Stater Bros. Markets, Term Loan B, 4.750%, 05/12/21(a)(b)	7,087,238	6,989,788
Weight Watchers International, Inc., Term Loan B2, 4.000%, 04/02/20(a)(b)	1,820,368	1,397,132

		136,990,420

Forest Products & Paper 0.2%
Anchor Glass Container Corp., New 1st Lien Term Loan, 4.250%-5.500%, 06/30/21(a)(b)	8,130,000	8,035,123
CD&R Millennium Holdco 6 S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 07/31/22(a)(b)	3,610,000	3,508,487

		11,543,610

Health Care 4.6%
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.920%, 06/28/18(a)(b)	9,240,212	9,217,112
Amsurg Corp., 1st Lien Term Loan B, 3.750%, 07/16/21(a)	2,673,283	2,646,550
Auris Luxembourg II S.A., USD Term Loan B, 12/31/21(b)(c)(d)	3,525,000	3,506,635
Capella Healthcare, Inc., Term Loan B, 12/10/21(b)(c)(d)	6,160,000	6,098,400

See Notes to Schedules of Portfolio Investments.

Community Health Care Systems, Inc., New Term Loan A, 2.669%-2.736%, 01/22/19(a)(b)	9,500,000	9,381,250
Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21(a)(b)	33,867,186	33,747,296
Envision Acquisition Company LLC, Term Loan, 5.750%, 11/04/20(a)(b)	6,660,688	6,627,384
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.169%, 02/27/21(a)(b)	41,584,715	40,960,945
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(a)(b)	7,935,000	7,920,162
Hologic, Inc., New Term Loan B, 3.250%, 08/01/19(a)(b)	6,547,516	6,477,523
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	6,034,718	5,883,850
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	11,200,000	11,139,296
JLL/Delta Dutch Newco B.V., USD Term Loan, 4.250%, 03/11/21(a)(b)	20,059,200	19,432,350
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	12,358,937	12,281,693
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	13,688,127	13,448,584
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(a)(b)	19,440,280	18,865,237
PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 01/28/21(a)(b)	6,416,479	6,202,618
PharMedium Healthcare Corp., 2nd Lien Term Loan, 7.750%, 01/28/22(a)(b)	2,000,000	1,975,000
RPI Finance Trust, Term Loan B4, 11/09/20(b)(c)(d)	6,355,000	6,336,443
Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 01/02/20(a)(b)(d)	23,681,233	23,333,356
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B, 3.500%, 08/05/20(a)(b)	26,266,878	25,983,721
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.500%, 12/11/19(a)(b)	17,594,036	17,425,485
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.500%, 02/13/19(a)(b)	11,098,897	10,985,133

		299,876,023

Healthcare—Services 0.8%
MPH Acquisition Holdings LLC, Term Loan, 3.750%, 03/31/21(a)(b)	18,829,144	18,273,684
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan, 6.000%, 04/19/19(a)(b)	17,606,525	17,430,460
SBA Senior Finance II LLC, Term Loan B1, 3.250%, 03/24/21(a)(b)	16,293,113	15,923,096

		51,627,240

Housing 0.1%
DTZ U.S. Borrower, LLC, Delayed Draw Term Loan, 11/04/21(b)(c)(d)	1,874,133	1,864,763
DTZ U.S. Borrower, LLC, 1st Lien Term Loan, 11/04/21(b)(c)(d)	3,145,867	3,130,137

		4,994,900

Information Technology 3.5%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	7,417,615	7,244,562
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	10,566,900	10,531,712
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	53,575,775	53,330,398
AVSC Holdings Corp., 1st Lien Term Loan, 4.500%, 01/24/21(a)(b)	6,436,363	6,377,341
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	23,132,521	22,389,505
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	15,875,402	14,486,304
FIDJI Luxembourg(BC4) S.A.R.L., Initial Term Loan, 6.250%, 12/24/20(a)(b)	6,463,188	6,422,793
Internap Corp., Term Loan, 6.000%, 11/26/19(a)(b)	8,845,650	8,779,308
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	3,236,888	3,168,104
IQOR US Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	29,235,775	26,896,913
Presidio, Inc., 2017 Term Loan, 5.000%, 03/31/17(a)(b)	7,769,917	7,745,674
RedTop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	8,867,988	8,801,478
RedTop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	5,319,800	5,279,901
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	6,825,000	6,714,094
Spin Holdco, Inc., New Term Loan B, 4.250%-5.500%, 11/14/19(a)(b)	8,397,675	8,245,509
STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 02/28/19(a)(b)	14,226,799	13,995,613
Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/21(a)(b)	19,930,000	20,009,720

		230,418,929

Insurance 2.5%
Asurion LLC, Term Loan B3, 3.750%, 03/03/17(a)(b)	4,170,000	4,115,290
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(a)(b)	38,671,100	37,317,611
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	44,964,616	44,314,428
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	34,726,489	34,408,047

See Notes to Schedules of Portfolio Investments.

Hub International Ltd., Term Loan B, 4.250%, 10/02/20(a)(b)	10,451,586	10,098,845
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	20,033,104	19,682,525
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	12,422,688	12,189,763

		162,126,509

Leisure Time 1.1%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	12,538,575	12,403,785
Aristocrat Leisure Ltd., Term Loan B, 4.750%, 10/20/21(a)(b)	1,615,000	1,582,700
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,815,825	9,656,318
Global Cash Access, LLC, New Term Loan B, 11/21/21(b)(c)(d)	8,875,000	8,667,946
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(a)(b)	16,471,817	16,238,411
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	8,290,000	8,196,738
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	8,959,500	8,593,146
NCL Corp. Ltd., Term Loan B, 4.000%, 10/30/21(a)(b)	3,825,000	3,823,394

		69,162,438

Lodging 5.9%
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	6,338,321	6,206,611
Caesars Entertainment Operating Co., Term Loan B7, 9.750%, 01/28/18(a)(b)	18,571,675	16,033,484
Caesars Entertainment Operating Co., Term Loan B4, 10.500%, 10/31/16(a)(b)	4,726,001	4,159,968
Caesars Entertainment Operating Company, Extended Term Loan B6, 6.985%, 03/01/17(a)(b)	97,470,967	84,999,557
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(a)(b)	46,530,224	43,292,651
Golden Nugget, Inc., New Delayed Draw Term Loan, 5.500%, 11/21/19(a)(b)	2,687,850	2,649,226
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	6,271,650	6,181,526
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)(d)	131,241,178	129,545,542
Marina District Finance Co., Inc., Term Loan B, 6.750%, 08/15/18(a)(b)	178,412	176,813
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/06/19(a)(b)	6,137,313	6,014,566
Scientific Games International, Inc., New Term Loan B, 6.000%, 10/18/20(a)(b)	64,805,139	63,784,458
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	5,187,875	5,187,875
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	14,032,991	13,682,166

		381,914,443

Machinery-Diversified 1.2%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%, 12/10/18(a)(b)	17,506,095	17,287,269
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(b)	2,454,545	2,442,273
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	21,032,289	20,204,248
Generac Power Systems, Inc., Term Loan B, 3.250%, 05/31/20(a)(b)	7,536,534	7,291,596
Key Safety Systems, Inc., New 1st Lien Term Loan, 4.750%, 08/29/21(a)(b)	4,438,875	4,396,706
NewPage Corp., Term Loan, 9.500%, 02/11/21(a)(b)	13,785,000	13,072,729
Southwire LLC, Term Loan B, 3.250%, 02/10/21(a)(b)	5,989,738	5,755,119
West Corporation, Term Loan B10, 3.250%, 06/30/18(a)(b)	10,248,266	10,038,177

		80,488,117

Manufacturing 0.5%
Doosan Infracore International, Inc., Term Loan B, 4.500%, 05/28/21(a)(b)	8,662,056	8,597,090
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	11,735,037	11,588,349
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)	3,577,025	3,530,810
Signode Industrial Group US Inc., USD Term Loan B, 3.750%, 05/01/21(a)(b)	10,686,710	10,212,540

		33,928,789

Media 7.5%
Aufinco Pty Limited, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	5,254,975	5,103,895
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/03/21(a)(b)	8,914,250	8,726,694
Clear Channel Communications, Inc., Term Loan B, 3.819%, 01/29/16(a)(b)	45,601,142	45,076,728
Clear Channel Communications, Inc., Term Loan C, 3.819%, 01/29/16(a)(b)	5,631,094	5,537,223
Clear Channel Communications, Inc., Term Loan D, 6.919%, 01/30/19(a)(b)	75,999,393	71,493,389
Clear Channel Communications, Inc., USD Extended Term Loan E, 7.669%, 07/30/19(a)(b)	83,337,285	79,274,592
Creative Artists Agency, LLC, Term Loan B, 12/17/21(b)(c)(d)	2,625,000	2,625,000
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	7,192,078	7,030,256

See Notes to Schedules of Portfolio Investments.

EMI Music Publishing Ltd., Term Loan B, 3.750%, 06/29/18(a)(b)	6,969,258	6,837,818
McGraw-Hill Global Education Holdings LLC, New 1st Lien Term Loan, 5.750%, 03/22/19(a)(b)	6,560,952	6,526,114
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,590,351	11,474,447
Rentpath, Inc., 1st Lien Term Loan, 12/17/21(b)(c)(d)	3,070,000	3,008,600
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	15,188,013	14,713,388
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	32,863,035	32,090,754
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(a)(b)	35,490,994	34,639,210
Village Roadshow Films(BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	25,130,528	25,004,876
Ziggo Financing Partnership, USD Term Loan B3, 3.500%, 01/15/22(a)(b)	51,140,974	49,647,658
Ziggo Financing Partnership, USD Term Loan B2, 3.500%, 01/15/22(a)(b)	31,095,489	30,187,501
Ziggo Financing Partnership, USD Term Loan B1, 3.500%, 01/15/22(a)(b)	48,253,536	46,844,533

		485,842,676

Metals 0.1%
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(a)(b)	8,830,926	7,550,442

Metals/Minerals 0.7%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	8,815,700	8,628,366
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(a)(b)	2,000,000	1,950,000
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/19(a)(b)	13,527,775	12,996,269
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	20,642,240	18,578,016

		42,152,651

Mining 1.5%
FMG Resources(August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)(d)	110,975,905	100,544,170

Miscellaneous Manufacturer 0.3%
Boomerang Tube LLC, Term Loan, 11.000%, 10/11/17(a)(b)(f)	20,970,146	18,034,326

Oil & Gas 4.7%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	18,020,618	18,088,195
Atlas Energy, L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	18,298,375	17,749,424
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(a)(b)	24,560,675	22,595,821
Citgo Petroleum Corp., New Term Loan B, 4.500%, 07/29/21(a)(b)	8,139,600	8,071,797
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	44,767,125	34,890,602
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	25,440,000	25,185,600
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	62,865,000	60,440,297
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	15,148,964	14,353,643
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	6,922,500	6,641,308
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	7,845,183	7,469,242
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(b)	762,785	757,065
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	7,877,778	7,759,612
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)	18,516,199	14,986,641
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(a)(b)	6,951,175	5,178,625
Petroleum Geo-Services ASA, New Term Loan B, 2.755%, 03/19/21(a)(b)	19,775,563	16,512,595
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	367,670	290,459
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	7,087,020	5,598,746
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(a)(b)	985,856	778,826
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	22,524,129	20,271,716
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	20,344,500	19,734,165

		307,354,379

Packaging & Containers 2.0%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(a)(b)	7,299,838	7,144,716
Berry Plastics Holding Corp., Term Loan E, 3.750%, 01/06/21(a)(b)	4,610,047	4,478,338
Berry Plastics Holding Corporation, Term Loan D, 3.500%, 02/08/20(a)(b)	90,347,564	87,249,546
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	9,565,606	9,462,010
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.000%, 12/01/18(a)(b)(d)	22,495,830	22,049,063

		130,383,673

See Notes to Schedules of Portfolio Investments.

Real Estate 1.2%
Alliant Holdings I, Inc., New Term Loan B, 4.250%, 12/20/19(a)(b)	10,541,627	10,357,149
Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 08/28/20(a)(b)	14,372,116	14,096,603
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	5,900,238	5,800,701
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	15,301,313	14,957,033
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/20(a)(b)	6,565,000	6,515,763
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	4,052,284	4,173,852
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	10,715,492	10,549,401
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(a)(b)	12,635,914	12,351,606

		78,802,108

Retail 7.6%
Albertson’s LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)	28,522,270	28,308,353
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	15,941,561	15,901,707
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	48,824,730	47,726,173
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)(d)	17,805,000	17,715,975
HMK Intermediate Holdings LLC, Term Loan, 5.000%, 03/30/19(a)(b)	8,858,673	8,592,912
Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/20(a)(b)	5,800,196	5,789,350
J Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(a)(b)	22,576,246	21,221,671
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	55,924,879	54,759,964
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	14,791,685	14,310,955
Lands’ End, Inc., Term Loan B, 4.250%, 04/04/21(a)(b)	22,381,823	22,130,027
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	12,534,125	12,262,511
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/20(a)(b)	74,017,658	72,244,195
Party City Holdings, Inc., Term Loan, 4.000%-5.250%, 07/27/19(a)(b)	14,006,420	13,670,266
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	8,529,721	8,419,517
Rite Aid Corp., Term Loan 7, 3.500%, 02/21/20(a)(b)	10,054,814	9,991,972
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	13,350,000	13,327,705
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	15,855,000	15,881,478
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	35,817,376	34,384,681
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	10,060,799	9,865,217
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	31,496,850	29,990,986
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	952,583	714,437
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/06/19(a)(b)	3,404,464	3,353,397
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/09/19(a)(b)	2,745,536	2,704,353
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	31,338,570	28,762,853

		492,030,655

Semiconductors 1.6%
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(a)(b)	58,502,707	57,003,868
Microsemi Corp., Term Loan B1, 3.250%, 02/19/20(a)(b)	9,763,958	9,562,625
Semiconductor Components Industries, LLC, Term Loan A, 1.985%, 01/02/18(a)(b)	38,421,497	36,692,530

		103,259,023

Service 0.0%(g)
4L Holdings LLC, 1st Lien Term Loan, 5.500%-6.750%, 05/08/20(a)(b)	2,937,638	2,856,852

Software 0.1%
Sophia, L.P., 2014 Term Loan B, 4.000%, 07/19/18(a)(b)	9,455,096	9,325,089

Telecommunication Services 13.4%
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)	74,301,522	73,048,056
Arris Group, Inc., Term Loan B, 3.250%, 04/17/20(a)(b)	9,910,008	9,744,808
Avaya, Inc., Extended Term Loan B3, 4.670%, 10/26/17(a)(b)	34,926,443	33,442,069
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	14,501,071	14,259,338
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	23,877,223	23,472,743
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	41,130,623	40,282,509
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	21,434,103	21,166,177
Crown Castle Operating Co., Term Loan B2, 3.000%, 01/31/21(a)(b)	32,281,238	31,716,317
CSC Holdings, Inc., New Term Loan B, 2.669%, 04/17/20(a)(b)	34,008,487	33,206,907
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	30,676,030	29,704,520

See Notes to Schedules of Portfolio Investments.

DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(a)(b)	4,524,815	4,366,446
Evertec Group, LLC, New Term Loan A, 2.661%, 04/17/18(a)(b)	17,612,000	16,907,520
Evertec Group, LLC, New Term Loan B, 3.500%, 04/17/20(a)(b)	8,999,185	8,804,172
Frontier Communications Corp., Unsecured Term Loan, 3.045%, 10/14/16(a)(b)	4,145,032	4,062,132
Integra Telecom, Inc., Term Loan B, 5.250%, 02/22/19(a)(b)	12,936,845	12,556,890
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	49,578,549	48,772,897
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	7,147,893	7,094,284
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	17,005,000	16,866,919
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(b)	99,535,000	98,664,069
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)(d)	11,510,000	11,193,475
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)(d)	5,945,000	5,945,000
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	12,403,498	11,984,880
MCC Iowa LLC, Term Loan J, 3.750%, 06/30/21(a)(b)	1,781,050	1,738,002
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	25,727,800	25,127,570
Media General, Inc., Term Loan B, 4.250%, 07/31/20(a)(b)(d)	16,136,741	15,940,035
NTELOS Inc., New Term Loan B, 5.750%, 11/09/19(a)(b)	21,435,973	18,649,296
Nuance Communications, Inc., Term Loan C, 2.919%, 08/07/19(a)(b)	6,121,775	5,928,939
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)(d)	32,521,625	31,180,108
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	7,609,649	7,405,178
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	22,202,042	21,535,981
Telx Group, Inc. (The), 1st Lien Term Loan, 4.500%, 04/09/20(a)(b)	14,094,175	13,671,350
Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 04/09/21(a)(b)	2,000,000	1,943,340
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	25,166,632	24,506,008
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/07/20(a)(b)	61,685,000	60,488,928
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	30,410,063	29,193,660
Zayo Group LLC, PIK, Term Loan B, 4.000%, 07/02/19(a)(b)	60,733,778	59,998,899

		874,569,422

Telecommunications 2.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	6,792,714	6,474,339
Level 3 Financing Inc., Incremental Term Loan B5, 4.500%, 01/31/22(a)(b)	2,635,000	2,634,183
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	22,787,975	22,261,117
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	33,304,154	33,090,008
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	38,495,846	38,248,318
Sable International Finance Ltd., Secured Term Loan, 11/06/16(b)(c)(d)	17,580,000	17,492,100
Sable International Finance Ltd., Unsecured Term Loan, 11/06/16(b)(c)(d)	17,575,000	17,487,125

		137,687,190

Transportation 2.0%
American Airlines, Inc., Exit Term Loan, 3.750%, 06/27/19(a)(b)	57,457,232	56,763,149
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	13,013,212	12,948,146
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	7,129,500	6,975,004
MPG Holdco I Inc., Term Loan B, 4.250%, 10/20/21(a)(b)	11,399,926	11,335,858
Navios Partners Finance(US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	13,600,838	13,328,821
Travelport Finance(Luxembourg) S.A.R.L., 2014 Term Loan B, 6.000%, 09/02/21(a)(b)	8,900,000	8,869,384
U.S. Shipping Corp., Term Loan, 5.500%, 04/30/18(a)(b)	4,974,585	4,875,093
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	13,213,600	12,982,362

		128,077,817

Utilities 1.9%
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	22,635,300	21,729,888
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	12,585,004	12,113,066
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(a)(b)	10,876,487	10,706,596
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	15,809,233	15,493,049
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	1,111,304	1,089,078
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(a)(b)	8,625,196	8,625,196
Lonestar Generation LLC, Term Loan B, 5.250%, 02/20/21(a)(b)	11,497,698	11,282,116
Panda Power Funds, Delayed Draw Term Loan B2, 11/10/21(b)(c)(d)	1,000,000	1,003,130
Panda Power Funds, Term Loan B1, 11/10/21(b)(c)(d)	4,475,000	4,441,438

See Notes to Schedules of Portfolio Investments.

Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/05/20(a)(b)	5,524,588	5,427,907
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	14,544,841	14,132,785
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(a)(b)	776,634	754,633
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,890,000	7,613,850
Terra-Gen Finance Company, LLC, Term Loan B, 12/09/21(b)(c)(d)	7,075,000	6,968,875

		121,381,607

Wireless Communication 0.5%
Aircell Business Aviation Services, LLC, Term Loan B2, 7.500%, 03/21/18(a)(b)	5,487,251	5,267,761
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	18,394,131	18,762,013
Lightsquared LP, Term Loan B, 03/01/15(a)(e)(h)	7,236,851	10,493,434

		34,523,208

Total Bank Loans (Cost $6,207,547,539)		6,030,938,851

Corporate Bonds 3.7%
Aerospace/Defense 0.0%(g)
KLX, Inc., 5.875%, 12/01/22(b)	1,055,000	1,065,550

Auto Manufacturers 0.0%(a)(g)
General Motors Co. Escrow, 7.200% (e)(f)(i)(j)	10,000,000	—
General Motors Co. Escrow, 8.375% (e)(f)(i)(j)	10,000,000	—

		—

Commercial Services 0.1%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	3,330,000	3,167,663
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,928,612

		7,096,275

Electric 0.6%
GenOn Energy, Inc., 9.875%, 10/15/20	5,000,000	4,925,000
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(b)	33,392,920	33,726,850

		38,651,850

Food 0.2%
H.J. Heinz Co., 4.250%, 10/15/20	13,100,000	13,231,000

Media 0.9%
DISH DBS Corp., 5.000%, 03/15/23	30,235,000	29,252,362
DISH DBS Corp., 5.125%, 05/01/20	3,590,000	3,616,925
iHeartCommunications, Inc., 9.000%, 12/15/19	10,353,000	10,197,705
Numericable-SFR, 6.000%, 05/15/22(b)	6,000,000	6,033,000
Numericable-SFR, 6.250%, 05/15/24(b)	6,000,000	6,045,000

		55,144,992

Oil & Gas 0.2%
Halcon Resources Corp., 8.875%, 05/15/21	5,435,000	4,089,838
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	10,000,000	8,700,000
MEG Energy Corp., 7.000%, 03/31/24(b)	2,275,000	2,058,875

		14,848,713

Telecommunication Services 1.7%
Altice Financing SA, 6.500%, 01/15/22(b)	1,675,000	1,637,313
Altice SA, 7.750%, 05/15/22(b)	10,000,000	10,018,750
B Communications Ltd., 7.375%, 02/15/21(b)	6,800,000	7,191,000
Level 3 Financing, Inc., 6.125%, 01/15/21	3,750,000	3,881,250
NII International Telecom SCA, 7.875%, 08/15/19(b)(e)	2,285,000	1,633,775
NII International Telecom SCA., 11.375%, 08/15/19(b)(e)	2,560,000	1,843,200
Softbank Corp., 4.500%, 04/15/20(b)	8,400,000	8,274,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,760,000
Sprint Capital Corp., 8.750%, 03/15/32(k)	1,700,000	1,644,750
Sprint Corp., 7.875%, 09/15/23	9,000,000	8,884,800

See Notes to Schedules of Portfolio Investments.

T-Mobile USA, Inc., 6.125%, 01/15/22	4,000,000	4,060,000
T-Mobile USA, Inc., 6.250%, 04/01/21	3,945,000	4,037,707
T-Mobile USA, Inc., 6.542%, 04/28/20	3,125,000	3,226,562
T-Mobile USA, Inc., 6.633%, 04/28/21	5,355,000	5,495,569
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(b)	12,958,000	12,958,000
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	28,500,000	26,898,300
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(k)	6,000,000	5,790,000

		109,234,976

Total Corporate Bonds (Cost $241,754,206)		239,273,356

Municipal Bonds 0.4%
Puerto Rico 0.4%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	21,640,000	18,826,800
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	5,125,000	4,044,035
Puerto Rico Sales Tax Financing Corp., Series C, RB, 5.250%, 08/01/41	5,285,000	3,693,686

Total Municipal Bonds (Cost $28,637,023)		26,564,521

Preferred Stock 0.0%(g)
Diversified Financial Services 0.0%(g)
GMAC Capital Trust I, Series 2, 8.125%(a)	94,025	2,480,379

Total Preferred Stock (Cost $2,350,625)		2,480,379

Common Stock 0.0%(g)
Energy-Alternate Sources 0.0%(g)
Aventine Renewable Energy Holdings, Inc.*(f)	69,037	793,926

Total Common Stock (Cost $8,201,222)		793,926

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(l)	106,556,603	106,556,603

Total Money Market Fund (Cost $106,556,603)		106,556,603

Total Investments (Cost $6,595,047,218) — 98.4%		6,406,607,636
Other Assets in Excess of Liabilities — 1.6%		101,544,604

Net Assets — 100.0%		$6,508,152,240

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 94.5% of net assets as of December 31, 2014.
(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Security is in default.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Less than 0.05% of Net Assets.
(h)	Bankrupt issuer.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0% of net assets as of December 31, 2014.
(j)	Perpetual maturity.
(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(l)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

ADS	– American Depositary Shares
GO	– General Obligation
PIK	– Payment in-kind
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 6.0%
Chemicals 0.7%
Ineos US Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	4,824,065	4,666,752

Energy 0.5%
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	4,610,000	3,300,760

Health Care 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	2,120,000	2,108,509

Insurance 0.7%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	4,648,494	4,581,277

Lodging 0.4%
Caesars Entertainment Operating Company, Extended Term Loan B6, 6.985%, 03/01/17(a)(b)	3,265,931	2,848,055

Retail 2.6%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,269,663	4,180,726
Lands’ End, Inc., Term Loan B, 4.250%, 04/04/21(a)(b)	2,789,460	2,758,079
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	4,332,987	4,159,667
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	7,461,565	6,848,299

		17,946,771

Telecommunication Services 0.8%
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/07/20(a)(b)	5,305,000	5,202,136

Total Bank Loans (Cost $43,083,632)		40,654,260

Corporate Bonds 87.5%
Aerospace/Defense 1.4%
Ducommun, Inc., 9.750%, 07/15/18	2,280,000	2,439,600
KLX, Inc., 5.875%, 12/01/22(b)	4,720,000	4,767,200
Triumph Group, Inc., 5.250%, 06/01/22	2,570,000	2,563,575

		9,770,375

Airlines 1.6%
Air Canada, 6.750%, 10/01/19(b)	3,325,000	3,458,000
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 01/15/22(b)	3,851,668	3,928,701
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 10/11/23	3,420,000	3,385,800

		10,772,501

Banks 4.1%
Ally Financial, Inc., 5.125%, 09/30/24	3,415,000	3,466,225
Ally Financial, Inc., 7.500%, 09/15/20	4,556,000	5,341,910
Ally Financial, Inc., 8.000%, 03/15/20	5,673,000	6,694,140
CIT Group, Inc., 5.375%, 05/15/20	4,942,000	5,223,200
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,190,400
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	2,685,000	2,819,250

		27,735,125

See Notes to Schedules of Portfolio Investments.

Building Materials 2.2%
Cemex Finance LLC, 9.375%, 10/12/22(b)	7,230,000	8,061,450
Cemex SAB de CV, 5.700%, 01/11/25(b)	3,930,000	3,812,100
Cemex SAB de CV, 7.250%, 01/15/21(b)	1,155,000	1,209,863
USG Corp., 5.875%, 11/01/21(b)	2,075,000	2,095,750

		15,179,163

Chemicals 0.4%
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	2,480,000	2,498,600

Coal 1.4%
CONSOL Energy, Inc., 5.875%, 04/15/22(b)	4,145,000	3,854,850
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	2,565,000	2,488,050
Peabody Energy Corp., 6.250%, 11/15/21(c)	4,070,000	3,479,850

		9,822,750

Commercial Services 6.0%
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	2,910,000	2,873,625
Cenveo Corp., 6.000%, 08/01/19(b)	4,905,000	4,439,025
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	5,065,125
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	7,903,755
Hertz Corp. (The), 5.875%, 10/15/20	3,170,000	3,193,775
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,675,000	3,923,063
Quad/Graphics, Inc., 7.000%, 05/01/22(b)	4,430,000	4,186,350
TMS International Corp., 7.625%, 10/15/21(b)	8,591,000	8,956,117

		40,540,835

Computers 0.4%
j2 Global, Inc., 8.000%, 08/01/20	2,360,000	2,539,950

Diversified Financial Services 7.8%
CNG Holdings, Inc., 9.375%, 05/15/20(b)	3,995,000	2,636,700
Community Choice Financial, Inc., 10.750%, 05/01/19	2,925,000	1,901,250
DFC Finance Corp., 10.500%, 06/15/20(b)	4,425,000	3,750,187
Enova International, Inc., 9.750%, 06/01/21(b)	4,490,000	4,422,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,065,000	2,059,838
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	3,000,000	3,090,600
ILFC E-Capital Trust I, 4.370%, 12/21/65(a)(b)	6,750,000	6,277,500
International Lease Finance Corp., 8.250%, 12/15/20	2,500,000	3,012,500
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)(c)	2,120,000	1,971,600
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,115,000	3,744,650
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	4,125,000	3,764,062
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	2,005,800
Navient Corp., 5.000%, 10/26/20	2,500,000	2,453,125
Navient Corp., 6.125%, 03/25/24, MTN	5,890,000	5,786,925
SquareTwo Financial Corp., 11.625%, 04/01/17(c)	3,570,000	3,534,300
Walter Investment Management Corp., 7.875%, 12/15/21(c)	2,670,000	2,382,975

		52,794,662

Electric 3.9%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.750%, 11/01/19(b)	1,700,000	1,729,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/22(b)	2,315,000	2,355,512
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/24(b)	2,500,000	2,550,000
Dynegy, Inc., 5.875%, 06/01/23(c)	7,055,000	6,702,250
GenOn Energy, Inc., 9.875%, 10/15/20	6,789,000	6,687,165
NRG Energy, Inc., 6.250%, 05/01/24(b)	3,960,000	4,029,300
NRG Energy, Inc., 7.875%, 05/15/21	2,155,000	2,322,013

		26,375,990

Electrical Components & Equipment 0.4%
Zebra Technologies Corp., 7.250%, 10/15/22(b)	2,615,000	2,745,750

Energy-Alternate Sources 0.7%
First Wind Capital LLC, 10.250%, 06/01/18(b)	4,775,000	5,061,500

See Notes to Schedules of Portfolio Investments.

Engineering & Construction 0.4%
Aguila 3 SA, 7.875%, 01/31/18(b)	2,625,000	2,539,688

Entertainment 1.1%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	3,607,000	3,462,720
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	3,730,000	3,720,675

		7,183,395

Environmental Control 0.4%
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(c)	4,750,000	2,850,000

Exploration & Production 0.3%
Jones Energy Holdings/Jones Energy Finance Corp., 6.750%, 04/01/22(b)	2,675,000	2,033,000

Food 2.2%
Post Holdings, Inc., 6.000%, 12/15/22(b)(c)	1,580,000	1,481,250
Post Holdings, Inc., 6.750%, 12/01/21(b)	4,140,000	4,015,800
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,230,000
SUPERVALU, Inc., 7.750%, 11/15/22	2,985,000	2,925,300

		14,652,350

Forest Products & Paper 0.9%
Resolute Forest Products, Inc., 5.875%, 05/15/23	6,207,000	5,896,650

Gas 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19(b)	2,029,000	1,947,840

Healthcare—Products 1.3%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	4,450,000	4,839,375
Physio-Control International, Inc., 9.875%, 01/15/19(b)	1,887,000	2,000,220
Teleflex, Inc., 5.250%, 06/15/24(b)	2,123,000	2,123,000

		8,962,595

Healthcare—Services 1.3%
HCA Holdings, Inc., 6.250%, 02/15/21	3,188,000	3,395,220
HCA, Inc., 6.500%, 02/15/20	1,195,000	1,338,997
Tenet Healthcare Corp., 6.000%, 10/01/20	2,695,000	2,893,972
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,250,000	1,290,625

		8,918,814

Home Builders 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(b)	2,515,000	2,615,600
Standard Pacific Corp., 5.875%, 11/15/24	2,230,000	2,230,000

		4,845,600

Household Products/Wares 0.2%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,436,400

Insurance 1.5%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)(c)	2,795,000	2,471,906
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)	1,827,000	1,699,110
MBIA, Inc., 6.625%, 10/01/28	2,540,000	2,565,400
Sirius International Group Ltd., 7.506%(a)(b)(d)	3,570,000	3,716,370

		10,452,786

Iron/Steel 0.4%
Steel Dynamics, Inc., 5.125%, 10/01/21(b)	1,380,000	1,405,875
Steel Dynamics, Inc., 5.500%, 10/01/24(b)	1,335,000	1,368,375

		2,774,250

See Notes to Schedules of Portfolio Investments.

Leisure Time 0.6%
NCL Corp. Ltd., 5.250%, 11/15/19(b)(c)	1,285,000	1,294,638
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,825,000	3,058,062

		4,352,700

Lodging 1.4%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(b)	3,005,000	2,944,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	7,255,000	6,747,150

		9,692,050

Media 6.4%
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,325,200
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	1,015,000	1,012,463
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,516,062
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	210,000	203,700
DISH DBS Corp., 5.000%, 03/15/23	565,000	546,638
DISH DBS Corp., 5.125%, 05/01/20	2,455,000	2,473,412
DISH DBS Corp., 5.875%, 07/15/22	4,915,000	5,037,875
DISH DBS Corp., 5.875%, 11/15/24(b)	3,185,000	3,200,925
DISH DBS Corp., 6.750%, 06/01/21	2,335,000	2,510,125
Lee Enterprises, Inc., 9.500%, 03/15/22(b)	2,160,000	2,216,700
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,790,000	3,082,950
Numericable-SFR, 6.000%, 05/15/22(b)	2,830,000	2,845,565
Numericable-SFR, 6.250%, 05/15/24(b)	2,045,000	2,060,338
Sinclair Television Group, Inc., 5.625%, 08/01/24(b)	2,735,000	2,646,112
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)	2,595,000	2,659,875
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(b)	2,920,000	3,109,800
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,655,000	1,671,550
VTR Finance BV, 6.875%, 01/15/24(b)	2,000,000	2,040,000

		43,159,290

Mining 3.2%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)	2,800,000	2,534,000
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)	4,850,000	4,365,000
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(c)	6,980,000	6,351,800
Imperial Metals Corp., 7.000%, 03/15/19(b)(c)	8,304,000	7,639,680
Lundin Mining Corp., 7.500%, 11/01/20(b)	1,128,000	1,116,720

		22,007,200

Miscellaneous Manufacturer 1.5%
Bombardier, Inc., 5.750%, 03/15/22(b)(c)	1,750,000	1,771,875
Bombardier, Inc., 6.125%, 01/15/23(b)(c)	6,250,000	6,375,000
Polymer Group, Inc., 7.750%, 02/01/19	2,169,000	2,247,626

		10,394,501

Oil & Gas 8.3%
Antero Resources Corp., 5.125%, 12/01/22(b)	8,795,000	8,289,287
Antero Resources Finance Corp., 6.000%, 12/01/20	265,000	264,338
Chesapeake Energy Corp., 6.875%, 11/15/20	5,930,000	6,374,750
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	2,550,000	2,588,250
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	1,980,000	1,851,300
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	5,355,000	4,712,400
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,670,000	1,889,025
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	4,425,000	3,849,750
MEG Energy Corp., 6.375%, 01/30/23(b)	7,060,000	6,301,050
Offshore Drilling Holding SA, 8.625%, 09/20/20(b)	5,675,000	4,937,250
PetroQuest Energy, Inc., 10.000%, 09/01/17	1,600,000	1,400,000
Precision Drilling Corp., 5.250%, 11/15/24(b)	2,167,000	1,776,940
Range Resources Corp., 5.000%, 03/15/23	4,050,000	4,050,000
Seadrill Ltd., 6.125%, 09/15/17(b)(c)	3,420,000	3,026,700
United Refining Co., 10.500%, 02/28/18	4,664,000	4,803,920

		56,114,960

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 0.8%
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	6,455,000	5,293,100

Pharmaceuticals 1.0%
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(b)	2,530,000	2,587,431
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	4,114,500

		6,701,931

Pipelines 4.8%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	3,965,000	3,786,575
Energy Transfer Equity LP, 5.875%, 01/15/24	2,235,000	2,268,525
Energy Transfer Equity LP, 7.500%, 10/15/20	2,870,000	3,185,700
Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	1,170,000	1,105,650
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	5,274,000	5,260,815
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	7,085,000	6,961,012
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	4,460,000	4,359,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,064,000	1,991,760
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,256,000	2,239,080
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	1,276,000	1,272,810

		32,431,577

Real Estate 1.1%
Howard Hughes Corp., 6.875%, 10/01/21(b)	7,565,000	7,829,775

Real Estate Investment Trust 0.5%
iStar Financial, Inc., 5.000%, 07/01/19	3,230,000	3,133,100

Retail 2.4%
GameStop Corp., 5.500%, 10/01/19(b)(c)	2,090,000	2,095,225
Guitar Center, Inc., 6.500%, 04/15/19(b)(c)	2,368,000	2,036,480
Limited Brands, Inc., 6.625%, 04/01/21	5,215,000	5,866,875
Sears Holdings Corp., 6.625%, 10/15/18(c)	7,115,000	6,545,800

		16,544,380

Semiconductors 0.7%
Advanced Micro Devices, Inc., 7.000%, 07/01/24(c)	2,450,000	2,076,375
Micron Technology, Inc., 5.875%, 02/15/22(b)	2,600,000	2,730,000

		4,806,375

Software 0.3%
Audatex North America, Inc., 6.000%, 06/15/21(b)	1,832,000	1,886,960

Telecommunication Services 11.0%
Altice Financing SA, 6.500%, 01/15/22(b)	1,530,000	1,495,575
Altice SA, 7.750%, 05/15/22(b)	1,685,000	1,688,159
Avaya, Inc., 7.000%, 04/01/19(b)	2,665,000	2,598,375
Avaya, Inc., 9.000%, 04/01/19(b)	2,565,000	2,622,713
CenturyLink, Inc., Series V, 5.625%, 04/01/20	2,075,000	2,152,813
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,685,000	2,550,750
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	3,400,000	3,638,000
Level 3 Communications, Inc., 5.750%, 12/01/22(b)	3,010,000	3,028,813
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,692,500
Level 3 Financing, Inc., 8.625%, 07/15/20	6,990,000	7,540,462
NII International Telecom SCA., 11.375%, 08/15/19(b)(c)(e)	6,700,000	4,824,000
PAETEC Holding Corp., 9.875%, 12/01/18	430,000	451,500
Sprint Capital Corp., 6.875%, 11/15/28	9,110,000	8,016,800
Sprint Capital Corp., 8.750%, 03/15/32	3,880,000	3,753,900
Sprint Communications, Inc., 6.000%, 11/15/22	2,365,000	2,175,800
Sprint Corp., 7.875%, 09/15/23	1,040,000	1,026,688

See Notes to Schedules of Portfolio Investments.

T-Mobile USA, Inc., 6.375%, 03/01/25	3,305,000	3,357,880
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	4,992,706
ViaSat, Inc., 6.875%, 06/15/20	5,985,000	6,224,400
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	6,885,000	6,498,063

		74,329,897

Transportation 2.0%
CHC Helicopter SA, 9.250%, 10/15/20	3,591,000	3,492,248
Eletson Holdings, 9.625%, 01/15/22(b)	2,350,000	2,303,000
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	3,035,000	3,004,650
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(b)	2,399,000	2,339,025
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(b)	2,460,000	2,250,900

		13,389,823

Trucking & Leasing 0.2%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,584,000

Total Corporate Bonds (Cost $607,397,192)		593,982,188

Convertible Preferred Stock 0.2%
Telecommunication Services 0.2%
T-Mobile US, Inc., 5.500%, 12/15/17	24,985	1,323,955

Total Convertible Preferred Stock (Cost $1,249,250)		1,323,955

Short-Term Investment 7.3%
RidgeWorth Funds Securities Lending Joint Account(f)	49,486,340	49,486,340

Total Short-Term Investment (Cost $49,486,340)		49,486,340

Money Market Fund 5.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	33,890,184	33,890,184

Total Money Market Fund (Cost $33,890,184)		33,890,184

Total Investments (Cost $735,106,598) — 106.0%		719,336,927
Liabilities in Excess of Other Assets — (6.0)%		(40,996,217)

Net Assets — 100.0%		$678,340,710

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 53.1% of net assets as of December 31, 2014.
(c)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $48,289,452.
(d)	Perpetual maturity.
(e)	Security is in default.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 12.5%
Auto Floor Plan ABS 0.4%
Mercedes-Benz Master Owner Trust, Series 2012-AA, Cl A, 0.790%, 11/15/17(a)	300,000	299,990

Automobiles 3.0%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	295,000	294,821
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	235,000	234,793
Ford Credit Auto Owner Trust, Series 2014-A, Cl A3, 0.790%, 05/15/18	610,000	609,529
Honda Auto Receivables Owner Trust, Series 2011-3, Cl A4, 1.170%, 12/21/17	414,305	414,479
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	530,000	529,990

		2,083,612

Credit Card 7.0%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 0.581%, 02/16/21(b)	645,000	647,627
BA Credit Card Trust, Series 2014-A2, Cl A, 0.431%, 09/16/19(b)	630,000	628,846
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.521%, 12/16/19(b)	700,000	699,117
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.511%, 03/16/20(b)	627,000	626,826
Capital One Multi-Asset Execution Trust, Series 2013-A3, Cl A3, 0.960%, 09/16/19	370,000	368,637
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A, 1.480%, 07/15/20	325,000	325,073
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	498,013
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	400,000	400,071
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.461%, 08/17/20(b)	272,000	272,326
Discover Card Execution Note Trust, Series 2014-A1, Cl A1, 0.591%, 07/15/21(b)	425,000	425,920

		4,892,456

Other 1.3%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	389,961	389,718
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Cl A4, 5.170%, 08/01/19	138,173	145,203
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	268,234	268,631
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	64,699	65,370
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	44,051	45,815

		914,737

Student Loan Asset Backed Securities 0.8%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.420%, 09/25/19(b)	390,000	389,204
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.415%, 05/25/18(b)	166,099	166,095

		555,299

Total Asset-Backed Securities (Cost $8,747,687)		8,746,094

Collateralized Mortgage Obligations 8.6%
Agency Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corporation
Series 3772, Cl HE, REMIC, 2.500%, 10/15/18	141,336	143,942

Federal National Mortgage Association
Series 2010-153, Cl AB, REMIC, 2.000%, 11/25/18	211,565	214,625
Series 2010-153, Cl AC, REMIC, 2.000%, 11/25/18	146,582	148,352

		362,977

		506,919

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series 3864, Cl KM, REMIC, 3.000%, 02/15/41	100,438	103,675

Commercial Mortgage Backed Securities 7.7%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	57,625	57,560

Commercial Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	335,000	341,775
Series 2012-9W57, Cl A, 2.365%, 02/10/29(a)	500,000	509,683

		851,458

Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Cl A3, 5.806%, 06/15/38(b)	295,420	308,691
Series 2006-C5, Cl A3, 5.311%, 12/15/39	547,939	577,386

		886,077

GS Mortgage Securities Trust
Series 2011-GC5, Cl A2, 2.999%, 08/10/44	275,000	282,268
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	75,533	75,589

		357,857

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(a)	780,000	816,517

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38	365,000	388,202

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	538,544	541,543
Series 2014-C14, Cl A1, 1.250%, 02/15/47	157,511	156,552

		698,095

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	201,692

Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Cl A4, 5.269%, 12/15/44(b)	347,566	354,986

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl A2, 1.881%, 08/15/45	785,731	792,585

		5,405,029

Total Collateralized Mortgage Obligations (Cost $6,021,046)		6,015,623

Corporate Bonds 27.7%
Aerospace/Defense 1.4%
Boeing Co. (The), 0.358%, 10/30/17(b)	530,000	529,473
L-3 Communications Corp., 1.500%, 05/28/17	430,000	425,770

		955,243

Auto Manufacturers 0.3%
PACCAR Financial Corp., 0.835%, 12/06/18, MTN(b)	200,000	201,154

See Notes to Schedules of Portfolio Investments.

Banks 9.9%
Bank of America Corp., 3.625%, 03/17/16, MTN	945,000	971,550
Bank of Nova Scotia, 0.428%, 02/19/15	280,000	280,067
Citigroup, Inc., 1.350%, 03/10/17	613,000	610,109
Credit Suisse New York, 1.375%, 05/26/17, MTN	1,095,000	1,091,774
Fifth Third Bank, 0.900%, 02/26/16	415,000	415,026
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	887,000	985,429
HSBC USA, Inc., 1.500%, 11/13/17	556,000	554,901
JPMorgan Chase & Co., 6.125%, 06/27/17	632,000	697,373
Morgan Stanley, 5.375%, 10/15/15	510,000	527,513
Wells Fargo & Co., 1.250%, 07/20/16	839,000	841,782

		6,975,524

Commercial Services 0.9%
ERAC USA Finance LLC, 1.400%, 04/15/16(a)	632,000	633,483

Computers 0.9%
Apple, Inc., 1.050%, 05/05/17	301,000	301,670
EMC Corp., 1.875%, 06/01/18	324,000	322,899

		624,569

Diversified Financial Services 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17(a)	150,000	147,000
American Express Credit Corp., 1.300%, 07/29/16	1,038,000	1,042,522
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	340,000	369,426
General Electric Capital Corp., 2.450%, 03/15/17, MTN	868,000	891,757

		2,450,705

Electric 0.4%
Duke Energy Corp., 0.636%, 04/03/17(b)	160,000	160,214
Duke Energy Corp., 3.350%, 04/01/15	135,000	135,868

		296,082

Healthcare—Products 1.2%
Becton Dickinson and Co., 1.800%, 12/15/17	300,000	301,106
Medtronic, Inc., 1.500%, 03/15/18(a)	564,000	561,305

		862,411

Healthcare—Services 0.6%
UnitedHealth Group, Inc., 1.875%, 11/15/16	396,000	402,269

Information Technology 1.1%
Oracle Corp., 0.432%, 07/07/17(b)	774,000	773,228

Insurance 2.6%
MetLife, Inc., 6.750%, 06/01/16	906,000	976,755
Prudential Covered Trust, 2.997%, 09/30/15(a)	877,500	889,825

		1,866,580

Oil & Gas 1.0%
BP Capital Markets PLC, 3.200%, 03/11/16	368,000	377,920
Ensco PLC, 3.250%, 03/15/16	296,000	301,412

		679,332

Pipelines 0.7%
Kinder Morgan, Inc., 2.000%, 12/01/17	305,000	303,113
Spectra Energy Partners LP, 2.950%, 09/25/18	179,000	183,188

		486,301

Semiconductors 1.0%
Intel Corp., 1.350%, 12/15/17	486,000	485,289
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	196,304

		681,593

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 1.4%
American Tower Corp., 4.500%, 01/15/18	255,000	270,807
AT&T, Inc., 5.500%, 02/01/18	553,000	610,452
Verizon Communications, Inc., 2.500%, 09/15/16	110,000	112,439

		993,698

Transportation 0.8%
Canadian National Railway Co., 0.403%, 11/14/17(b)	554,000	554,094

Total Corporate Bonds (Cost $19,461,885)		19,436,266

Municipal Bonds 2.6%
Louisiana 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A3, RB, 3.450%, 02/01/22	515,000	540,503

New Jersey 0.8%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	530,000	530,164

South Carolina 1.0%
South Carolina State Public Service Authority, Series D, RB, 1.255%, 06/01/16(b)	725,000	727,015

Total Municipal Bonds (Cost $1,798,061)		1,797,682

U.S. Government Agency Mortgages 11.1%
Federal Home Loan Mortgage Corporation
Pool #J06026, 5.500%, 11/01/20	203,458	215,193
Pool #G14525, 2.500%, 08/01/22	291,348	299,429
Pool #J22421, 2.000%, 02/01/23	185,281	188,642
Pool #J23435, 2.500%, 04/01/23	734,257	754,630
Pool #J28472, 3.000%, 06/01/24	1,497,452	1,563,965

		3,021,859

Federal National Mortgage Association
Pool #745935, 5.683%, 08/01/16	313,011	329,746
Pool #AL5640, 2.304%, 08/01/44(b)	625,026	638,777
Pool #AX3644, 2.406%, 10/01/44(b)	529,594	542,484
Pool #AX5937, 2.534%, 11/01/44(b)	1,203,011	1,236,451
Pool #AX2167, 2.545%, 11/01/44(b)	1,990,332	2,046,351

		4,793,809

Total U.S. Government Agency Mortgages (Cost $7,798,748)		7,815,668

U.S. Treasury Obligations 34.8%
U.S. Treasury Notes 34.8%
0.375%, 03/15/16	7,241,000	7,241,565
1.000%, 03/31/17	10,091,000	10,133,574
0.625%, 09/30/17	5,918,000	5,854,659
0.750%, 12/31/17	1,209,000	1,196,249

Total U.S. Treasury Obligations (Cost $24,451,314)		24,426,047

See Notes to Schedules of Portfolio Investments.

Money Market Fund 2.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	1,721,306	1,721,306

Total Money Market Fund (Cost $1,721,306)		1,721,306

Total Investments (Cost $70,000,047) — 99.7%		69,958,686
Other Assets in Excess of Liabilities — 0.3%		195,229

Net Assets — 100.0%		$70,153,915

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.8% of net assets as of December 31, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 94.2%
Arizona 5.0%
Arizona Department of Transportation State Highway Fund Revenue, RB, 5.000%, 07/01/25, Pre-refunded 07/01/2016 @ 100	1,000,000	1,068,880
Phoenix Civic Improvement Corp., Series B, RB, 5.000%, 07/01/16	1,000,000	1,069,040

		2,137,920

California 6.8%
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,524,135
San Diego County Regional Airport Authority, RB, 2.537%, 07/01/18	300,000	303,693
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/20(a)	500,000	586,110
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/21	400,000	474,872

		2,888,810

Guam 2.5%
Guam Power Authority, Series A, RB, 5.000%, 10/01/20, AGM	920,000	1,076,943

Hawaii 1.0%
Hawaii State, GO, 5.000%, 05/01/15	400,000	406,516

Illinois 9.5%
Chicago, Series A, GO, 4.000%, 01/01/20	1,225,000	1,290,807
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	1,500,000	1,670,040
Illinois State, GO, 4.000%, 02/01/18	1,000,000	1,066,600

		4,027,447

Indiana 2.9%
Indiana Finance Authority, Series A, RB, 5.000%, 02/01/19	1,070,000	1,233,443

Louisiana 2.9%
Louisiana State University & Agricultural & Mechanical College, RB, 5.000%, 07/01/21	1,035,000	1,233,834

Maryland 5.0%
Harford County, GO, 5.000%, 07/01/15	1,500,000	1,536,495
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(a)	500,000	563,310

		2,099,805

Massachusetts 3.5%
Commonwealth of Massachusetts, Series A, GO, 0.020%, 12/01/30(b)	1,500,000	1,500,000

Michigan 10.2%
Michigan Finance Authority, Series E, RB, 2.850%, 08/20/15, State Aid Withholding	2,600,000	2,607,280
University of Michigan, Series A, RB, 0.020%, 04/01/38(a)(b)	1,700,000	1,700,000

		4,307,280

New Jersey 6.2%
New Jersey Economic Development Authority, Series O, RB, 5.250%, 03/01/15, Pre-refunded 03/01/2015 @ 100(a)	1,500,000	1,512,765
New Jersey Economic Development Authority, Series PP, RB, 5.000%, 06/15/18	1,000,000	1,114,590

		2,627,355

See Notes to Schedules of Portfolio Investments.

New York 8.3%
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	403,996
Suffolk County, GO, 2.000%, 07/30/15	2,000,000	2,017,320
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,093,520

		3,514,836

Oklahoma 1.0%
Oklahoma City, GO, 4.000%, 03/01/15	400,000	402,612

Texas 19.6%
City Public Service Board of San Antonio, RB, 4.000%, 02/01/15(a)	1,000,000	1,003,260
Harris County, Series A, GO, 5.000%, 10/01/18	1,000,000	1,145,050
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	212,324
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	214,416
Spring Branch Independent School District, Series B, GO, 5.000%, 02/01/20, PSF-GTD	1,205,000	1,416,236
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(a)	3,000,000	3,154,860
Texas State, Series A, GO, 5.000%, 10/01/19	1,000,000	1,171,120

		8,317,266

Virginia 5.6%
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/20(c)	1,000,000	1,153,300
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/15	1,200,000	1,212,048

		2,365,348

Washington 4.2%
Washington State, Series R-2015 C, GO, 5.000%, 07/01/21	1,500,000	1,795,800

Total Municipal Bonds (Cost $39,812,321)		39,935,215

Money Market Fund 3.5%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	1,506,677	1,506,677

Total Money Market Fund (Cost $1,506,677)		1,506,677

Total Investments (Cost $41,318,998) — 97.7%		41,441,892
Other Assets in Excess of Liabilities — 2.3%		968,335

Net Assets — 100.0%		$42,410,227

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 4.2%
Automobiles 0.5%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	5,520,000	5,534,220

Credit Card 2.7%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20	2,645,000	2,638,663
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	9,179,000	9,277,426
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.511%, 03/16/20(b)	2,166,000	2,165,398
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.441%, 01/15/19(b)	2,624,000	2,615,380
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	5,685,000	5,662,408
Discover Card Execution Note Trust, Series 2012-B3, Cl B3, 0.611%, 05/15/18(b)	7,475,000	7,467,256

		29,826,531

Other 1.0%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	6,976,325	7,313,651
SBA Tower Trust, Series 2014-2A, Cl C, 3.869%, 10/15/49(a)	3,942,000	4,010,224

		11,323,875

Total Asset-Backed Securities (Cost $46,387,996)		46,684,626

Collateralized Mortgage Obligations 5.7%
Agency Collateralized Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,489,874	2,599,747
Series 3800, Cl CB, REMIC, 3.500%, 02/15/26	2,974,000	3,143,979
Series 3806, Cl L, 3.500%, 02/15/26	6,923,000	7,323,669
Series 3877, Cl LM, 3.500%, 06/15/26	1,502,000	1,587,601
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	3,156,000	3,331,849

		17,986,845

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,822,240	5,095,540

		23,082,385

Commercial Mortgage Backed Securities 3.6%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(a)	2,940,000	2,911,844

Federal National Mortgage Association
Series 2014-M8, Cl A2, 3.056%, 06/25/24(b)	3,364,000	3,460,920

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	5,795,000	6,038,147
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	2,235,000	2,231,431
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,886,275

		11,155,853

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(a)(b)	2,014,000	2,282,216

See Notes to Schedules of Portfolio Investments.

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.567%, 02/15/46(a)(b)	5,897,000	6,541,318
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	1,790,000	1,866,472

		8,407,790

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	1,890,000	1,953,693

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(a)	4,150,000	4,597,382

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.550%, 03/15/44(a)(b)	4,677,367	4,964,178

		39,733,876

Total Collateralized Mortgage Obligations (Cost $60,651,184)		62,816,261

Bank Loans 4.0%
Aerospace/Defense 0.1%
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	219,786	193,137
BE Aerospace, Inc., 2014 Term Loan B, 12/16/21(a)(c)(d)	80,000	79,520
DAE Aviation Holdings, Inc., New Term Loan B1, 5.000%, 11/02/18(a)(b)	131,157	130,584
LM U.S. Corp. Acquisition Inc., 1st Lien Term Loan, 4.750%, 10/25/19(a)(b)	47,849	47,370
LM U.S. Corp. Acquisition Inc., Term Loan Canadian, 4.750%, 10/25/19(a)(b)	1,899	1,880
LM U.S. Corp. Acquisition Inc., 2nd Lien Term Loan, 8.250%, 01/25/21(a)(b)	105,000	102,900
Standard Aero Ltd, 2018 Term Loan B2, 5.000%, 11/02/18(a)(b)	59,457	59,197
TASC, Inc., 2014 Term Loan B, 6.500%, 05/30/20(a)(b)	218,900	213,099
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	95,000	96,188
Transdigm, Inc., Term Loan D, 06/04/21(a)(c)(d)	54,862	53,810
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	447,107	438,482
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	102,207	101,270

		1,517,437

Auto Manufacturers 0.0%(e)
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	104,475	102,647
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	132,984	130,391
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)	273,219	273,219

		506,257

Broadcasting 0.0%(e)
Gray Television, Inc., 2014 Term Loan B, 3.750%, 06/10/21(a)(b)	102,385	100,593

Chemicals 0.1%
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	84,788	81,396
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	98,500	96,407
Minerals Technologies Inc., Term Loan B, 4.000%, 05/09/21(a)(b)	178,819	176,584
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	179,516	172,449
Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/19(a)(b)	113,850	112,000
Styrolution US Holding LLC, USD Term Loan B, 6.500%, 11/07/19(a)(b)	145,000	140,287
UTEX Industries Inc., 1st Lien Term Loan 2014, 5.000%, 05/22/21(a)(b)	19,950	18,254
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(a)(b)	43,860	43,093

		840,470

Commercial Services 0.1%
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.505%, 06/30/17(a)(b)	500,855	497,935
Infor(US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	257,898	249,856
Infor(US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	115,483	111,745

		859,536

Consumer Non-Durables 0.0%(e)
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	99,750	96,134
Varsity Brands, Inc., 1st Lien Term Loan, 12/11/21(a)(c)(d)	160,000	159,400

		255,534

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 0.2%
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	168,300	165,986
First Data Corp., New Term Loan B, 3.667%, 03/24/17(a)(b)	1,000,000	983,750
First Data Corp., New 2018 Extended Term Loan, 3.667%, 03/23/18(a)(b)	80,000	78,350
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	118,800	116,274
Interactive Data Corp., 2014 Term Loan, 4.750%, 05/02/21(a)(b)	213,925	212,053
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	71,552	70,867
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	78,714	71,433

		1,698,713

Diversified Media 0.0%(e)
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	29,813	28,918
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(a)(c)(d)	39,900	39,102
Block Communications, Inc., Term Loan B, 5.750%, 10/21/21(a)(b)	29,925	29,719
Quad/Graphics, Inc., 2014 Term Loan, 4.250%, 04/28/21(a)(b)	64,550	64,066
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	135,000	128,588

		290,393

Electric 0.0%(e)
Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 10/10/17(a)(c)(d)	65,000	41,952

Electronics 0.1%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	208,199	205,700
Dell, Inc., USD Term Loan B, 04/29/20(a)(c)(d)	55,000	54,835
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	206,850	206,505
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	54,725	53,460
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(a)(b)	168,725	168,303
Spansion LLC, 2013 Term Loan, 3.750%, 12/19/19(a)(b)(c)	168,374	165,777

		854,580

Energy 0.2%
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	223,250	198,693
BlackBrush Oil & Gas, L.P., 2nd Lien Term Loan, 7.500%, 06/19/21(a)(b)(f)	55,000	44,550
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(a)(b)	155,000	138,466
Granite Acquisition Inc., Term Loan C, 10/15/21(a)(c)(d)	1,264	1,269
Granite Acquisition Inc., Term Loan B, 10/15/21(a)(c)(d)	28,736	28,831
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	592,500	474,000
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	59,700	41,715
Magnum Hunter Resources, Inc., 2nd Lien Term Loan, 8.500%, 10/17/19(a)(b)	19,950	19,451
Pacific Drilling SA, Term Loan B, 4.500%, 06/03/18(a)(b)	172,350	141,615
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	221,383	207,363
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(a)(b)	29,996	27,896
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	302,359	233,875
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	29,850	26,417
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	550,000	393,800

		1,977,941

Entertainment 0.1%
ClubCorp Club Operations, Inc., New Term Loan, 4.500%, 07/24/20(a)(b)	225,000	221,204
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	59,700	59,178
Great Wolf Resorts, Inc., Term Loan B, 5.750%, 08/06/20(a)(b)	177,612	175,725
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	325,875	321,802

		777,909

Financial 0.1%
Delos Finance S.A.R.L., Term Loan B, 3.500%, 03/06/21(a)(b)	160,000	158,333
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(a)(b)	195,000	180,701
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)(c)	258,299	250,550

See Notes to Schedules of Portfolio Investments.

Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	115,000	107,812
Victory Capital Management Inc., Term Loan B, 7.000%, 10/01/21(a)(b)	39,500	38,908

		736,304

Food 0.2%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 4.500%, 12/12/21(a)(b)	230,000	229,013
Albertson’s Holdings LLC, Term Loan B3, 4.000%, 08/25/19(a)(b)	45,000	44,694
Albertson’s Holdings LLC, Term Loan B4-1, 4.500%, 08/25/21(a)(b)	20,000	19,979
H.J. Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	705,682	697,941
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	202,438	197,630
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	355,781	352,935
New Albertson’s, Inc., Term Loan, 4.750%, 06/27/21(a)(b)	69,825	68,472
Stater Bros. Markets, Term Loan B, 4.750%, 05/12/21(a)(b)	79,600	78,506

		1,689,170

Forest Products & Paper 0.0%(e)
CD&R Millennium Holdco 6 S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 07/31/22(a)(b)	20,000	19,438

Health Care 0.2%
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.920%, 06/28/18(a)(b)	126,000	125,685
Amsurg Corp., 1st Lien Term Loan B, 3.750%, 07/16/21(a)(b)	19,950	19,750
Auris Luxembourg II S.A., USD Term Loan B, 12/31/21(a)(c)(d)	25,000	24,870
Capella Healthcare, Inc., Term Loan B, 12/10/21(a)(c)(d)	45,000	44,550
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(a)(b)	49,875	49,002
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(b)	60,000	59,700
Envision Acquisition Company LLC, Term Loan, 5.750%, 11/04/20(a)(b)	118,500	117,908
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(a)(b)	55,000	54,897
Hologic, Inc., New Term Loan B, 3.250%, 08/01/19(a)(b)	102,191	101,098
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	155,239	153,557
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	107,848	105,152
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	60,000	59,675
JLL/Delta Dutch Newco B.V., USD Term Loan, 4.250%, 03/11/21(a)(b)	273,625	265,074
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	118,400	117,660
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	173,222	170,191
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(a)(b)	378,578	367,379
PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 01/28/21(a)(b)	19,548	18,896
RPI Finance Trust, Term Loan B4, 11/09/20(a)(c)(d)	45,000	44,869
Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 01/02/20(a)(b)	298,386	294,003
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B, 3.500%, 08/05/20(a)(b)	10,000	9,892
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.500%, 12/11/19(a)(b)(c)	147,487	146,075
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.500%, 02/13/19(a)(b)	98,125	97,119

		2,447,002

Healthcare—Services 0.0%(e)
MPH Acquisition Holdings LLC, Term Loan, 3.750%, 03/31/21(a)(b)	247,594	240,290
SBA Senior Finance II LLC, Term Loan B1, 3.250%, 03/24/21(a)(b)	288,550	281,997

		522,287

Housing 0.0%(e)
DTZ U.S. Borrower, LLC, Delayed Draw Term Loan, 11/04/21(a)(c)(d)	16,800	16,716
DTZ U.S. Borrower, LLC, 1st Lien Term Loan, 11/04/21(a)(c)(d)	28,200	28,059

		44,775

Information Technology 0.2%
Active Network, Inc.(The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	79,200	77,352
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	159,200	158,670
AVSC Holdings Corp., 1st Lien Term Loan, 4.500%, 01/24/21(a)(b)	99,250	98,340

See Notes to Schedules of Portfolio Investments.

Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	248,713	226,951
Internap Corp., Term Loan, 6.000%, 11/26/19(a)(b)	143,550	142,473
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	34,913	34,171
IQOR US Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	453,942	417,626
RedTop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	148,875	147,758
RedTop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	89,325	88,655
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	135,938	133,729
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	79,200	77,765
STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%-7.250%, 02/28/19(a)(b)	171,939	169,145
Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/21(a)(b)	530,000	532,120

		2,304,755

Insurance 0.1%
Asurion LLC, Term Loan B3, 3.750%, 03/03/17(a)(b)	65,000	64,147
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	430,000	426,057
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)(c)	192,995	189,618
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	220,521	216,386

		896,208

Leisure Time 0.1%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	74,813	74,008
Aristocrat Leisure Ltd., Term Loan B, 4.750%, 10/20/21(a)(b)	275,000	269,500
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	148,875	146,456
Global Cash Access, LLC, New Term Loan B, 11/21/21(c)(d)	60,000	58,600
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(a)(b)	257,231	253,586
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	90,000	88,987
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	158,400	151,923
NCL Corp. Ltd., Term Loan B, 4.000%, 10/30/21(a)(b)	25,000	24,990

		1,068,050

Lodging 0.1%
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	116,771	114,344
Caesars Entertainment Operating Co., Term Loan B7, 9.750%, 01/28/18(a)(b)	199,000	171,803
CCM Merger, Inc., New Term Loan B, 4.500%, 08/08/21(a)(b)	263,815	259,638
Golden Nugget, Inc., New Delayed Draw Term Loan, 5.500%, 11/21/19(a)(b)	47,520	46,837
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	110,880	109,287
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)	57,692	56,947
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/06/19(a)(b)	118,500	116,130
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	96,250	96,250
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	216,791	211,371

		1,182,607

Machinery-Diversified 0.1%
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	524,176	503,539
Generac Power Systems, Inc., Term Loan B, 3.250%, 05/31/20(a)(b)	119,276	115,400
Key Safety Systems, Inc., New 1st Lien Term Loan, 4.750%, 08/29/21(a)(b)	29,925	29,641
NewPage Corp., Term Loan, 9.500%, 02/11/21(a)(b)	215,000	203,891

		852,471

Manufacturing 0.0%(e)
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	191,119	188,730
Signode Industrial Group US Inc., USD Term Loan B, 3.750%, 05/01/21(a)(b)	140,230	134,008

		322,738

Media 0.3%
Aufinco Pty Limited, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	64,025	62,184
Clear Channel Communications, Inc., Term Loan C, 3.819%, 01/29/16(a)(b)	16,955	16,673
Clear Channel Communications, Inc., Term Loan D, 6.919%, 01/30/19(a)(b)	30,000	28,221
Creative Artists Agency, LLC, Term Loan B, 12/17/21(a)(c)(d)	170,000	170,000
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	38,456	37,591

See Notes to Schedules of Portfolio Investments.

McGraw-Hill Global Education Holdings LLC, New 1st Lien Term Loan, 5.750%, 03/22/19(a)(b)	99,000	98,474
Rentpath, Inc., 1st Lien Term Loan, 12/17/21(a)(c)(d)	200,000	196,000
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	273,550	265,002
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(a)(b)	333,137	325,142
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	19,898	19,430
Village Roadshow Films(BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	459,909	457,610
Ziggo Financing Partnership, USD Term Loan B2, 3.500%, 01/15/22(a)(b)	489,702	475,403
Ziggo Financing Partnership, USD Term Loan B3, 3.500%, 01/15/22(a)(b)	805,385	781,868
Ziggo Financing Partnership, USD Term Loan B1, 3.500%, 01/15/22(a)(b)	759,913	737,723

		3,671,321

Metals 0.0%(e)
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(a)(b)	97,925	83,726

Metals/Minerals 0.1%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	134,325	131,471
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/19(a)(b)	178,650	171,631
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	296,089	266,480

		569,582

Mining 0.1%
FMG Resources(August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)(c)	1,532,342	1,388,302

Miscellaneous Manufacturer 0.0%(e)
Boomerang Tube LLC, Term Loan, 11.000%, 10/11/17(a)(b)(f)	208,563	179,364

Oil & Gas 0.2%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	203,437	204,200
Atlas Energy, L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	306,125	296,941
Citgo Petroleum Corp., New Term Loan B, 4.500%, 07/29/21(a)(b)	89,775	89,027
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	772,408	601,999
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	303,333	287,408
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	84,375	80,948
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)	124,691	100,922
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(a)(b)	331,400	246,893
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	182,874	144,470
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(a)(b)	25,439	20,097
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	9,487	7,495
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	103,425	93,083

		2,173,483

Packaging & Containers 0.0%(e)
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(a)(b)	114,138	111,712
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	84,816	83,897
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.000%, 12/01/18(a)(b)(c)	84,786	83,102

		278,711

Real Estate 0.1%
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	158,000	155,335
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	276,500	270,279
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/20(a)(b)	35,000	34,737
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	11,442	11,785
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	189,069	186,138

		658,274

Retail 0.4%
Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21(a)(b)	150,000	147,562
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	219,934	219,384
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	290,000	288,550
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	589,005	576,736
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	393,580	380,789

See Notes to Schedules of Portfolio Investments.

Lands’ End, Inc., Term Loan B, 4.250%, 04/04/21(a)(b)	307,550	304,090
Party City Holdings, Inc., Term Loan, 4.000%-5.250%, 07/27/19(a)(b)	376,120	367,093
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	219,027	216,197
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	275,000	274,541
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	260,000	260,434
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	166,888	163,644
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	554,400	527,894
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	31,779	23,834
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/06/19(a)(b)	22,143	21,811
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/09/19(a)(b)	17,857	17,589
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	353,138	324,114

		4,114,262

Semiconductors 0.0%(e)
Semiconductor Components Industries, LLC, Term Loan A, 1.985%, 01/02/18(a)(b)	300,781	287,246

Telecommunication Services 0.5%
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)	831,885	817,851
Arris Group, Inc., Term Loan B, 3.250%, 04/17/20(a)(b)	245,055	240,970
Avaya, Inc., Extended Term Loan B3, 4.670%, 10/26/17(a)(b)	323,599	309,846
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	151,423	148,899
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	404,278	399,225
DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(a)(b)	63,868	61,633
Evertec Group, LLC, New Term Loan A, 2.661%, 04/17/18(a)(b)	508,750	488,400
Evertec Group, LLC, New Term Loan B, 3.500%, 04/17/20(a)(b)	113,226	110,772
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	118,803	117,912
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)(c)	75,000	72,938
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	30,000	30,000
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	216,700	209,386
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	518,075	505,988
Media General, Inc., Term Loan B, 4.250%, 07/31/20(a)(b)(c)	200,581	198,136
Nuance Communications, Inc., Term Loan C, 2.919%, 08/07/19(a)(b)	118,200	114,477
Quebecor Media, Inc., Term Loan B1, 08/17/20(a)(c)(d)	15,000	14,381
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	530,000	516,087
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	641,875	616,200

		4,973,101

Telecommunications 0.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	81,093	77,292
Level 3 Financing Inc., Incremental Term Loan B5, 4.500%, 01/31/22(a)(b)	20,000	19,994
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	300,425	293,479
Sable International Finance Ltd., Unsecured Term Loan, 11/06/16(a)(c)(d)	125,000	124,375
Sable International Finance Ltd., Secured Term Loan, 11/06/16(a)(c)(d)	125,000	124,375

		639,515

Transportation 0.1%
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	176,850	175,966
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	132,300	129,433
MPG Holdco I Inc., Term Loan B, 4.250%, 10/20/21(a)(b)	79,407	78,961
Navios Partners Finance(US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	216,707	212,373
Travelport Finance(Luxembourg) S.A.R.L., 2014 Term Loan B, 6.000%, 09/02/21(a)(b)	55,000	54,811
U.S. Shipping Corp., Term Loan, 5.500%, 04/30/18(a)(b)	27,921	27,363
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	199,000	195,517

		874,424

Utilities 0.1%
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	320,125	307,320
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	142,458	137,116
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(a)(b)	210,562	207,273

See Notes to Schedules of Portfolio Investments.

Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	157,721	154,567
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	11,087	10,865
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(a)(b)	136,089	136,089
Lonestar Generation LLC, Term Loan B, 5.250%, 02/20/21(a)(b)	139,125	136,516
Panda Power Funds, Term Loan B1, 11/10/21(a)(c)(d)	30,000	29,775
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/05/20(a)(b)	84,083	82,612
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	188,479	183,139
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(a)(b)	10,064	9,779
Terra-Gen Finance Company, LLC, Term Loan B, 12/09/21(a)(c)(d)	50,000	49,250

		1,444,301

Wireless Communication 0.0%(e)
Charter Communications Operating, LLC, Term Loan G, 4.250%, 09/12/21(a)(b)	30,000	30,169
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	297,148	303,091

		333,260

Total Bank Loans (Cost $45,102,525)		43,475,992

Corporate Bonds 21.8%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	2,969,000	2,993,563

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	2,346,000	2,367,168

Airlines 0.8%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	5,070,053	5,431,295
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27(g)	3,252,000	3,300,780

		8,732,075

Auto Manufacturers 0.7%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	1,787,000	1,904,120
General Motors Co., 5.200%, 04/01/45	3,898,000	4,112,390
Volkswagen International Finance, 2.375%, 03/22/17(a)	1,439,000	1,465,823

		7,482,333

Auto Parts & Equipment 0.3%
Delphi Corp., 4.150%, 03/15/24	1,656,000	1,711,786
Lear Corp., 4.750%, 01/15/23	1,338,000	1,334,655

		3,046,441

Banks 5.3%
Bank of America Corp., 1.700%, 08/25/17, MTN	2,820,000	2,820,640
Bank of America Corp., 4.250%, 10/22/26, MTN	2,347,000	2,341,731
Bank of America Corp., Series L, 2.600%, 01/15/19	2,926,000	2,948,753
Bank of America NA, 1.250%, 02/14/17	1,217,000	1,214,204
Citigroup, Inc., 2.500%, 09/26/18	4,346,000	4,396,779
Citigroup, Inc., 4.950%, 11/07/43	2,934,000	3,270,456
Credit Suisse New York, 3.625%, 09/09/24, MTN	2,289,000	2,328,460
Fifth Third Bank, 1.450%, 02/28/18	400,000	395,514
Goldman Sachs Group, Inc.(The), 2.550%, 10/23/19	2,929,000	2,918,303
Goldman Sachs Group, Inc.(The), 2.625%, 01/31/19(g)	2,340,000	2,354,288
HSBC USA, Inc., 2.375%, 11/13/19	1,480,000	1,479,568
Huntington National Bank(The), 1.300%, 11/20/16	1,869,000	1,861,287
JPMorgan Chase & Co., 4.125%, 12/15/26	4,032,000	4,036,072
JPMorgan Chase & Co., Series V, 5.000%(b)(h)	3,469,000	3,394,198
KeyBank NA, 1.650%, 02/01/18	1,557,000	1,551,144
Morgan Stanley, 3.700%, 10/23/24	3,443,000	3,489,894
Morgan Stanley, Series F, 3.875%, 04/29/24	1,485,000	1,523,663
Morgan Stanley, Series H, 5.450%(b)(h)	2,497,000	2,501,495
UBS AG, 2.375%, 08/14/19, MTN	3,829,000	3,828,774
US Bancorp, 3.600%, 09/11/24, MTN	4,017,000	4,079,324

See Notes to Schedules of Portfolio Investments.

US Bank NA, 1.100%, 01/30/17	2,968,000	2,965,525
Wells Fargo & Co., 1.250%, 02/13/15, MTN	2,507,000	2,509,412

		58,209,484

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	2,020,000	2,060,941

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	965,000	1,000,961
Gilead Sciences, Inc., 4.500%, 02/01/45	1,241,000	1,326,379

		2,327,340

Chemicals 0.1%
Praxair, Inc., 4.625%, 03/30/15	1,548,000	1,563,641

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	935,000	959,921
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	1,085,000	1,100,351
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,293,592
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	807,000	819,676

		4,173,540

Computers 0.4%
Apple, Inc., 2.850%, 05/06/21	3,785,000	3,871,900

Diversified Financial Services 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17(a)	3,276,000	3,210,480
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,383,000	1,414,322
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,268,000	2,464,291
General Electric Capital Corp., 3.450%, 05/15/24, MTN	2,393,000	2,472,653
Lazard Group LLC, 4.250%, 11/14/20	3,178,000	3,349,453
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,291,000	1,309,189
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	702,000	710,753
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,458,000	2,618,623

		17,549,764

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,238,000	1,555,340
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	473,028
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,106,000	1,229,015
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	4,069,000	4,385,837

		7,643,220

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	1,007,000	1,156,534

Healthcare—Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	896,000	964,957
Medtronic, Inc., 3.500%, 03/15/25(a)	730,000	746,768
Medtronic, Inc., 4.625%, 03/15/45(a)	1,882,000	2,040,069

		3,751,794

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,713,000	1,791,263
UnitedHealth Group, Inc., 4.250%, 03/15/43	797,000	835,547

		2,626,810

Insurance 1.3%
American International Group, Inc., 5.850%, 01/16/18, MTN	2,849,000	3,185,467
Arch Capital Group US, Inc., 5.144%, 11/01/43	2,510,000	2,788,750
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,622,000	2,629,501
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	381,000	408,670
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,057,000	2,314,335

See Notes to Schedules of Portfolio Investments.

Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	1,004,000	1,078,855
TIAA Asset Management Finance Co. LLC, 2.950%, 11/01/19(a)	545,000	546,055
TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24(a)	1,611,000	1,650,334

		14,601,967

Media 0.4%
Comcast Corp., 4.650%, 07/15/42	2,086,000	2,283,152
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	697,000	702,485
Sky PLC, 2.625%, 09/16/19(a)	940,000	940,349
Time Warner Cable, Inc., 4.500%, 09/15/42	906,000	931,316

		4,857,302

Mining 1.4%
Barrick(PD) Australia Finance Property Ltd., 4.950%, 01/15/20	483,000	515,345
Barrick(PD) Australia Finance Property Ltd., 5.950%, 10/15/39	4,196,000	4,019,869
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,102,718
Barrick North America Finance LLC, 5.750%, 05/01/43	2,335,000	2,316,855
Newmont Mining Corp., 6.250%, 10/01/39	6,732,000	6,828,624

		14,783,411

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	903,000	913,106
General Electric Co., 4.125%, 10/09/42	1,142,000	1,182,211
General Electric Co., 5.250%, 12/06/17	963,000	1,068,268

		3,163,585

Oil & Gas 0.8%
BP Capital Markets PLC, 2.248%, 11/01/16	1,908,000	1,944,828
Continental Resources, Inc., 3.800%, 06/01/24(g)	3,385,000	3,028,035
Ensco PLC, 5.750%, 10/01/44(g)	1,647,000	1,652,547
Marathon Petroleum Corp., 5.000%, 09/15/54	2,806,000	2,642,318

		9,267,728

Oil & Gas Services 0.6%
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,543,000	1,583,660
Weatherford International Ltd., 5.125%, 09/15/20	1,055,000	1,036,494
Weatherford International Ltd., 5.950%, 04/15/42	2,057,000	1,741,715
Weatherford International Ltd., 6.500%, 08/01/36	1,919,000	1,758,100

		6,119,969

Pharmaceuticals 0.5%
Express Scripts Holding Co., 2.650%, 02/15/17	1,451,000	1,483,639
Novartis Securities Investment Ltd., 5.125%, 02/10/19	901,000	1,011,670
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	2,259,000	2,794,487

		5,289,796

Pipelines 0.7%
Boardwalk Pipelines LP, 4.950%, 12/15/24	604,000	600,489
Enterprise Products Operating LLC, 4.850%, 03/15/44	865,000	901,952
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	3,470,000	3,297,777
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,697,800

		7,498,018

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	1,654,000	1,598,108
American Tower Corp., 5.000%, 02/15/24	3,081,000	3,267,299
Digital Realty Trust LP, 5.875%, 02/01/20(g)	2,531,000	2,830,865

		7,696,272

See Notes to Schedules of Portfolio Investments.

Retail 0.6%
Kohl’s Corp., 6.875%, 12/15/37	1,771,000	2,236,600
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,878,000	4,822,059

		7,058,659

Semiconductors 0.4%
Analog Devices, Inc., 3.000%, 04/15/16	273,000	279,266
Intel Corp., 1.950%, 10/01/16	1,031,000	1,050,998
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,522,675

		4,852,939

Software 0.3%
Oracle Corp., 1.200%, 10/15/17	1,247,000	1,242,562
Oracle Corp., 2.375%, 01/15/19	1,523,000	1,549,354

		2,791,916

Telecommunication Services 1.4%
AT&T, Inc., 2.375%, 11/27/18	2,184,000	2,200,917
AT&T, Inc., 4.350%, 06/15/45	824,000	776,829
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	2,964,000	2,944,177
Cisco Systems, Inc., 2.125%, 03/01/19	1,963,000	1,972,236
Cisco Systems, Inc., 5.500%, 02/22/16	998,000	1,052,908
Verizon Communications, Inc., 5.012%, 08/21/54(a)	5,959,000	6,164,878

		15,111,945

Transportation 0.6%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	4,432,000	4,756,923
Union Pacific Corp., 4.150%, 01/15/45	1,256,000	1,309,025

		6,065,948

Total Corporate Bonds (Cost $233,536,189)		238,716,003

Municipal Bond 0.4%
New York 0.4%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	4,451,000	4,530,584

Total Municipal Bond (Cost $4,450,871)		4,530,584

U.S. Government Agency Mortgages 24.8%
Federal Home Loan Mortgage Corporation
Pool #J17791, 3.000%, 01/01/27	5,382,237	5,600,803
Pool #G14517, 2.500%, 07/01/27	2,834,091	2,890,312
Pool #J20118, 2.500%, 08/01/27	2,308,800	2,354,550
Pool #G14599, 2.500%, 11/01/27	896,736	914,531
Pool #G30614, 3.500%, 12/01/32	5,603,303	5,897,123
Pool #A12413, 5.000%, 08/01/33	364,275	403,417
Pool #G05052, 5.000%, 10/01/33	225,013	248,033
Pool #G04918, 5.000%, 04/01/34	905,897	1,002,539
Pool #G01828, 4.500%, 04/01/35	51,887	56,578
Pool #G01779, 5.000%, 04/01/35	469,214	519,595
Pool #G01837, 5.000%, 07/01/35	3,211,568	3,556,013
Pool #G01838, 5.000%, 07/01/35	254,883	282,339
Pool #A37900, 4.500%, 09/01/35	410,918	447,978
Pool #A39731, 5.000%, 11/01/35	745,591	823,315
Pool #G05325, 4.500%, 03/01/36	4,092,677	4,463,439
Pool #G02069, 5.500%, 03/01/36	187,187	210,027
Pool #Q01807, 4.500%, 07/01/36	2,084,753	2,270,460
Pool #G04997, 5.000%, 01/01/37	975,372	1,078,766
Pool #Q06160, 4.000%, 02/01/37	737,806	787,845
Pool #G05521, 5.500%, 05/01/37	438,802	493,404
Pool #G05326, 5.000%, 02/01/38	1,980,693	2,190,096
Pool #G04337, 5.500%, 04/01/38	491,892	550,163
Pool #G07135, 6.000%, 10/01/38	2,623,660	2,973,810

See Notes to Schedules of Portfolio Investments.

Pool #G08347, 4.500%, 06/01/39	3,960,718	4,292,484
Pool #G08353, 4.500%, 07/01/39	4,768,790	5,169,276
Pool #G06079, 6.000%, 07/01/39	1,146,007	1,295,667
Pool #A87874, 4.000%, 08/01/39	1,255,662	1,351,082
Pool #A89148, 4.000%, 10/01/39	1,862,082	1,987,289
Pool #A89384, 4.000%, 10/01/39	259,674	277,135
Pool #G08372, 4.500%, 11/01/39	2,845,801	3,085,357
Pool #G07074, 5.500%, 01/01/40	441,349	496,165
Pool #A93101, 5.000%, 07/01/40	1,245,045	1,378,646
Pool #G06990, 5.500%, 08/01/40	4,323,351	4,835,489
Pool #A93996, 4.500%, 09/01/40	1,129,273	1,225,316
Pool #A94362, 4.000%, 10/01/40	2,369,561	2,550,260
Pool #G06061, 4.000%, 10/01/40	3,683,985	3,946,829
Pool #A94742, 4.000%, 11/01/40	393,548	422,323
Pool #A95084, 4.000%, 11/01/40	425,273	459,530
Pool #A95085, 4.000%, 11/01/40	2,155,409	2,301,126
Pool #A95796, 4.000%, 12/01/40	1,606,530	1,716,122
Pool #A95822, 4.000%, 12/01/40	3,576,479	3,838,432
Pool #A97047, 4.500%, 02/01/41	580,258	629,729
Pool #Q00291, 5.000%, 04/01/41	413,692	458,075
Pool #Q17103, 4.000%, 06/01/41	404,206	432,591
Pool #G06802, 4.500%, 10/01/41	3,745,074	4,062,030
Pool #G08499, 3.000%, 07/01/42	1,363,855	1,380,600
Pool #849167, 3.002%, 10/01/43(b)	6,173,105	6,354,842
Pool #C09049, 4.500%, 10/01/43	7,410,011	8,036,196
Pool #G08611, 4.500%, 10/01/44	4,353,322	4,742,083
Pool #G08621, 4.500%, 12/01/44	762,325	829,624

		107,569,434

Federal National Mortgage Association
Pool #AM0322, 2.440%, 08/01/22	2,287,396	2,291,702
Pool #471923, 2.480%, 08/01/22	1,175,055	1,178,033
Pool #AM7742, 2.850%, 01/01/23(c)	425,000	429,781
Pool #AM3353, 2.450%, 05/01/23	709,093	702,840
Pool #AM3910, 2.670%, 07/01/23	530,024	535,437
Pool #AM3893, 2.940%, 07/01/23	531,843	546,919
Pool #AM7224, 3.240%, 07/01/23	2,047,635	2,129,219
Pool #AM4353, 3.740%, 09/01/23	4,942,631	5,354,109
Pool #AM5146, 3.470%, 01/01/24	1,262,904	1,342,644
Pool #AM6713, 2.890%, 10/01/24	5,272,391	5,373,648
Pool #AM7395, 2.950%, 11/01/24	1,140,407	1,167,040
Pool #AM7528, 2.930%, 12/01/24	2,514,000	2,566,121
Pool #AM3933, 3.360%, 07/01/25	1,025,517	1,074,508
Pool #AB6472, 2.000%, 10/01/27	3,932,680	3,920,160
Pool #AR1524, 2.000%, 01/01/28	7,733,199	7,708,561
Pool #AB1763, 4.000%, 11/01/30	833,209	897,503
Pool #AB4168, 3.500%, 01/01/32	2,622,727	2,767,387
Pool #MA0949, 3.500%, 01/01/32	2,477,789	2,614,118
Pool #AK4934, 3.500%, 02/01/32	91,882	96,930
Pool #AP9592, 3.500%, 10/01/32	3,989,104	4,209,028
Pool #MA1630, 4.000%, 10/01/33	1,442,224	1,553,420
Pool #255458, 5.500%, 11/01/34	313,294	351,771
Pool #843434, 5.500%, 05/01/35	528,206	593,665
Pool #745044, 4.500%, 08/01/35	978,462	1,069,170
Pool #190370, 6.000%, 06/01/36	2,316,485	2,634,024
Pool #AI7951, 4.500%, 08/01/36	1,107,303	1,207,152
Pool #890547, 4.000%, 11/01/36	3,047,960	3,259,983
Pool #745950, 6.000%, 11/01/36	2,469,615	2,807,676
Pool #AJ5974, 4.000%, 12/01/36	673,882	721,287
Pool #888128, 6.000%, 01/01/37	359,451	408,455

See Notes to Schedules of Portfolio Investments.

Pool #995082, 5.500%, 08/01/37	1,491,268	1,675,343
Pool #890248, 6.000%, 08/01/37	536,042	612,314
Pool #AB7572, 3.000%, 01/01/38	549,674	562,399
Pool #889529, 6.000%, 03/01/38	208,972	240,125
Pool #995243, 4.500%, 08/01/38	2,347,801	2,555,531
Pool #AU4728, 4.000%, 09/01/38	1,949,196	2,089,634
Pool #971036, 4.500%, 02/01/39	106,351	115,491
Pool #930672, 4.500%, 03/01/39	1,884,019	2,068,237
Pool #995724, 6.000%, 04/01/39	1,929,998	2,218,976
Pool #931578, 5.500%, 07/01/39	500,209	565,770
Pool #AC1877, 4.500%, 09/01/39	1,237,567	1,344,925
Pool #AC2817, 4.000%, 10/01/39	627,124	670,092
Pool #AC5401, 5.000%, 10/01/39	80,481	88,896
Pool #AE0215, 4.000%, 12/01/39	1,050,415	1,122,384
Pool #932441, 4.000%, 01/01/40	8,475,024	9,055,691
Pool #AC9564, 4.500%, 02/01/40	1,046,576	1,144,252
Pool #AD1649, 4.000%, 03/01/40	1,133,871	1,212,002
Pool #AE0216, 4.000%, 08/01/40	2,391,771	2,556,801
Pool #AD8033, 4.000%, 08/01/40	2,630,071	2,810,527
Pool #AB1343, 4.500%, 08/01/40	2,372,764	2,601,948
Pool #AE4113, 4.000%, 10/01/40	713,189	764,947
Pool #190405, 4.000%, 10/01/40	510,119	545,404
Pool #AE4192, 4.000%, 10/01/40	3,328,849	3,584,993
Pool #AE3860, 5.000%, 10/01/40	705,902	783,544
Pool #AE0624, 4.000%, 11/01/40	1,585,111	1,695,657
Pool #AE4414, 4.000%, 11/01/40	3,856,763	4,123,257
Pool #AE5143, 4.000%, 11/01/40	516,957	552,779
Pool #AE9284, 4.000%, 11/01/40	886,656	948,149
Pool #MA0583, 4.000%, 12/01/40	2,048,251	2,188,587
Pool #AE0625, 4.000%, 12/01/40	1,150,954	1,243,235
Pool #AH3586, 4.000%, 01/01/41	574,070	613,434
Pool #AL0005, 4.500%, 01/01/41	1,240,394	1,348,667
Pool #AL0240, 4.000%, 04/01/41	2,769,576	2,984,629
Pool #AL0215, 4.500%, 04/01/41	5,886,400	6,397,725
Pool #AB3274, 4.500%, 07/01/41	4,074,517	4,460,619
Pool #AL1627, 4.500%, 09/01/41	279,037	304,472
Pool #MA1044, 3.000%, 04/01/42	2,733,533	2,770,581
Pool #AP4613, 4.000%, 08/01/42	2,456,931	2,630,691
Pool #AP4784, 3.000%, 09/01/42	1,043,196	1,057,451
Pool #AR9198, 3.000%, 03/01/43	7,499,585	7,599,894
Pool #AT0682, 3.000%, 04/01/43	4,695,821	4,758,270
Pool #AT2014, 3.000%, 04/01/43	7,165,832	7,261,015
Pool #AT2723, 3.000%, 05/01/43	2,787,598	2,824,162
Pool #MA1458, 3.000%, 06/01/43	400,374	405,586
Pool #AM7760, 3.090%, 01/01/44(c)	2,845,000	2,878,799
Pool #AW4685, 2.805%, 05/01/44(b)	2,563,337	2,645,082

		164,195,258

Total U.S. Government Agency Mortgages (Cost $264,158,636)		271,764,692

U.S. Treasury Obligations 35.4%
U.S. Treasury Bond 3.4%
3.125%, 08/15/44	34,466,000	37,104,786

U.S. Treasury Notes 32.0%
0.250%, 01/15/15	11,714,000	11,714,000
0.875%, 02/28/17	125,875,000	126,179,869
0.625%, 09/30/17	3,505,000	3,467,486
1.500%, 01/31/19(i)	40,605,000	40,620,876
1.500%, 10/31/19(c)	82,735,000	82,230,813
2.250%, 11/15/24	86,745,000	87,327,840

		351,540,884

Total U.S. Treasury Obligations (Cost $385,163,299)		388,645,670

See Notes to Schedules of Portfolio Investments.

Foreign Government Bonds 1.0%
Sovereign 1.0%
Brazilian Government International Bond, 7.125%, 01/20/37	3,154,000	3,997,695
Indonesia Government International Bond, 6.625%, 02/17/37(a)	2,912,000	3,407,040
Mexico Government International Bond, 5.550%, 01/21/45	1,386,000	1,611,225
Turkey Government International Bond, 6.875%, 03/17/36	1,509,000	1,865,501

Total Foreign Government Bonds (Cost $10,221,222)		10,881,461

Short-Term Investment 0.9%
RidgeWorth Funds Securities Lending Joint Account(j)	9,474,905	9,474,905

Total Short-Term Investment (Cost $9,474,905)		9,474,905

Money Market Fund 4.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	49,251,519	49,251,519

Total Money Market Fund (Cost $49,251,519)		49,251,519

Total Investments (Cost $1,108,398,346) — 102.7%		1,126,241,713
Liabilities in Excess of Other Assets — (2.7)%		(29,713,565)

Net Assets — 100.0%		$1,096,528,148

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.2% of net assets as of December 31, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Less than 0.05% of Net Assets.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	The security or a partial position of the security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014 was $9,269,744.
(h)	Perpetual maturity.
(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014 (See Note 2(i)).
(k)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

At December 31, 2014, the Fund’s open credit default swap contracts were as follows:

OTC Credit Default Swap Contract – Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Depreciation
Target Corp.	Barclays Bank PLC	$2,000,000	1.000%	06/20/19	2.711%	$(52,406)	$(67,143)	$(14,737)

As the buyer of protection, the Funds pay periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract – Sell Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Appreciation
Kohl’s Corp.	JPMorgan	$2,000,000	1.000%	09/20/19	9.317%	$(17,574)	$6,200	$23,774

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Kohl’s Corp.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

At December 31, 2014, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:
Indian Rupee	JPMorgan	02/27/15	670,815,600	$10,617,531	$10,510,674	$106,857

Total Short Contracts				$10,617,531	$10,510,674	$106,857

Long:
Indian Rupee	JPMorgan	02/27/15	670,815,600	$10,714,193	$10,510,674	$(203,519)

Total Long Contracts				$10,714,193	$10,510,674	$(203,519)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 15.5%
Auto Floor Plan ABS 0.5%
Mercedes-Benz Master Owner Trust, Series 2012-AA, Cl A, 0.790%, 11/15/17(a)	687,000	686,978

Automobiles 5.4%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	1,065,000	1,064,353
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	620,000	619,455
Ford Credit Auto Owner Trust, Series 2011-B, Cl A4, 1.350%, 12/15/16	416,548	417,610
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	2,655,000	2,654,950
Honda Auto Receivables Owner Trust, Series 2014-1, Cl A2, 0.410%, 09/21/16	458,486	458,300
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	1,098,863	1,104,280
Santander Drive Auto Receivables Trust, Series 2012-AA, Cl B, 1.210%, 10/16/17(a)	1,455,000	1,457,091
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	154,970	155,161

		7,931,200

Credit Card 6.9%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20	1,000,000	997,604
BA Credit Card Trust, Series 2014-A2, Cl A, 0.431%, 09/16/19(b)	1,450,000	1,447,344
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.511%, 03/16/20(b)	1,481,000	1,480,588
Capital One Multi-Asset Execution Trust, Series 2005-B1, Cl B1, 4.900%, 12/15/17	700,000	703,494
Capital One Multi-Asset Execution Trust, Series 2013-A3, Cl A3, 0.960%, 09/16/19	1,035,000	1,031,188
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	1,635,000	1,628,503
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	1,300,000	1,300,231
Discover Card Execution Note Trust, Series 2013-A5, Cl A5, 1.040%, 04/15/19	694,000	693,316
Discover Card Execution Note Trust, Series 2014-A1, Cl A1, 0.591%, 07/15/21(b)	800,000	801,731

		10,083,999

Other 1.4%
AEP Texas Central Transition Funding LLC, Series 2002-1, Cl A5, 6.250%, 01/15/17	470,126	484,374
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	991,037	1,019,079
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	183,315	185,214
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	350,720	351,158

		2,039,825

Student Loan Asset Backed Security 1.3%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.420%, 09/25/19(b)	1,569,000	1,565,798
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.415%, 05/25/18(b)	282,369	282,361

		1,848,159

Total Asset-Backed Securities (Cost $22,606,580)		22,590,161

Collateralized Mortgage Obligations 20.6%
Agency Collateralized Mortgage Obligations 4.7%
Federal Home Loan Mortgage Corporation
Series 3792, Cl DF, REMIC, 0.561%, 11/15/40(b)	1,463,194	1,470,182
Series 3824, Cl FA, REMIC, 0.311%, 03/15/26(b)	659,137	659,409

		2,129,591

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.520%, 10/25/25(b)	179,353	180,041
Series 2007-109, Cl NF, 0.720%, 12/25/37(b)	657,334	665,398
Series 2010-134, Cl BF, 0.600%, 10/25/40(b)	762,722	767,195
Series 2013-M5, Cl ASQ2, 0.595%, 08/25/15	948,166	948,160

		2,560,794

Government National Mortgage Association
Series 2014-167, Cl WF, REMIC, 0.605%, 07/20/44(b)	1,446,050	1,445,563

NCUA Guaranteed Notes
Series 2011-R5, Cl 1A, 0.537%, 04/06/20(b)	454,513	455,328
Series 2011-R6, Cl 1A, 0.537%, 05/07/20(b)	351,487	351,628

		806,956

		6,942,904

Commercial Mortgage Backed Securities 14.7%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Cl AM, 4.913%, 07/10/43(b)	185,000	186,686

Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Cl A4, 5.405%, 12/11/40(b)	816,169	837,831
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	1,715,000	1,817,451

		2,655,282

Commercial Mortgage Trust
Series 2005-C6, Cl A5A, 5.116%, 06/10/44(b)	854,814	863,928
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	760,000	775,370

		1,639,298

Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Cl A3, 5.806%, 06/15/38(b)	797,166	832,975
Series 2006-C5, Cl A3, 5.311%, 12/15/39	1,559,898	1,643,730

		2,476,705

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)	42,918	42,951

Federal Home Loan Mortgage Corporation
Series KF04, Cl A, 0.466%, 06/25/21(b)	1,386,651	1,384,652

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.620%, 06/25/21(b)	1,473,964	1,479,703
Series 2013-M11, Cl A, 1.500%, 01/25/18	1,648,292	1,657,313

		3,137,016

GMAC Commercial Mortgage Securities, Inc.
Series 2005-C1, Cl AM, 4.754%, 05/10/43	1,681,925	1,693,310

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38	1,020,000	1,084,839

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.288%, 11/12/37(b)	1,298,561	1,323,211

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	1,081,168	1,087,188
Series 2014-C14, Cl A1, 1.250%, 02/15/47	400,529	398,088

		1,485,276

See Notes to Schedules of Portfolio Investments.

Morgan Stanley Capital I Trust
Series 2006-IQ12, Cl A1A, 5.319%, 12/15/43	495,965	527,004
Series 2012-C4, Cl A2, 2.111%, 03/15/45	1,030,000	1,047,217

		1,574,221

Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Cl A4, 5.242%, 10/15/44(b)	1,390,527	1,416,473
Series 2005-C22, Cl A4, 5.269%, 12/15/44(b)	1,236,794	1,263,198

		2,679,671

		21,363,118

Whole Loan Collateral Mortgage Obligations 1.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.498%, 07/25/33(b)	374,353	358,369

Firstmac Mortgage Funding Trust Series
Series 2014-1AA, Cl A2A, 0.520%, 06/26/15(a)(b)	1,350,000	1,349,175

		1,707,544

Total Collateralized Mortgage Obligations (Cost $29,985,425)		30,013,566

Corporate Bonds 52.6%
Advertising 0.4%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	534,453

Aerospace/Defense 1.0%
Boeing Co. (The), 0.358%, 10/30/17(b)	1,385,000	1,383,622

Auto Manufacturers 3.3%
Daimler Finance North America LLC, 1.092%, 08/01/18(a)(b)	1,665,000	1,686,124
PACCAR Financial Corp., 0.835%, 12/06/18, MTN(b)	445,000	447,567
Toyota Motor Credit Corp., 1.375%, 01/10/18, MTN	1,440,000	1,432,346
Volkswagen Group of America Finance LLC, 1.250%, 05/23/17(a)	455,000	452,761
Volkswagen International Finance, 0.672%, 11/18/16(a)(b)	785,000	786,882

		4,805,680

Banks 15.9%
Bank of America Corp., 1.067%, 03/22/16, MTN(b)	725,000	727,927
Bank of America Corp., 2.000%, 01/11/18	1,432,000	1,430,912
Bank of Nova Scotia, 0.428%, 02/19/15	405,000	405,096
Branch Banking & Trust Co., 0.561%, 09/13/16(b)	900,000	896,924
Branch Banking & Trust Co., 0.664%, 12/01/16(b)	1,215,000	1,216,107
Capital One Financial Corp., 0.872%, 11/06/15(b)	740,000	742,318
Citigroup, Inc., 1.350%, 03/10/17	1,167,000	1,161,495
Fifth Third Bank, 0.900%, 02/26/16	2,020,000	2,020,127
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,750,000	1,944,194
HSBC USA, Inc., 1.500%, 11/13/17	1,466,000	1,463,103
JPMorgan Chase & Co., 0.854%, 02/26/16, MTN(b)	725,000	726,436
JPMorgan Chase & Co., 5.150%, 10/01/15	635,000	652,656
JPMorgan Chase & Co., 6.125%, 06/27/17	595,000	656,546
KeyBank NA, 0.723%, 11/25/16(b)	1,620,000	1,624,222
KeyBank NA, 1.100%, 11/25/16	600,000	598,949
Morgan Stanley, 1.483%, 02/25/16(b)	720,000	725,824
Morgan Stanley, 5.375%, 10/15/15	780,000	806,785
PNC Funding Corp., 2.700%, 09/19/16	1,940,000	1,992,299
US Bank NA, 1.375%, 09/11/17	1,178,000	1,178,720
Wachovia Bank NA, 0.571%, 03/15/16, MTN(b)	1,271,000	1,269,093
Wells Fargo & Co., 1.250%, 07/20/16, MTN	860,000	862,852

		23,102,585

See Notes to Schedules of Portfolio Investments.

Beverages 0.8%
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	425,000	433,565
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	755,000	770,302

		1,203,867

Commercial Services 0.4%
ERAC USA Finance LLC, 1.400%, 04/15/16(a)	590,000	591,385

Computers 0.8%
Apple, Inc., 1.050%, 05/05/17	340,000	340,757
Hewlett-Packard Co., 3.000%, 09/15/16	770,000	790,618

		1,131,375

Distribution/Wholesale 0.5%
Glencore Funding LLC, 1.396%, 05/27/16(a)(b)	745,000	748,713

Diversified Financial Services 3.2%
American Express Credit Corp., 0.743%, 07/29/16(b)	2,154,000	2,162,067
Ford Motor Credit Co. LLC, 1.008%, 01/17/17, Series 00, MTN(b)	550,000	549,880
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	665,000	722,554
General Electric Capital Corp., 0.880%, 07/12/16, MTN(b)	695,000	699,735
Hyundai Capital America, 1.875%, 08/09/16(a)	570,000	573,947

		4,708,183

Electric 1.9%
Duke Energy Corp., 0.636%, 04/03/17(b)	1,010,000	1,011,350
MidAmerican Energy Co., 5.300%, 03/15/18	1,100,000	1,224,313
PSEG Power LLC, 2.750%, 09/15/16	530,000	543,158

		2,778,821

Food 0.4%
ConAgra Foods, Inc., 0.601%, 07/21/16(b)	615,000	613,483

Healthcare—Products 1.4%
Becton Dickinson and Co., 1.800%, 12/15/17	727,000	729,681
Medtronic, Inc., 1.500%, 03/15/18(a)	1,342,000	1,335,587

		2,065,268

Healthcare—Services 3.5%
Aetna, Inc., 1.750%, 05/15/17	590,000	593,701
Providence Health & Services Obligated Group, 1.055%, 10/01/16(b)	1,520,000	1,526,802
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,450,000	1,472,956
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,254,000	1,411,568

		5,005,027

Information Technology 1.0%
Oracle Corp., 0.432%, 07/07/17(b)	1,440,000	1,438,563

Insurance 6.4%
American International Group, Inc., 5.850%, 01/16/18, MTN	1,000,000	1,118,100
Metropolitan Life Global Funding I, 0.761%, 07/15/16(a)(b)	2,100,000	2,108,952
New York Life Global Funding, 1.125%, 03/01/17(a)	2,015,000	2,010,474
Principal Life Global Funding II, 1.125%, 02/24/17(a)	805,000	799,254
Principal Life Global Funding II, 1.200%, 05/19/17(a)	1,320,000	1,310,674
Prudential Covered Trust, 2.997%, 09/30/15(a)	1,871,250	1,897,534

		9,244,988

Machinery-Diversified 0.3%
John Deere Capital Corp., 0.330%, 04/12/16, MTN(b)	400,000	399,728

Media 1.5%
NBCUniversal Enterprise, Inc., 0.768%, 04/15/16(a)(b)	2,155,000	2,158,890

Mining 0.5%
Freeport-McMoRan, Inc., 2.375%, 03/15/18	735,000	726,919

See Notes to Schedules of Portfolio Investments.

Oil & Gas 2.2%
BP Capital Markets PLC, 0.885%, 09/26/18(b)	1,450,000	1,436,780
Ensco PLC, 3.250%, 03/15/16	900,000	916,458
Marathon Oil Corp., 0.900%, 11/01/15	808,000	805,642

		3,158,880

Pharmaceuticals 1.9%
AbbVie, Inc., 1.200%, 11/06/15	1,995,000	2,000,863
McKesson Corp., 1.292%, 03/10/17	445,000	442,727
McKesson Corp., 2.284%, 03/15/19	375,000	374,217

		2,817,807

Pipelines 1.8%
Enbridge, Inc., 0.905%, 10/01/16(b)	636,000	635,671
Enterprise Products Operating LLC, 3.200%, 02/01/16	770,000	788,235
Kinder Morgan, Inc., 2.000%, 12/01/17	719,000	714,552
Spectra Energy Partners LP, 2.950%, 06/15/16	488,000	500,536

		2,638,994

Telecommunication Services 1.3%
American Tower Corp., 4.500%, 01/15/18	670,000	711,531
Verizon Communications, Inc., 0.636%, 06/09/17(b)	390,000	389,232
Verizon Communications, Inc., 2.550%, 06/17/19	815,000	821,461

		1,922,224

Transportation 2.2%
Burlington Northern Santa Fe LLC, 5.750%, 03/15/18	1,265,000	1,417,888
Canadian National Railway Co., 0.403%, 11/14/17(b)	1,454,000	1,454,247
Norfolk Southern Corp., 5.750%, 01/15/16	350,000	366,782

		3,238,917

Total Corporate Bonds (Cost $76,553,606)		76,418,372

Municipal Bonds 2.4%
New Jersey 1.2%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	1,755,000	1,755,544

South Carolina 1.2%
South Carolina State Public Service Authority, Series D, RB, 1.255%, 06/01/16(b)	1,690,000	1,694,698

Total Municipal Bonds (Cost $3,446,548)		3,450,242

U.S. Government Agency Mortgages 7.8%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.309%, 01/01/37(b)	849,007	906,657
Pool #848852, 2.347%, 08/01/37(b)	1,162,447	1,238,510
Pool #849139, 3.175%, 09/01/43(b)	1,343,795	1,389,699

		3,534,866

Federal National Mortgage Association
Pool #745935, 5.683%, 08/01/16	1,553,368	1,636,416
Pool #745889, 5.970%, 08/01/16	279,886	298,095
Pool #469408, 0.906%, 11/01/18(b)	2,750,231	2,746,326
Pool #AL0968, 2.280%, 12/01/36(b)	343,301	366,883
Pool #AD0380, 2.213%, 10/01/37(b)	516,827	550,005
Pool #AL0966, 2.359%, 11/01/37(b)	419,042	448,155
Pool #AL0967, 2.242%, 04/01/38(b)	546,588	584,220
Pool #AT1150, 2.845%, 09/01/43(b)	1,192,098	1,221,240

		7,851,340

Total U.S. Government Agency Mortgages (Cost $11,190,257)		11,386,206

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	838,878	838,878

Total Money Market Fund (Cost $838,878)		838,878

Total Investments (Cost $144,621,294) — 99.5%		144,697,425
Other Assets in Excess of Liabilities — 0.5%		731,431

Net Assets — 100.0%		$145,428,856

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 14.3% of net assets as of December 31, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At December 31, 2014, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 5 Year Note	Short	$(4,874,715)	March 2015	41	$(1,402)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 97.2%
U.S. Treasury Bonds 22.8%
7.125%, 02/15/23	1,274,000	1,761,007
6.000%, 02/15/26	226,000	309,744
4.500%, 02/15/36	875,000	1,167,100
3.125%, 08/15/44	941,000	1,013,045

		4,250,896

U.S. Treasury Notes 74.4%
0.500%, 06/15/16	925,000	925,722
1.000%, 03/31/17	3,760,000	3,775,863
0.625%, 09/30/17	1,920,000	1,899,450
0.750%, 03/31/18	2,990,000	2,943,981
1.500%, 01/31/19	2,735,000	2,736,069
1.625%, 11/15/22	1,626,000	1,577,347

		13,858,432

Total U.S. Treasury Obligations (Cost $17,622,517)		18,109,328

Money Market Fund 2.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	430,317	430,317

Total Money Market Fund (Cost $430,317)		430,317

Total Investments (Cost $18,052,834) — 99.5%		18,539,645
Other Assets in Excess of Liabilities — 0.5%		101,738

Net Assets — 100.0%		$18,641,383

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 31.6%
Agency Collateralized Mortgage Obligations 16.0%
Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	1,828,622	1,839,579

Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.461%, 07/15/25(a)	2,169,285	2,173,630
Series 3065, Cl DF, REMIC, 0.541%, 04/15/35(a)	34,779,406	34,955,599
Series 3135, Cl FC, 0.461%, 04/15/26(a)	2,535,336	2,540,994
Series 328, Cl F4, STRIPS, 0.507%, 02/15/38(a)	17,757,320	17,735,593
Series 3320, Cl FC, 0.331%, 05/15/37(a)	5,125,149	5,139,136
Series 3450, Cl AF, 0.871%, 05/15/38(a)	1,552,754	1,576,781
Series 3511, Cl FA, 1.161%, 02/15/39(a)	5,626,616	5,788,320
Series 3593, Cl F, 0.657%, 03/15/36(a)	4,869,669	4,932,600
Series 3792, Cl DF, REMIC, 0.561%, 11/15/40(a)	3,395,177	3,411,393
Series 3812, Cl BE, 2.750%, 09/15/18	3,723,362	3,813,586
Series 3824, Cl FA, REMIC, 0.311%, 03/15/26(a)	7,446,091	7,449,167
Series 3838, Cl LE, REMIC, 3.500%, 04/15/22	5,582,265	5,821,208
Series 4413, Cl WF, REMIC, 0.501%, 10/15/41(a)	8,090,679	8,095,833

		103,433,840

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.520%, 10/25/25(a)	2,134,874	2,143,059
Series 2006-84, Cl FQ, 0.720%, 09/25/36(a)	2,451,816	2,480,608
Series 2007-102, Cl FA, 0.740%, 11/25/37(a)	3,178,759	3,221,768
Series 2007-109, Cl NF, 0.720%, 12/25/37(a)	9,012,438	9,123,003
Series 2007-2, Cl FM, 0.420%, 02/25/37(a)	1,520,902	1,525,219
Series 2007-30, Cl WF, 0.410%, 04/25/37(a)	9,810,462	9,833,124
Series 2007-88, CI JF, 0.720%, 04/25/37(a)	6,077,078	6,145,992
Series 2010-134, Cl BF, 0.600%, 10/25/40(a)	8,194,413	8,242,473
Series 2012-96, Cl PF, REMIC, 0.470%, 07/25/41(a)	1,027,970	1,026,942
Series 3726, Cl DE, REMIC, 1.500%, 08/15/20	2,596,912	2,615,735

		46,357,923

Government National Mortgage Association
Series 2012-98, Cl FM, 0.365%, 12/20/38(a)	2,332,594	2,308,069
Series 2014-167, Cl WF, 0.605%, 07/20/44(a)	6,851,529	6,849,220

		9,157,289

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.607%, 10/07/20(a)	21,717,332	21,847,702
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	4,321,029	4,347,098
Series 2010-R2, Cl 2A, 0.627%, 11/05/20(a)	33,044,993	33,250,169
Series 2011-R1, Cl 1A, 0.607%, 01/08/20(a)	14,148,244	14,226,640
Series 2011-R2, Cl 1A, 0.557%, 02/06/20(a)	18,274,313	18,338,053
Series 2011-R4, Cl 1A, 0.537%, 03/06/20(a)	13,636,822	13,672,673

		105,682,335

See Notes to Schedules of Portfolio Investments.

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.512%, 12/07/20(a)	9,450,424	9,461,103

		275,932,069

Agency Collateralized Planned Amortization Class Mortgage Obligations 4.6%
Federal Home Loan Mortgage Corporation
Series 3925, Cl FD, REMIC, 0.611%, 07/15/40(a)	3,003,803	3,031,369
Series 4203, Cl PF, REMIC, 0.411%, 09/15/42(a)	29,405,276	29,460,734
Series 4381, Cl FK, REMIC, 0.511%, 06/15/44(a)	17,880,244	17,921,780

		50,413,883

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.620%, 10/25/32(a)	1,634,323	1,642,557
Series 2006-123, Cl PF, 0.430%, 01/25/37(a)	7,324,520	7,339,286
Series 2006-79, Cl GF, 0.570%, 08/25/36(a)	16,074,124	16,155,604
Series 2008-24, Cl PF, REMIC, 0.820%, 02/25/38(a)	3,266,355	3,311,888

		28,449,335

		78,863,218

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.370%, 01/25/24(a)	446,965	459,994

Commercial Mortgage Backed Securities 11.0%
FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(c)	908,298	908,996

Federal Home Loan Mortgage Corporation
Series K003, Cl A3, 4.324%, 12/25/15	56,786	58,176
Series KF02, Cl A2, 0.720%, 07/25/20(a)	6,441,042	6,478,471
Series KF02, Cl A3, 0.800%, 07/25/20(a)	6,441,042	6,477,054
Series KF03, Cl A, 0.510%, 01/25/21(a)	5,757,942	5,751,660
Series KF04, Cl A, 0.466%, 06/25/21(a)	7,168,858	7,158,521
Series KF05, Cl A, 0.506%, 09/25/21(a)	12,858,585	12,858,585

		38,782,467

Federal National Mortgage Association
Series 2010-M4, Cl A1, 2.520%, 06/25/20	89,073	89,073
Series 2011-M1, Cl FA, 0.620%, 06/25/21(a)	31,596,044	31,719,079
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	135,813	135,719
Series 2012-M14, Cl ASQ2, 1.114%, 02/25/17	53,534	53,649
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	4,835,081	4,840,303
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	16,274,481	16,314,891
Series 2013-M11, Cl A, 1.500%, 01/25/18	7,374,907	7,415,270
Series 2013-M11, Cl FA, 0.500%, 01/25/18(a)	2,132,276	2,133,306
Series 2013-M12, Cl A, 1.532%, 10/25/17	7,591,250	7,633,222
Series 2013-M13, Cl FA, 0.520%, 05/25/18(a)	22,470,621	22,493,204
Series 2013-M14, Cl FA, 0.520%, 08/25/18(a)	27,000,722	27,033,608
Series 2014-M4, Cl ASQ2, 1.272%, 01/25/17	3,415,000	3,432,915
Series 2014-M8, Cl FA, 0.407%, 05/25/18(a)	4,954,426	4,954,886

		128,249,125

NCUA Guaranteed Notes
Series 2010-C1, Cl A1, 1.600%, 10/29/20	3,990,767	3,997,415
Series 2011-C1, Cl 2A, 0.687%, 03/09/21(a)	18,891,896	19,004,832

		23,002,247

		190,942,835

Total Collateralized Mortgage Obligations (Cost $544,439,915)		546,198,116

See Notes to Schedules of Portfolio Investments.

U.S. Government Agency Mortgages 63.1%
Federal Home Loan Mortgage Corporation
Pool #847615, 2.537%, 07/01/33(a)	5,398,255	5,793,028
Pool #1B8683, 2.469%, 04/01/34(a)	16,043,119	17,165,749
Pool #848744, 2.334%, 05/01/34(a)	21,657,827	23,046,452
Pool #1B1889, 2.293%, 07/01/34(a)	19,716,327	21,125,086
Pool #847991, 2.350%, 03/01/35(a)	10,974,078	11,719,790
Pool #848736, 2.297%, 05/01/35(a)	34,154,099	36,279,329
Pool #848797, 2.329%, 07/01/35(a)	4,699,736	5,003,290
Pool #1L0256, 2.375%, 11/01/35(a)	4,542,879	4,867,362
Pool #1Q0025, 2.312%, 02/01/36(a)	4,124,680	4,400,771
Pool #1H2602, 2.350%, 03/01/36(a)	4,413,478	4,715,115
Pool #1Q1407, 2.372%, 07/01/36(a)	12,460,717	13,362,869
Pool #848747, 2.397%, 07/01/36(a)	19,762,763	21,165,718
Pool #848569, 2.372%, 11/01/36(a)	17,076,710	18,248,299
Pool #1Q1404, 2.309%, 01/01/37(a)	16,248,624	17,351,964
Pool #1Q1195, 2.152%, 05/01/37(a)	18,347,162	19,438,610
Pool #848796, 2.369%, 05/01/37(a)	35,013,613	37,355,912
Pool #1Q1282, 2.134%, 07/01/37(a)	4,470,319	4,750,609
Pool #1N1664, 2.395%, 07/01/37(a)	5,505,573	5,885,900
Pool #848852, 2.347%, 08/01/37(a)	24,835,966	26,461,071
Pool #1Q0652, 2.330%, 02/01/38(a)	2,835,796	3,037,950
Pool #1Q1405, 2.348%, 04/01/39(a)	5,084,588	5,451,821
Pool #1Q1420, 2.378%, 09/01/39(a)	21,601,706	23,183,728
Pool #1B4755, 3.502%, 06/01/40(a)	4,994,994	5,322,531
Pool #849139, 3.175%, 09/01/43(a)	4,478,100	4,631,070

		339,764,024

Federal National Mortgage Association
Pool #735387, 4.878%, 04/01/15(a)	73,083	72,952
Pool #735953, 5.090%, 08/01/15(a)	5,528	5,548
Pool #462011, 5.155%, 08/01/15	62,849	62,766
Pool #465821, 2.900%, 09/01/15	1,021,274	1,028,019
Pool #387590, 4.900%, 09/01/15	1,909,315	1,929,194
Pool #462018, 5.365%, 09/01/15	269,133	269,468
Pool #466534, 2.040%, 11/01/15	1,295,000	1,297,038
Pool #745100, 4.845%, 11/01/15(a)	3,035,517	3,076,552
Pool #467141, 2.780%, 01/01/16	6,661,456	6,761,396
Pool #467080, 3.090%, 01/01/16	15,270,000	15,494,940
Pool #467200, 3.360%, 01/01/16	4,700,861	4,691,566
Pool #745504, 5.139%, 02/01/16(a)	3,415,537	3,497,893
Pool #383143, 6.750%, 02/01/16	810,386	858,648
Pool #745530, 5.273%, 04/01/16(a)	123,851	128,372
Pool #467607, 3.090%, 05/01/16	4,775,901	4,874,243
Pool #995887, 4.758%, 05/01/16(a)	12,925	13,362
Pool #745727, 5.521%, 05/01/16(a)	2,547,487	2,593,840
Pool #468647, 2.260%, 07/01/16	17,930,000	18,242,944
Pool #462237, 5.525%, 07/01/16	153,205	159,834
Pool #745764, 5.732%, 07/01/16	11,282,304	11,903,324
Pool #468795, 2.470%, 08/01/16	15,200,000	15,508,328
Pool #888015, 5.526%, 11/01/16	468,161	495,306
Pool #469673, 2.080%, 12/01/16	5,130,523	5,218,630
Pool #469807, 2.250%, 12/01/16	66,082	67,446
Pool #874196, 5.360%, 12/01/16	730,000	779,060
Pool #470340, 2.090%, 01/01/17	4,404,385	4,478,999
Pool #735745, 5.003%, 01/01/17(a)	213,151	212,965

See Notes to Schedules of Portfolio Investments.

Pool #464600, 3.735%, 02/01/17	928,029	968,116
Pool #470775, 2.300%, 03/01/17	57,067	58,335
Pool #471016, 1.700%, 04/01/17	50,000	50,639
Pool #874903, 5.520%, 05/01/17	954,503	1,035,369
Pool #889232, 5.496%, 06/01/17(a)	2,962,369	3,189,283
Pool #466009, 2.840%, 09/01/17	1,018,890	1,055,464
Pool #466149, 3.070%, 10/01/17	1,392,000	1,449,013
Pool #466487, 2.770%, 11/01/17	2,132,889	2,205,874
Pool #888969, 5.933%, 11/01/17(a)	3,005,813	3,299,582
Pool #467010, 3.520%, 01/01/18	5,556,908	5,870,146
Pool #AM7696, 0.448%, 02/01/18(a)	13,035,000	13,035,151
Pool #385912, 5.350%, 02/01/18	5,728,842	6,285,488
Pool #467288, 2.800%, 03/01/18	1,595,875	1,650,975
Pool #AM3464, 1.180%, 05/01/18	17,165,000	16,962,597
Pool #AM3462, 1.360%, 05/01/18	11,608,218	11,521,944
Pool #AL0561, 3.743%, 06/01/18	19,695,223	20,956,945
Pool #469334, 0.586%, 10/01/18(a)	4,985,505	4,976,837
Pool #469408, 0.906%, 11/01/18(a)	37,599,651	37,546,270
Pool #466263, 2.970%, 11/01/18	6,037,062	6,294,898
Pool #AM7163, 0.603%, 05/01/19(a)	11,049,750	11,048,287
Pool #AM6261, 0.376%, 07/01/19(a)	15,370,000	15,380,110
Pool #466804, 0.736%, 12/01/20(a)	13,370,000	13,353,221
Pool #470556, 0.856%, 12/01/20(a)	21,070,000	21,044,001
Pool #469856, 0.946%, 12/01/21(a)	17,690,000	17,664,061
Pool #AM0400, 0.636%, 08/01/22(a)	17,500,000	17,469,634
Pool #AM7213, 0.806%, 08/01/22(a)	4,540,000	4,539,449
Pool #AM1171, 0.506%, 10/01/22(a)	9,328,000	9,325,117
Pool #AM2923, 0.496%, 04/01/23(a)	17,335,000	17,293,510
Pool #725126, 2.625%, 12/01/33(a)	2,114,184	2,258,875
Pool #793025, 1.927%, 07/01/34(a)	749,800	793,125
Pool #AL0222, 2.319%, 07/01/34(a)	12,852,102	13,708,782
Pool #794939, 1.760%, 10/01/34(a)	26,558	26,690
Pool #AD0064, 1.933%, 01/01/35(a)	12,849,295	13,531,988
Pool #809384, 2.215%, 01/01/35(a)	381,964	401,837
Pool #805338, 2.260%, 01/01/35(a)	137,442	141,316
Pool #813718, 2.301%, 01/01/35(a)	9,144,271	9,652,236
Pool #809324, 1.980%, 02/01/35(a)	10,277	10,952
Pool #809772, 2.285%, 02/01/35(a)	277,233	291,375
Pool #814686, 2.100%, 03/01/35(a)	192,605	200,755
Pool #735545, 2.466%, 03/01/35(a)	3,468,785	3,728,443
Pool #AD7165, 1.833%, 04/01/35(a)	2,235,375	2,344,199
Pool #995609, 2.363%, 04/01/35(a)	2,354,799	2,520,296
Pool #822302, 2.454%, 05/01/35(a)	4,256,703	4,539,814
Pool #735810, 2.703%, 08/01/35(a)	1,274,764	1,367,871
Pool #AL0505, 2.203%, 11/01/35(a)	11,200,611	11,930,047
Pool #AL0345, 2.351%, 11/01/35(a)	5,503,351	5,859,308
Pool #AD0377, 1.949%, 01/01/36(a)	2,772,619	2,956,679
Pool #888722, 2.165%, 01/01/36(a)	2,339,654	2,486,087
Pool #995540, 2.290%, 01/01/36(a)	8,264,463	8,814,742
Pool #888782, 2.256%, 03/01/36(a)	1,874,019	1,993,289
Pool #AL1015, 2.211%, 04/01/36(a)	2,691,810	2,883,978
Pool #AL2202, 2.289%, 06/01/36(a)	11,316,899	12,117,205
Pool #AL0854, 2.340%, 06/01/36(a)	6,914,294	7,373,708
Pool #AL1535, 2.456%, 06/01/36(a)	19,647,756	21,116,101
Pool #888859, 2.294%, 10/01/36(a)	892,511	952,910
Pool #AA3517, 2.092%, 11/01/36(a)	6,803,978	7,244,660
Pool #903166, 2.400%, 11/01/36(a)	2,961,763	3,166,118
Pool #AL0968, 2.280%, 12/01/36(a)	17,962,404	19,196,247
Pool #906216, 2.292%, 01/01/37(a)	2,365,188	2,533,713
Pool #AL0872, 1.914%, 07/01/37(a)	4,264,483	4,526,716

See Notes to Schedules of Portfolio Investments.

Pool #AL0960, 2.251%, 07/01/37(a)	18,302,249	19,454,299
Pool #AD0380, 2.213%, 10/01/37(a)	9,831,526	10,462,673
Pool #AE0332, 2.242%, 11/01/37(a)	6,588,505	7,067,741
Pool #AL0966, 2.359%, 11/01/37(a)	6,651,459	7,113,574
Pool #AL0967, 2.242%, 04/01/38(a)	17,318,645	18,510,999
Pool #AL0270, 2.200%, 08/01/38(a)	15,877,159	16,966,844
Pool #AE0057, 2.232%, 02/01/39(a)	5,843,771	6,258,452
Pool #AE0066, 2.285%, 09/01/39(a)	17,730,159	18,992,669
Pool #725874, 2.342%, 09/01/39(a)	78,332	83,709
Pool #AL2013, 2.235%, 10/01/39(a)	410,250	436,821
Pool #AL1801, 2.941%, 05/01/42(a)	6,814,853	7,055,157
Pool #AT1150, 2.845%, 09/01/43(a)	14,702,477	15,061,888
Pool #AT1155, 2.970%, 09/01/43(a)	4,568,178	4,710,717
Pool #AW6998, 3.181%, 06/01/44(a)	3,873,558	4,018,426
Pool #AL5406, 3.227%, 06/01/44(a)	11,442,021	11,926,776
Pool #AW9723, 2.324%, 07/01/44(a)	13,484,107	13,787,226
Pool #AL5640, 2.304%, 08/01/44(a)	9,069,697	9,269,236
Pool #AW2253, 3.020%, 08/01/44(a)	4,777,792	4,957,185
Pool #AL5643, 3.017%, 09/01/44(a)	2,963,054	3,056,186
Pool #AL5793, 3.152%, 09/01/44(a)	5,410,777	5,640,970
Pool #AX3646 FN, 2.305%, 10/01/44(a)	6,962,294	7,108,311
Pool #AW3236, 2.521%, 10/01/44(a)	11,097,540	11,402,131
Pool #AX5937, 2.534%, 11/01/44(a)	2,855,846	2,935,229
Pool #AX6452, 2.543%, 11/01/44(a)	6,668,700	6,855,534

		753,055,764

Total U.S. Government Agency Mortgages (Cost $1,067,835,180)		1,092,819,788

U.S. Treasury Obligations 2.1%
U.S. Treasury Bill 0.0%(b)
0.000%, 04/30/15	200,000	199,971

U.S. Treasury Notes 2.1%
2.375%, 02/28/15	120,000	120,431
2.500%, 04/30/15	2,905,000	2,927,923
0.375%, 03/31/16	1,670,000	1,669,739
0.875%, 12/31/16	910,000	913,413
0.625%, 05/31/17	30,000,000	29,828,910

		35,460,416

Total U.S. Treasury Obligations (Cost $35,721,710)		35,660,387

Money Market Fund 2.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.01%(d)	47,709,055	47,709,055

Total Money Market Fund (Cost $47,709,055)		47,709,055

Total Investments (Cost $1,695,705,860) — 99.5%		1,722,387,346
Other Assets in Excess of Liabilities — 0.5%		8,455,716

Net Assets — 100.0%		$1,730,843,062

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2014.
(b)	Less than 0.05% of Net Assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.1% of net assets as of December 31, 2014.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit
STRIPS	– Separate Trading of Registered Interest and Principal Securities

Open Futures Contracts

At December 31, 2014, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	Short	$(38,942,537)	March 2015	178	$32,850
U.S. Treasury 5 Year Note	Short	(38,046,556)	March 2015	320	(10,944)
90 day Euro Future	Long	7,421,352	December 2015	30	10,023

					$31,939

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2014

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.7%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	656,029

District of Columbia 3.0%
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,493,072
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	1,000,000	1,144,760

		3,637,832

Illinois 0.8%
Chicago, Series A, GO, 5.250%, 01/01/33	880,000	932,413

North Carolina 1.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,890,127

Virginia 91.8%
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(b)	3,700,000	4,320,305
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	2,810,000	3,165,268
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,504,867
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	714,546
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30(c)	1,000,000	1,156,680
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32(c)	2,000,000	2,289,340
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	1,855,000	1,893,992
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,199,432
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,743,985
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE(b)	3,425,000	3,682,252
Henrico County, GO, 5.000%, 07/15/17	1,450,000	1,607,369
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	884,745
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,416,432
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,149,510
Loudoun County Sanitation Authority, Water & Sewage, Series A, RB, 5.000%, 01/01/21	2,460,000	2,941,348
Manassas, Series C, GO, 5.000%, 07/01/27, State Aid Withholding	3,080,000	3,784,612
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,425,495
Newport News, Series A, GO, 5.000%, 07/15/33, State Aid Withholding	1,240,000	1,483,028
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/34	1,000,000	1,180,070
Pittsylvania County, Series B, GO, 5.000%, 03/01/21	1,000,000	1,154,900
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,165,160
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,454,525
Prince County William, GO, 5.000%, 08/01/16, State Aid Withholding	1,035,000	1,110,203
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,536,928
Richmond, Series A, GO, 5.000%, 03/01/22, State Aid Withholding	1,975,000	2,392,278
Richmond, Series A, GO, 5.000%, 07/15/27	1,375,000	1,572,326
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,944,900

See Notes to Schedules of Portfolio Investments.

Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,137,030
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF(b)	2,380,000	2,432,765
University of Virginia, Series A, RB, 5.000%, 06/01/43	3,940,000	4,563,466
Virginia College Building Authority, RB, 5.000%, 09/01/29, State Aid Withholding	2,610,000	3,144,763
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, Pre-refunded 09/01/2016 @ 100, ST INTERCEPT	155,000	166,479
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/26, ST INTERCEPT	2,750,000	3,239,912
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,700,000	2,028,083
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21(b)	3,950,000	4,495,692
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,248,162
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,674,897
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,295,062
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	12,012
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31	1,240,000	1,459,170
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP(b)	3,000,000	3,486,360
Virginia Public School Authority, RB, 5.000%, 08/01/18, State Aid Withholding	4,000,000	4,549,360
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,400,000	4,130,354
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,478,654
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,254,620
Virginia Resources Authority, RB, 5.000%, 11/01/23	2,000,000	2,454,440
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/24	1,075,000	1,246,194
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/30	1,000,000	1,163,250
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/32	300,000	353,280
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,190,614
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	2,300,000	2,742,750
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	363,865

		109,185,730

Total Municipal Bonds (Cost $110,223,891)		116,302,131

Money Market Fund 4.1%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(d)	4,826,077	4,826,077

Total Money Market Fund (Cost $4,826,077)		4,826,077

Total Investments (Cost $115,049,968) — 101.8%		121,128,208
Liabilities in Excess of Other Assets — (1.8)%		(2,152,280)

Net Assets — 100.0%		$118,975,928

(a)	Step bond. The rate shown is the rate in effect as of December 31, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2014.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2014: Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each a diversified series of the Trust. RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation—Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustee of the Trust (the “Board”). Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of December 31, 2014:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$41,018,518	$—	$—	$41,018,518

Total Investments	41,018,518	—	—	41,018,518

International Equity Fund
Assets
Common Stocks
Austria	—	266,957	—	266,957
Belgium	—	1,216,975	—	1,216,975
China	—	1,035,537	—	1,035,537
Denmark	—	658,627	—	658,627
France	—	3,975,945	—	3,975,945
Germany	2,012,853	302,720	—	2,315,573
Hong Kong	215,151	—	—	215,151

Japan	—	4,947,913	—		4,947,913
Netherlands	214,944	570,007	—		784,951
Norway	—	357,859	—		357,859
Singapore	—	302,424	—		302,424
South Korea	—	256,676	—		256,676
Switzerland	—	2,121,151	—		2,121,151
United Kingdom	—	3,519,798	—		3,519,798

Total Common Stocks	2,442,948	19,532,589	—		21,975,537

Preferred Stock
Germany	407,100	—	—		407,100

Total Preferred Stock	407,100	—	—		407,100

Money Market Fund	169,085	—	—		169,085

Total Investments	3,019,133	19,532,589	—		22,551,722

International Equity Index Fund
Assets
Common Stocks
Australia	—	0	—		—
France	0	—	—		—
Ireland	—	—	0	[4]	—
Portugal	6,885	—	—		6,885

Total Common Stocks	6,885	0	0	[4]	6,885

Right
Austria	—	—	0	[4]	—

Total Right	—	—	0	[4]	—

Warrant
Hong Kong	442	—	—		442

Total Warrant	442	—	—		442

Short-Term Investment	—	17,220	—		17,220

Money Market Fund	55,476,144	—	—		55,476,144

Total Investments	55,483,471	17,220	0	[4]	55,500,691

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	270,978,223	—	—		270,978,223
Money Market Fund	1,420,047	—	—		1,420,047

Total Investments	272,398,270	—	—		272,398,270

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,330,118,266	—	—		2,330,118,266
Money Market Fund	101,140,717	—	—		101,140,717

Total Investments	2,431,258,983	—	—		2,431,258,983

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	4,050,592,000	—	—		4,050,592,000
Short-Term Investment	—	162,556,350	—		162,556,350
Money Market Fund	182,416,222	—	—		182,416,222

Total Investments	4,233,008,222	162,556,350	—		4,395,564,572

Select Large Cap Growth Stock Fund
Assets
Common Stocks[1]	17,498,173	—	—		17,498,173
Money Market Fund	122,938	—	—		122,938

Total Investments	17,621,111	—	—		17,621,111

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	153,321,135	—	—		153,321,135
Short-Term Investment	—	21,638,925	—		21,638,925
Money Market Fund	1,488,800	—	—		1,488,800

Total Investments	154,809,935	21,638,925	—		176,448,860

Small Cap Value Equity Fund
Assets
Common Stocks[1]	1,522,971,415	—	—	1,522,971,415
Money Market Fund	7,885,994	—	—	7,885,994

Total Investments	1,530,857,409	—	—	1,530,857,409

Aggressive Growth Allocation Strategy[5]
Assets
Equity Funds	10,211,462	—	—	10,211,462
Fixed Income Funds	1,471,246	—	—	1,471,246
Exchange Traded Funds	1,938,457	—	—	1,938,457
Money Market Fund	156,962	—	—	156,962

Total Investments	13,778,127	—	—	13,778,127

Conservative Allocation Strategy[5]
Assets
Equity Funds	19,152,084	—	—	19,152,084
Fixed Income Funds	32,881,904	—	—	32,881,904
Exchange Traded Funds	11,693,115	—	—	11,693,115
Money Market Fund	734,884	—	—	734,884

Total Investments	64,461,987	—	—	64,461,987

Growth Allocation Strategy[5]
Assets
Equity Funds	41,316,515	—	—	41,316,515
Fixed Income Funds	12,043,027	—	—	12,043,027
Exchange Traded Funds	11,332,261	—	—	11,332,261
Money Market Fund	651,295	—	—	651,295

Total Investments	65,343,098	—	—	65,343,098

Moderate Allocation Strategy[5]
Assets
Equity Funds	59,687,438	—	—	59,687,438
Fixed Income Funds	45,162,040	—	—	45,162,040
Exchange Traded Funds	23,217,737	—	—	23,217,737
Money Market Fund	988,609	—	—	988,609

Total Investments	129,055,824	—	—	129,055,824

Core Bond Fund
Assets
Asset-Backed Securities[1]	—	10,156,940	—	10,156,940
Collateralized Mortgage Obligations[1]	—	10,493,665	—	10,493,665
Corporate Bonds[1]	—	45,760,119	—	45,760,119
Municipal Bond[2]	—	978,183	—	978,183
U.S. Government Agency Mortgages[1]	—	52,068,975	—	52,068,975
U.S. Treasury Obligations[1]	—	87,128,302	—	87,128,302
Foreign Government Bonds[1]	—	2,226,656	—	2,226,656
Short-Term Investment	—	867,620	—	867,620
Money Market Fund	9,041,316	—	—	9,041,316

Total Investments	9,041,316	209,680,460	—	218,721,776

Corporate Bond Fund
Assets
Corporate Bonds[1]	—	33,926,812	—	33,926,812
Short-Term Investment	—	705,510	—	705,510
Money Market Fund	283,616	—	—	283,616

Total Investments	283,616	34,632,322	—	34,915,938

Other Financial Instruments[3]
Credit Default Swap Contracts Credit Risk	—	233	—	233

Total Assets	283,616	34,632,555	—	34,916,171

Liabilities
Credit Default Swap Contracts Credit Risk	—	(2,518)	—	(2,518)

Total Liabilities	—	(2,518)	—	(2,518)

Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	120,137,325	—		120,137,325
Money Market Fund	5,139,690	—	—		5,139,690

Total Investments	5,139,690	120,137,325	—		125,277,015

High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	—	93,788,921	—		93,788,921
Money Market Fund	9,632,116	—	—		9,632,116

Total Investments	9,632,116	93,788,921	—		103,421,037

High Income Fund
Assets
Bank Loans[1]	—	36,739,043	—		36,739,043
Corporate Bonds[1]	—	652,927,711	0	[4]	652,927,711
Municipal Bonds[2]	—	8,494,358	—		8,494,358
Convertible Preferred Stocks[1]	2,400,550	—	—		2,400,550
Preferred Stock[1]	3,194,882	—	—		3,194,882
Common Stocks	7,989,573	609,201	—		8,598,774
Short-Term Investment	—	82,725,723	—		82,725,723
Money Market Fund	47,022,900	—	—		47,022,900

Total Investments	60,607,905	781,496,036	0	[4]	842,103,941

Intermediate Bond Fund
Assets
Asset-Backed Securities[1]	—	10,463,953	—		10,463,953
Corporate Bonds[1]	—	73,388,362	—		73,388,362
Municipal Bond[2]	—	2,635,114	—		2,635,114
U.S. Government Agency Mortgages[1]	—	1,829,995	—		1,829,995
U.S. Treasury Obligations[1]	—	162,007,788	—		162,007,788
Foreign Government Bonds	—	2,903,622	—		2,903,622
Short-Term Investment	—	4,106,940	—		4,106,940
Money Market Fund	10,312,776	—	—		10,312,776

Total Investments	10,312,776	257,335,774	—		267,648,550

Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	655,115,332	—		655,115,332
Money Market Fund	35,046,162	—	—		35,046,162

Total Investments	35,046,162	655,115,332	—		690,161,494

Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,766,781	—		2,766,781
Collateralized Mortgage Obligations[1]	—	3,269,492	—		3,269,492
U.S. Government Agency Mortgages[1]	—	285,187	—		285,187
Money Market Fund	324,440	—	—		324,440

Total Investments	324,440	6,321,460	—		6,645,900

Limited-Term Federal Mortgage Securities Fund
Assets
Collateralized Mortgage Obligations[1]	—	2,064,819	—		2,064,819
U.S. Government Agency Mortgages[1]	—	10,768,816	—		10,768,816
U.S. Treasury Obligations[1]	—	483,646	—		483,646
Money Market Fund	804,938	—	—		804,938

Total Investments	804,938	13,317,281	—		14,122,219

North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	31,821,074	—		31,821,074
Money Market Fund	3,373,650	—	—		3,373,650

Total Investments	3,373,650	31,821,074	—		35,194,724

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	6,030,938,851	—		6,030,938,851
Corporate Bonds[1]	—	239,273,356	0	[4]	239,273,356
Municipal Bonds[2]	—	26,564,521	—		26,564,521
Preferred Stock[1]	2,480,379	—	—		2,480,379
Common Stock[1]	—	793,926	—		793,926
Money Market Fund	106,556,603	—	—		106,556,603

Total Investments	109,036,982	6,297,570,654	0	[4]	6,406,607,636

Seix High Yield Fund
Assets
Bank Loans[1]	—	40,654,260	—		40,654,260
Corporate Bonds[1]	—	593,982,188	—		593,982,188
Convertible Preferred Stock[1]	1,323,955	—	—		1,323,955
Short-Term Investment	—	49,486,340	—		49,486,340
Money Market Fund	33,890,184	—	—		33,890,184

Total Investments	35,214,139	684,122,788	—		719,336,927

Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	8,746,094	—		8,746,094
Collateralized Mortgage Obligations[1]	—	6,015,623	—		6,015,623
Corporate Bonds[1]	—	19,436,266	—		19,436,266
Municipal Bonds[2]	—	1,797,682	—		1,797,682
U.S. Government Agency Mortgages[1]	—	7,815,668	—		7,815,668
U.S. Treasury Obligations[1]	—	24,426,047	—		24,426,047
Money Market Fund	1,721,306	—	—		1,721,306

Total Investments	1,721,306	68,237,380	—		69,958,686

Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	—	39,935,215	—		39,935,215
Money Market Fund	1,506,677	—	—		1,506,677

Total Investments	1,506,677	39,935,215	—		41,441,892

Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	46,684,626	—		46,684,626
Collateralized Mortgage Obligations[1]	—	62,816,261	—		62,816,261
Bank Loans[1]	—	43,475,992	—		43,475,992
Corporate Bonds[1]	—	238,716,003	—		238,716,003
Municipal Bond[2]	—	4,530,584	—		4,530,584
U.S. Government Agency Mortgages[1]	—	271,764,692	—		271,764,692
U.S. Treasury Obligations[1]	—	388,645,670	—		388,645,670
Foreign Government Bonds	—	10,881,461	—		10,881,461
Short-Term Investment	—	9,474,905	—		9,474,905
Money Market Fund	49,251,519	—	—		49,251,519

Total Investments	49,251,519	1,076,990,194	—		1,126,241,713

Other Financial Instruments[3]
Forward Foreign Currency Contracts Foreign Currency Risk	—	106,857	—		106,857
Credit Default Swap Contracts Credit Risk	—	6,200	—		6,200

Total Assets	49,251,519	1,077,103,251	—		1,126,354,770

Liabilities
Forward Foreign Currency Contracts Foreign Currency Risk	—	(203,519)	—		(203,519)
Credit Default Swap Contracts Credit Risk	—	(67,143)	—		(67,143)

Total Liabilities	—	(270,662)	—		(270,662)

Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	22,590,161	—	22,590,161
Collateralized Mortgage Obligations[1]	—	30,013,566	—	30,013,566
Corporate Bonds[1]	—	76,418,372	—	76,418,372
Municipal Bonds[2]	—	3,450,242	—	3,450,242
U.S. Government Agency Mortgages[1]	—	11,386,206	—	11,386,206
Money Market Fund	838,878	—	—	838,878

Total Investments	838,878	143,858,547	—	144,697,425

Other Financial Instruments[3]
Liabilities
Futures Contracts Interest Rate Risk	(1,402)	—	—	(1,402)

Total Liabilities	(1,402)	—	—	(1,402)

U.S. Government Securities Fund
Assets
U.S. Treasury Obligations[1]	—	18,109,328	—	18,109,328
Money Market Fund	430,317	—	—	430,317

Total Investments	430,317	18,109,328	—	18,539,645

U.S. Government Securities Ultra-Short Bond Fund
Assets
Collateralized Mortgage Obligations[1]	—	546,198,116	—	546,198,116
U.S. Government Agency Mortgages[1]	—	1,092,819,788	—	1,092,819,788
U.S. Treasury Obligations[1]	—	35,660,387	—	35,660,387
Money Market Fund	47,709,055	—	—	47,709,055

Total Investments	47,709,055	1,674,678,291	—	1,722,387,346

Other Financial Instruments[3]
Futures Contracts Interest Rate Risk	42,873	—	—	42,873

Total Assets	47,751,928	1,674,678,291	—	1,722,430,219

Liabilities
Futures Contracts Interest Rate Risk	(10,944)	—	—	(10,944)

Total Liabilities	(10,944)	—	—	(10,944)

Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	116,302,131	—	116,302,131
Money Market Fund	4,826,077	—	—	4,826,077

Total Investments	4,826,077	116,302,131	—	121,128,208

1	Please see the Schedules for Sector or Country Classifications.
2	Please see the Schedules for State Classifications.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
4	As of December 31, 2014, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended December 31, 2014. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at period end have not been presented.
5	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of December 31, 2014, securities valued at $3,709,382 and $241,259 were transferred from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures for International Equity Fund and International Equity Index Fund, respectively. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor applied to their equity prices as of December 31, 2014.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at December 31, 2014 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts – Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts – Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Fund’s Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contact to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S.

securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

In accordance with the exemptive order obtained from the SEC, the Funds pool their money in a joint trading account, as described below. The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. As of December 31, 2014, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending as of December 31, 2014 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	7,874,441	$7,874,441
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	323,722,106	323,722,106

Total Investments (Cost $331,596,547)		331,596,547
Amount due to Lending Agent		(23,081)

Net Investment Value		$331,573,466

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of December 31, 2014, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments which are presented in the Funds’ Schedules of Portfolio Investments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of December 31, 2014, the Funds’ did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(r) Line of Credit — The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $250,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.11% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings.

3. Tax Basis of Investments

As of December 31, 2014 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth Stock Fund	$25,691,119	$16,426,357	$(1,098,958)	$15,327,399
International Equity Fund	18,287,253	4,841,608	(577,139)	4,264,469
International Equity Index Fund	57,241,609	442	(1,741,360)	(1,740,918)
Large Cap Growth Stock Fund	146,164,305	126,832,188	(598,223)	126,233,965
Large Cap Value Equity Fund	1,857,813,161	573,445,822	—	573,445,822
Mid-Cap Value Equity Fund	3,845,442,976	623,413,072	(73,291,476)	550,121,596
Select Large Cap Growth Stock Fund	11,558,975	6,231,086	(168,950)	6,062,136
Small Cap Growth Stock Fund	144,211,533	38,379,296	(6,141,969)	32,237,327
Small Cap Value Equity Fund	1,167,802,750	428,536,494	(65,481,835)	363,054,659
Aggressive Growth Allocation Strategy	11,179,453	2,649,409	(50,735)	2,598,674
Conservative Allocation Strategy	60,926,939	3,802,167	(267,119)	3,535,048
Growth Allocation Strategy	54,512,327	11,084,527	(253,756)	10,830,771
Moderate Allocation Strategy	110,988,644	18,377,522	(310,342)	18,067,180

Core Bond Fund	214,992,631	4,088,370	(359,225)	3,729,145
Corporate Bond Fund	34,301,163	919,576	(304,801)	614,775
Georgia Tax-Exempt Bond Fund	117,338,234	7,954,851	(16,070)	7,938,781
High Grade Municipal Bond Fund	97,919,730	5,521,523	(20,216)	5,501,307
High Income Fund	872,114,397	10,603,742	(40,614,198)	(30,010,456)
Intermediate Bond Fund	265,629,382	2,506,459	(487,291)	2,019,168
Investment Grade Tax-Exempt Bond Fund	649,349,531	41,031,454	(219,491)	40,811,963
Limited Duration Fund	6,630,487	18,347	(2,934)	15,413
Limited-Term Federal Mortgage Securities Fund	13,851,824	277,338	(6,943)	270,395
North Carolina Tax-Exempt Bond Fund	33,151,786	2,044,146	(1,208)	2,042,938
Seix Floating Rate High Income Fund	6,595,047,218	14,990,541	(203,430,123)	(188,439,582)
Seix High Yield Fund	735,106,598	11,297,679	(27,067,350)	(15,769,671)
Short-Term Bond Fund	70,000,047	50,355	(91,716)	(41,361)
Short-Term Municipal Bond Fund	41,318,998	164,051	(41,157)	122,894
Total Return Bond Fund	1,108,398,346	21,677,263	(3,833,896)	17,843,367
Ultra-Short Bond Fund	144,621,294	359,028	(282,897)	76,131
U.S. Government Securities Fund	18,052,834	511,006	(24,195)	486,811
U.S. Government Securities Ultra-Short Bond Fund	1,695,705,860	27,783,509	(1,102,023)	26,681,486
Virginia Intermediate Municipal Bond Fund	115,049,968	6,088,275	(10,035)	6,078,240

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers during the period ended December 31, 2014, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at December 31, 2014	Value at December 31, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	485	5	458	32	$284	$37	$5	$(176)
RidgeWorth High Income Fund—I Shares	18,815	1,353	20,168	—	—	2,349	—	154
RidgeWorth High Income Fund—IS Shares*	—	19,879	7,821	12,058	79,702	2,565	2,502	808
RidgeWorth Intermediate Bond Fund—I Shares	151	1	122	30	297	9	1	(55)
RidgeWorth International Equity Fund—I Shares	101,668	8,720	43,388	67,000	667,322	13,794	65,926	39,072
RidgeWorth International Equity Index Fund—I Shares	5,009	—	5,009	—	—	—	—	(5,703)

RidgeWorth Large Cap Growth Stock Fund—I Shares	561,107	3,160	564,267	—	—	—	—	(32,372)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	572,549	142,117	430,432	4,192,403	—	309,280	(12,548)
RidgeWorth Large Cap Value Equity Fund—I Shares	235,151	792	235,943	—	—	—	—	56,634
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	244,903	60,624	184,279	3,127,209	34,413	237,419	442,899
RidgeWorth Mid-Cap Value Equity Fund—I Shares	121,106	2,647	123,753	—	—	—	—	29,572
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	124,571	35,316	89,255	1,221,900	10,578	103,961	180,571
RidgeWorth Seix Floating Rate High Income Fund—I Shares	15,129	3,222	8,138	10,213	89,364	3,984	—	(461)
RidgeWorth Seix High Yield Fund—I Shares	14,725	2,991	8,114	9,602	82,962	5,092	6,937	(270)
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	2,832	247	2,205	874	19,251	—	5,325	19,016
RidgeWorth Small Cap Growth Stock Fund—I Shares	43,703	860	44,563	—	—	—	—	(900)
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	47,498	12,021	35,477	498,800	—	74,940	44,849
RidgeWorth Small Cap Value Equity Fund—I Shares	38,938	6,469	13,590	31,817	484,577	4,082	73,995	105,472
RidgeWorth Total Return Bond Fund—I Shares	147,878	7,887	155,765	—	—	13,266	—	(4,200)
RidgeWorth Total Return Bond Fund—IS Shares*	—	161,737	53,853	107,884	1,148,963	12,980	—	(20,624)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	8,213	4,937	6,272	6,878	69,674	502	—	(295)

Total					$11,682,708	$103,651	$880,291	$841,443

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at December 31, 2014	Value at December 31, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Conservative Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	10,004	104	8,963	1,145	$10,061	$739	$186	$(2,877)
RidgeWorth High Income Fund—I Shares	303,026	6,488	309,514	—	—	36,378	—	5,073
RidgeWorth High Income Fund—IS Shares*	—	303,492	14,320	289,172	1,911,424	50,572	59,864	(3,516)
RidgeWorth Intermediate Bond Fund—I Shares	1,337	14	508	843	8,269	106	34	(225)
RidgeWorth International Equity Fund—I Shares	116,873	21,213	8,733	129,353	1,288,356	26,693	127,574	467
RidgeWorth International Equity Index Fund—I Shares	8,364	779	9,143	—	—	—	—	(9,846)
RidgeWorth Large Cap Growth Stock Fund—I Shares	714,697	11,565	726,262	—	—	—	—	(40,270)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	823,160	16,853	806,307	7,853,426	—	579,872	(35,659)
RidgeWorth Large Cap Value Equity Fund—I Shares	299,976	5,197	305,173	—	—	—	—	2,198
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	347,779	7,484	340,295	5,774,802	63,581	438,653	(3,024)
RidgeWorth Mid-Cap Value Equity Fund—I Shares	153,775	2,880	156,655	—	—	—	—	1,169
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	177,949	5,524	172,425	2,360,501	20,462	201,098	(1,916)
RidgeWorth Seix Floating Rate High Income Fund—I Shares	237,199	23,042	15,936	244,305	2,137,671	70,230	—	(2,983)

RidgeWorth Seix High Yield Fund—I Shares	233,435	42,867	46,136	230,166	1,988,635	90,085	165,790	1,688
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	3,818	437	2,710	1,545	34,031	—	9,413	22,989
RidgeWorth Small Cap Growth Stock Fund—I Shares	54,754	1,107	55,861	—	—	—	—	(1,464)
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	67,889	1,995	65,894	926,469	—	139,345	(3,041)
RidgeWorth Small Cap Value Equity Fund—I Shares	49,273	13,951	3,178	60,046	914,499	7,712	139,801	926
RidgeWorth Total Return Bond Fund—I Shares	2,436,650	20,118	2,456,768	—	—	212,556	—	(45,240)
RidgeWorth Total Return Bond Fund—IS Shares*	—	2,482,528	120,583	2,361,945	25,154,710	249,913	—	(37,429)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	129,608	60,772	25,411	164,969	1,671,134	8,913	—	113

Total					$52,033,988	$837,940	$1,861,630	$(152,867)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at December 31, 2014	Value at December 31, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Growth Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	1,253	23	895	381	$3,353	$140	$62	$(311)
RidgeWorth High Income Fund—I Shares	118,209	3,188	121,397	—	—	14,267	—	1,495
RidgeWorth High Income Fund—IS Shares*	—	116,412	10,440	105,972	700,472	18,702	21,746	(989)
RidgeWorth Intermediate Bond Fund—I Shares	163	2	—	165	1,623	16	7	—

RidgeWorth International Equity Fund—I Shares	284,177	42,490	46,750	279,917	2,787,973	57,108	272,934	10,543
RidgeWorth International Equity Index Fund—I Shares	7,110	1,947	9,057	—	—	—	—	(9,487)
RidgeWorth Large Cap Growth Stock Fund—I Shares	1,633,141	20,673	1,653,814	—	—	—	—	(93,825)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	1,785,840	46,821	1,739,019	16,938,048	—	1,237,065	(40,766)
RidgeWorth Large Cap Value Equity Fund—I Shares	692,219	10,176	702,395	—	—	—	—	29,409
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	765,561	32,465	733,096	12,440,631	135,489	934,753	26,634
RidgeWorth Mid-Cap Value Equity Fund—I Shares	358,553	4,108	362,661	—	—	—	—	16,356
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	395,653	22,735	372,918	5,105,248	43,791	430,379	59,471
RidgeWorth Seix Floating Rate High Income Fund—I Shares	98,448	9,258	18,174	89,532	783,401	26,886	—	(2,296)
RidgeWorth Seix High Yield Fund—I Shares	87,054	17,172	19,863	84,363	728,895	33,551	60,241	13,460
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	16,475	933	14,236	3,172	69,873	—	19,327	140,508
RidgeWorth Small Cap Growth Stock Fund—I Shares	127,507	1,919	129,426	—	—	—	—	(5,018)
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	150,467	8,220	142,247	1,999,987	—	297,629	(8,470)
RidgeWorth Small Cap Value Equity Fund—I Shares	114,855	27,696	12,889	129,662	1,974,755	16,475	298,642	61,734
RidgeWorth Total Return Bond Fund—I Shares	939,499	8,286	947,785	—	—	81,536	—	(19,133)

RidgeWorth Total Return Bond Fund—IS Shares*	—	948,062	83,008	865,054	9,212,828	92,251	—	(20,640)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	51,134	19,786	10,460	60,460	612,455	3,391	—	11

Total					$53,359,542	$523,603	$3,572,785	$158,686

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at December 31, 2014	Value at December 31, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund—I Shares	3,590	607	3,124	1,073	$9,430	$246	$175	$(865)
RidgeWorth High Income Fund—I Shares	522,306	7,787	530,093	—	—	56,751	—	48,669
RidgeWorth High Income Fund—IS Shares*	—	431,675	34,442	397,233	2,625,712	71,031	81,915	2,800
RidgeWorth Intermediate Bond Fund—I Shares	1,353	19	—	1,372	13,462	135	56	—
RidgeWorth International Equity Fund—I Shares	453,632	50,633	98,304	405,961	4,043,369	83,294	398,087	48,325
RidgeWorth International Equity Index Fund—I Shares	13,499	—	13,499	—	—	—	—	(12,069)
RidgeWorth Large Cap Growth Stock Fund—I Shares	2,674,912	25,067	2,699,979	—	—	—	—	(378,874)
RidgeWorth Large Cap Growth Stock Fund—IS Shares*	—	2,630,246	119,174	2,511,072	24,457,843	—	1,799,209	(68,779)
RidgeWorth Large Cap Value Equity Fund—I Shares	1,113,327	12,258	1,125,585	—	—	—	—	534,288
RidgeWorth Large Cap Value Equity Fund—IS Shares*	—	1,109,034	49,900	1,059,134	17,973,502	197,193	1,360,453	266,380

RidgeWorth Mid-Cap Value Equity Fund—I Shares	574,336	5,817	580,153	—	—	—	—	227,511
RidgeWorth Mid-Cap Value Equity Fund—IS Shares*	—	577,332	36,972	540,360	7,397,530	63,869	627,701	177,152
RidgeWorth Seix Floating Rate High Income Fund—I Shares	390,746	16,672	71,412	336,006	2,940,050	102,758	—	(15,673)
RidgeWorth Seix High Yield Fund—I Shares	401,805	46,464	132,190	316,079	2,730,926	132,518	226,766	189,218
RidgeWorth Select Large Cap Growth Stock Fund—I Shares	7,493	1,349	4,070	4,772	105,122	—	29,077	36,789
RidgeWorth Small Cap Growth Stock Fund—I Shares	201,617	1,998	203,615	—	—	—	—	24,013
RidgeWorth Small Cap Growth Stock Fund—IS Shares*	—	216,780	11,304	205,476	2,888,997	—	433,298	19,044
RidgeWorth Small Cap Value Equity Fund—I Shares	179,927	33,323	28,019	185,231	2,821,075	23,722	430,014	204,880
RidgeWorth Total Return Bond Fund—I Shares	3,636,736	41,909	3,678,645	—	—	309,908	—	(109,779)
RidgeWorth Total Return Bond Fund—IS Shares*	—	3,520,855	276,824	3,244,031	34,548,932	349,600	—	(64,544)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund—I Shares	214,411	69,150	57,152	226,409	2,293,528	12,897	—	533

Total					$104,849,478	$1,403,922	$5,386,751	$1,129,019

*	IS Shares commenced operations on August 1, 2014.

6. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

At a meeting held on November 18, 2014, the Board approved the liquidation and closing of the RidgeWorth International Equity Index Fund (the “Fund”). The Fund completed the liquidation and closing on January 23, 2015.

At a meeting held on November 18, 2014, the Board approved the reorganization of the RidgeWorth Select Large Cap Growth Stock Fund (the “Target Fund”) into the RidgeWorth Large Cap Growth Stock Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization was effective at the close of business on January 23, 2015. Each shareholder of the A, C and I Shares of the Target Fund will receive A, C and I Shares of the Acquiring Fund, respectively, in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 27, 2015

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer and Chief Financial Officer

Date:	February 27, 2015